UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	3,182,129,159	3,285,108,263
0.5%	Other Investment Companies	15,425,136	15,425,136
100.2%	Total Investments	3,197,554,295	3,300,533,399
(0.2%)	Other Assets and Liabilities, Net		(6,728,940)
100.0%	Net Assets		3,293,804,459

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Diversified REITs 2.8%
American Assets Trust, Inc.	211,732	8,268,135
First Potomac Realty Trust	303,405	3,319,251
Forest City Realty Trust, Inc., Class A	1,109,861	25,271,535
Liberty Property Trust	754,066	30,984,572
PS Business Parks, Inc.	99,875	12,612,215
Washington Real Estate Investment Trust	381,476	12,325,489
		92,781,197

Health Care REITs 12.4%
Care Capital Properties, Inc.	421,415	11,079,000
HCP, Inc.	2,398,866	75,180,461
Healthcare Realty Trust, Inc.	592,411	19,703,590
LTC Properties, Inc.	200,800	9,678,560
Quality Care Properties, Inc. *	479,775	8,117,793
Senior Housing Properties Trust	1,218,500	25,759,090
Universal Health Realty Income Trust	69,060	4,954,364
Ventas, Inc.	1,814,049	120,616,118
Welltower, Inc.	1,853,862	134,479,150
		409,568,126

Hotel & Resort REITs 7.1%
Apple Hospitality REIT, Inc.	787,517	14,742,318
Ashford Hospitality Prime, Inc.	161,784	1,556,362
Ashford Hospitality Trust, Inc.	405,202	2,496,044
Chesapeake Lodging Trust	295,705	6,816,000
DiamondRock Hospitality Co.	1,003,379	11,127,473
FelCor Lodging Trust, Inc.	626,125	4,489,316
Hersha Hospitality Trust	221,193	4,116,402
Hospitality Properties Trust	846,646	24,485,002
Host Hotels & Resorts, Inc.	3,792,181	68,221,336
LaSalle Hotel Properties	582,324	16,567,118
Pebblebrook Hotel Trust	374,426	11,577,252
RLJ Lodging Trust	623,921	12,696,793
Ryman Hospitality Properties, Inc.	263,583	16,977,381
Summit Hotel Properties, Inc.	522,780	9,357,762
Sunstone Hotel Investors, Inc.	1,129,103	17,625,298
Xenia Hotels & Resorts, Inc.	554,732	9,929,703
		232,781,560

Security	Number of Shares	Value ($)
Industrial REITs 8.1%
DCT Industrial Trust, Inc.	470,629	24,806,855
Duke Realty Corp.	1,820,514	52,194,136
EastGroup Properties, Inc.	170,805	13,910,359
First Industrial Realty Trust, Inc.	602,845	17,410,164
Prologis, Inc.	2,707,043	150,349,168
Rexford Industrial Realty, Inc.	337,770	9,204,232
		267,874,914

Office REITs 16.6%
Alexandria Real Estate Equities, Inc.	454,307	53,008,541
Boston Properties, Inc.	784,225	95,142,177
Brandywine Realty Trust	901,897	15,720,065
Columbia Property Trust, Inc.	616,640	13,319,424
Corporate Office Properties Trust	502,069	16,934,787
Cousins Properties, Inc.	2,108,987	18,052,929
Douglas Emmett, Inc.	745,210	28,288,171
Easterly Government Properties, Inc.	122,832	2,439,443
Equity Commonwealth *	630,766	19,629,438
Franklin Street Properties Corp.	558,135	6,279,019
Highwoods Properties, Inc.	526,352	26,528,141
Hudson Pacific Properties, Inc.	792,922	25,976,125
Kilroy Realty Corp.	504,436	36,934,804
Mack-Cali Realty Corp.	460,493	12,253,719
NorthStar Realty Europe Corp.	285,890	3,487,858
Paramount Group, Inc.	932,135	14,373,522
Parkway, Inc.	219,797	4,382,752
Piedmont Office Realty Trust, Inc., Class A	754,162	15,980,693
SL Green Realty Corp.	516,022	52,133,702
Tier REIT, Inc.	248,453	4,017,485
Vornado Realty Trust	883,290	81,439,338
		546,322,133

Residential REITs 21.1%
American Campus Communities, Inc.	680,479	32,295,533
American Homes 4 Rent, Class A	1,188,801	26,712,359
Apartment Investment & Management Co., Class A	807,094	34,640,475
AvalonBay Communities, Inc.	702,997	134,441,146
Camden Property Trust	448,200	37,339,542
Colony Starwood Homes	491,675	16,997,205
Education Realty Trust, Inc.	376,085	14,407,816
Equity LifeStyle Properties, Inc.	415,301	35,051,404
Equity Residential	1,879,561	122,340,626
Essex Property Trust, Inc.	335,935	86,308,420
Independence Realty Trust, Inc.	313,115	3,009,035
Mid-America Apartment Communities, Inc.	581,209	59,248,445
Monogram Residential Trust, Inc.	847,269	8,159,201
NexPoint Residential Trust, Inc.	100,856	2,436,681
Sun Communities, Inc.	340,642	29,342,902
UDR, Inc.	1,369,853	52,890,024
		695,620,814

1

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retail REITs 20.1%
Acadia Realty Trust	438,407	11,902,750
Brixmor Property Group, Inc.	1,332,859	24,044,776
CBL & Associates Properties, Inc.	902,764	6,942,255
Cedar Realty Trust, Inc.	388,142	1,936,829
DDR Corp.	1,560,663	13,390,489
Federal Realty Investment Trust	370,053	45,420,305
GGP, Inc.	2,990,906	66,637,386
Kimco Realty Corp.	2,180,110	38,239,129
Kite Realty Group Trust	427,250	7,677,682
Pennsylvania Real Estate Investment Trust	330,985	3,541,540
Ramco-Gershenson Properties Trust	405,473	5,104,905
Regency Centers Corp.	749,319	45,603,554
Retail Opportunity Investments Corp.	558,106	11,028,175
Retail Properties of America, Inc., Class A	1,210,969	14,894,919
Saul Centers, Inc.	60,202	3,449,575
Seritage Growth Properties, Class A (a)	118,112	4,635,896
Simon Property Group, Inc.	1,636,868	252,486,889
Tanger Factory Outlet Centers, Inc.	482,934	12,585,260
Taubman Centers, Inc.	309,535	18,928,065
The Macerich Co.	619,640	35,573,532
Urban Edge Properties	510,523	12,170,868
Washington Prime Group, Inc.	923,122	7,043,421
Weingarten Realty Investors	606,969	18,263,697
		661,501,897

Specialized REITs 11.5%
CubeSmart	913,539	22,801,933
Digital Realty Trust, Inc.	816,019	96,445,286
DuPont Fabros Technology, Inc.	400,759	21,893,464
Extra Space Storage, Inc.	645,170	49,981,320
Life Storage, Inc.	238,882	17,892,262
National Storage Affiliates Trust	211,509	5,129,093
Public Storage	763,939	164,514,264
		378,657,622
Total Common Stock
(Cost $3,182,129,159)		3,285,108,263

Other Investment Companies 0.5% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (b)	11,408,953	11,408,953

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.71% (b)	4,016,183	4,016,183
Total Other Investment Companies
(Cost $15,425,136)		15,425,136

End of Investments

At 05/31/17, the tax basis cost of the fund's investments was $3,202,002,014 and the unrealized appreciation and depreciation were $250,836,683 and ($152,305,298), respectively, with a net unrealized appreciation of $98,531,385.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,892,226.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	70	8,438,850	142,809

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,285,108,263	$—	$—	$3,285,108,263
Other Investment Companies[1]	15,425,136	—	—	15,425,136
Total	$3,300,533,399	$—	$—	$3,300,533,399
Other Financial Instruments
Futures Contracts[2]	$142,809	$—	$—	$142,809
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
2

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
3

Schwab U.S. REIT ETF
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
4

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG66362MAY17
5

Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	236,524,177	264,044,003
0.4%	Other Investment Companies	1,030,648	1,030,648
100.0%	Total Investments	237,554,825	265,074,651
0.0%	Other Assets and Liabilities, Net		131,026
100.0%	Net Assets		265,205,677

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.3%
Adient plc	700	47,971
American Axle & Manufacturing Holdings, Inc. *	702	10,607
BorgWarner, Inc.	3,692	156,947
Cooper Tire & Rubber Co.	978	35,208
Cooper-Standard Holding, Inc. *	220	23,762
Dana, Inc.	3,588	75,779
Delphi Automotive plc	3,229	284,055
Dorman Products, Inc. *	252	21,017
Ford Motor Co.	81,698	908,482
General Motors Co.	33,945	1,151,754
Gentex Corp.	2,560	48,589
Harley-Davidson, Inc.	2,857	151,450
LCI Industries	320	28,480
Lear Corp.	1,440	214,618
Standard Motor Products, Inc.	480	23,357
Tenneco, Inc.	888	50,483
The Goodyear Tire & Rubber Co.	4,647	149,726
Thor Industries, Inc.	667	60,383
Tower International, Inc.	1,087	25,218
Visteon Corp. *	808	81,034
		3,548,920

Banks 5.0%
Associated Banc-Corp.	1,536	36,634
Astoria Financial Corp.	913	16,909
BancorpSouth, Inc.	432	12,398
Bank of America Corp.	67,308	1,508,372
Bank of Hawaii Corp.	640	49,747
BankUnited, Inc.	482	15,983
BB&T Corp.	8,002	333,283
BOK Financial Corp.	160	12,885
Capitol Federal Financial, Inc.	2,958	40,880
Cathay General Bancorp	173	6,141
CIT Group, Inc.	3,449	155,377
Citigroup, Inc.	32,441	1,963,978
Citizens Financial Group, Inc.	4,037	137,662
Comerica, Inc.	791	54,231
Commerce Bancshares, Inc.	724	38,756
Community Bank System, Inc.	160	8,602
Cullen/Frost Bankers, Inc.	560	51,330
CVB Financial Corp.	800	16,240
Security	Number of Shares	Value ($)
East West Bancorp, Inc.	640	35,027
EverBank Financial Corp.	437	8,500
F.N.B. Corp.	1,120	14,784
Fifth Third Bancorp	10,426	247,513
First Citizens BancShares, Inc., Class A	35	11,599
First Financial Bancorp	811	20,316
First Financial Bankshares, Inc.	413	15,797
First Horizon National Corp.	3,040	51,498
First Republic Bank	643	59,220
Fulton Financial Corp.	1,920	33,600
Glacier Bancorp, Inc.	482	15,549
Great Western Bancorp, Inc.	421	15,939
Hancock Holding Co.	420	19,404
Huntington Bancshares, Inc.	6,337	79,466
IBERIABANK Corp.	160	12,352
International Bancshares Corp.	640	21,216
JPMorgan Chase & Co.	36,767	3,020,409
KeyCorp	11,132	194,476
M&T Bank Corp.	881	137,850
MB Financial, Inc.	480	19,766
NBT Bancorp, Inc.	320	11,245
New York Community Bancorp, Inc.	6,240	80,621
Northwest Bancshares, Inc.	1,866	28,718
Ocwen Financial Corp. *	5,051	12,526
Old National Bancorp	640	10,112
PacWest Bancorp	199	9,287
People's United Financial, Inc.	3,200	53,024
PHH Corp. *	2,000	26,900
Popular, Inc.	2,080	77,376
PrivateBancorp, Inc.	284	16,924
Prosperity Bancshares, Inc.	230	14,407
Regions Financial Corp.	10,553	146,054
Signature Bank *	93	13,301
SunTrust Banks, Inc.	5,076	270,906
SVB Financial Group *	160	27,280
Synovus Financial Corp.	642	26,245
TCF Financial Corp.	2,240	33,734
The PNC Financial Services Group, Inc.	4,800	569,760
Trustmark Corp.	640	19,462
U.S. Bancorp	14,440	734,852
UMB Financial Corp.	225	15,757
Umpqua Holdings Corp.	1,200	20,334
United Bankshares, Inc.	480	18,360
Valley National Bancorp	2,240	25,267
Washington Federal, Inc.	960	30,672
Webster Financial Corp.	640	31,181
Wells Fargo & Co.	44,885	2,295,419
Westamerica Bancorp	269	13,802
Wintrust Financial Corp.	160	11,002
Zions Bancorp	688	27,568
		13,165,785

Capital Goods 8.8%
3M Co.	6,188	1,265,260
A.O. Smith Corp.	960	52,675
AAR Corp.	960	33,542

1

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Actuant Corp., Class A	640	16,608
Acuity Brands, Inc.	163	26,554
AECOM *	2,912	93,504
Aegion Corp. *	480	9,499
AGCO Corp.	2,080	133,182
Air Lease Corp.	667	24,626
Aircastle Ltd.	830	18,119
Albany International Corp., Class A	480	23,184
Allegion plc	551	43,325
Allison Transmission Holdings, Inc.	857	33,183
AMETEK, Inc.	1,286	78,472
Apogee Enterprises, Inc.	189	10,070
Applied Industrial Technologies, Inc.	962	59,404
Arconic, Inc.	8,252	226,682
Armstrong World Industries, Inc. *	1,850	77,053
Astec Industries, Inc.	320	17,910
AZZ, Inc.	177	9,602
Babcock & Wilcox Enterprises, Inc. *	758	8,073
Barnes Group, Inc.	640	36,218
Beacon Roofing Supply, Inc. *	480	23,150
Briggs & Stratton Corp.	1,120	26,634
BWX Technologies, Inc.	1,334	64,832
Carlisle Cos., Inc.	640	64,851
Caterpillar, Inc.	10,490	1,105,961
Chart Industries, Inc. *	374	12,847
Chicago Bridge & Iron Co. N.V.	1,703	32,221
CIRCOR International, Inc.	160	10,314
Colfax Corp. *	800	32,448
Comfort Systems USA, Inc.	739	25,459
Crane Co.	480	37,238
Cubic Corp.	397	18,401
Cummins, Inc.	2,989	471,365
Curtiss-Wright Corp.	640	57,619
Deere & Co.	7,573	927,390
DigitalGlobe, Inc. *	480	14,952
Donaldson Co., Inc.	1,524	73,091
Dover Corp.	2,744	226,517
Dycom Industries, Inc. *	352	29,635
Eaton Corp. plc	5,441	421,025
EMCOR Group, Inc.	1,280	80,666
Emerson Electric Co.	11,928	705,183
Encore Wire Corp.	480	19,848
EnerSys	480	35,549
EnPro Industries, Inc.	160	10,690
ESCO Technologies, Inc.	486	27,994
Esterline Technologies Corp. *	320	31,184
Fastenal Co.	2,643	114,098
Flowserve Corp.	2,593	125,761
Fluor Corp.	5,935	266,244
Fortive Corp.	1,650	103,043
Fortune Brands Home & Security, Inc.	1,006	63,479
Franklin Electric Co., Inc.	320	12,224
GATX Corp.	800	47,584
Generac Holdings, Inc. *	866	30,007
General Cable Corp.	3,235	53,539
General Dynamics Corp.	3,262	663,001
General Electric Co.	94,224	2,579,853
Graco, Inc.	480	52,738
Granite Construction, Inc.	960	44,986
Griffon Corp.	1,059	22,980
H&E Equipment Services, Inc.	646	12,849
Harsco Corp. *	4,882	72,742
HD Supply Holdings, Inc. *	342	13,800
Herc Holdings, Inc. *	749	28,335
Hexcel Corp.	480	24,686
Hillenbrand, Inc.	640	22,848
Honeywell International, Inc.	5,841	776,795
Hubbell, Inc.	678	78,587
Huntington Ingalls Industries, Inc.	385	75,387
Security	Number of Shares	Value ($)
Hyster-Yale Materials Handling, Inc.	168	12,538
IDEX Corp.	480	52,066
Illinois Tool Works, Inc.	4,000	564,880
Ingersoll-Rand plc	3,227	289,139
Jacobs Engineering Group, Inc.	2,147	112,546
Johnson Controls International plc	13,915	581,090
Kaman Corp.	320	15,459
KBR, Inc.	6,629	90,353
Kennametal, Inc.	1,855	71,362
KLX, Inc. *	860	41,615
L3 Technologies, Inc.	2,182	367,863
Lennox International, Inc.	369	65,350
Lincoln Electric Holdings, Inc.	800	71,504
Lindsay Corp.	77	6,574
Lockheed Martin Corp.	2,685	754,834
Masco Corp.	1,002	37,325
Masonite International Corp. *	160	11,784
MasTec, Inc. *	1,367	57,961
Moog, Inc., Class A *	480	33,619
MRC Global, Inc. *	3,134	56,569
MSC Industrial Direct Co., Inc., Class A	499	41,886
Mueller Industries, Inc.	1,517	42,901
MYR Group, Inc. *	692	20,317
Nordson Corp.	320	37,082
Northrop Grumman Corp.	2,487	644,680
NOW, Inc. *	3,606	59,535
Orbital ATK, Inc.	356	36,191
Oshkosh Corp.	2,003	126,429
Owens Corning	1,940	121,056
PACCAR, Inc.	4,242	267,076
Parker-Hannifin Corp.	1,864	293,524
Pentair plc	1,606	106,349
Primoris Services Corp.	676	15,683
Quanex Building Products Corp.	640	13,184
Quanta Services, Inc. *	4,001	122,671
Raven Industries, Inc.	905	30,634
Raytheon Co.	4,110	674,081
RBC Bearings, Inc. *	109	11,044
Regal Beloit Corp.	899	71,201
Rexnord Corp. *	571	13,019
Rockwell Automation, Inc.	1,190	188,877
Rockwell Collins, Inc.	1,748	190,619
Roper Technologies, Inc.	480	109,056
Rush Enterprises, Inc., Class A *	640	22,944
Simpson Manufacturing Co., Inc.	480	19,286
Snap-on, Inc.	480	77,597
Spirit AeroSystems Holdings, Inc., Class A	1,209	65,878
SPX Corp. *	1,104	26,595
SPX FLOW, Inc. *	831	31,021
Standex International Corp.	92	8,087
Stanley Black & Decker, Inc.	1,456	200,404
Teledyne Technologies, Inc. *	320	42,083
Tennant Co.	160	11,200
Terex Corp.	2,120	69,494
Textainer Group Holdings Ltd. *	3,245	35,695
Textron, Inc.	3,313	158,361
The Boeing Co.	5,940	1,114,522
The Greenbrier Cos., Inc.	282	12,479
The Middleby Corp. *	169	21,693
The Timken Co.	2,200	101,530
The Toro Co.	1,280	87,667
Titan International, Inc.	3,104	32,188
TransDigm Group, Inc.	328	87,930
TriMas Corp. *	396	8,633
Trinity Industries, Inc.	3,564	90,953
Triumph Group, Inc.	1,529	49,845
Tutor Perini Corp. *	1,304	33,839
United Rentals, Inc. *	1,347	146,459
United Technologies Corp.	12,267	1,487,742

2

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Universal Forest Products, Inc.	415	36,491
Valmont Industries, Inc.	396	57,974
W.W. Grainger, Inc.	913	157,292
WABCO Holdings, Inc. *	480	58,474
Wabtec Corp.	480	39,240
Watsco, Inc.	320	45,158
Watts Water Technologies, Inc., Class A	320	19,872
WESCO International, Inc. *	1,018	62,251
Woodward, Inc.	480	32,698
Xylem, Inc.	1,760	91,766
		23,346,242

Commercial & Professional Services 0.9%
ABM Industries, Inc.	1,440	61,978
ACCO Brands Corp. *	1,209	13,722
Brady Corp., Class A	831	29,833
CBIZ, Inc. *	1,126	17,003
Cintas Corp.	747	94,032
Clean Harbors, Inc. *	533	31,133
Copart, Inc. *	1,816	56,641
Covanta Holding Corp.	2,406	35,488
Deluxe Corp.	640	43,622
Equifax, Inc.	642	87,826
Essendant, Inc.	1,799	28,964
FTI Consulting, Inc. *	804	27,762
Healthcare Services Group, Inc.	480	22,978
Herman Miller, Inc.	960	30,288
HNI Corp.	592	25,468
ICF International, Inc. *	320	15,056
Insperity, Inc.	184	13,883
Interface, Inc.	480	9,864
KAR Auction Services, Inc.	642	27,972
Kelly Services, Inc., Class A	1,760	40,885
Kforce, Inc.	640	11,520
Knoll, Inc.	640	13,760
Korn/Ferry International	640	20,550
LSC Communications, Inc.	1,024	21,780
ManpowerGroup, Inc.	2,597	264,556
Matthews International Corp., Class A	480	30,600
McGrath RentCorp	320	10,614
Mobile Mini, Inc.	820	22,960
MSA Safety, Inc.	320	25,952
Navigant Consulting, Inc. *	1,120	21,829
Nielsen Holdings plc	2,495	96,008
On Assignment, Inc. *	158	8,279
Pitney Bowes, Inc.	2,965	44,090
Quad/Graphics, Inc.	1,957	43,582
R.R. Donnelley & Sons Co.	1,896	22,600
Republic Services, Inc.	3,245	206,414
Resources Connection, Inc.	1,120	14,056
Robert Half International, Inc.	1,829	85,030
Rollins, Inc.	480	20,674
Steelcase, Inc., Class A	2,114	35,410
Stericycle, Inc. *	184	15,046
Team, Inc. *	160	4,104
Tetra Tech, Inc.	1,480	68,006
The Brink's Co.	691	43,602
The Dun & Bradstreet Corp.	640	67,014
TrueBlue, Inc. *	960	25,776
UniFirst Corp.	160	22,672
Verisk Analytics, Inc. *	862	69,727
Viad Corp.	480	21,192
Waste Management, Inc.	4,983	363,311
West Corp.	731	16,937
		2,452,049

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.3%
American Outdoor Brands Corp. *	717	16,240
Brunswick Corp.	834	46,087
Carter's, Inc.	484	39,765
Coach, Inc.	6,961	321,668
Columbia Sportswear Co.	320	17,370
Crocs, Inc. *	1,809	12,355
D.R. Horton, Inc.	2,271	74,239
Deckers Outdoor Corp. *	875	60,690
Fossil Group, Inc. *	2,000	21,540
G-III Apparel Group Ltd. *	768	15,030
Garmin Ltd.	1,857	96,638
Hanesbrands, Inc.	1,952	40,309
Hasbro, Inc.	1,378	145,048
Helen of Troy Ltd. *	320	29,120
Iconix Brand Group, Inc. *	2,828	16,940
KB Home	750	15,735
La-Z-Boy, Inc.	960	25,440
Leggett & Platt, Inc.	1,920	99,878
Lennar Corp., Class A	652	33,454
Lululemon Athletica, Inc. *	403	19,453
M.D.C Holdings, Inc.	334	11,239
Mattel, Inc.	6,792	155,605
Meritage Homes Corp. *	320	12,768
Michael Kors Holdings Ltd. *	1,935	64,203
Mohawk Industries, Inc. *	483	115,582
Newell Brands, Inc.	1,919	101,611
NIKE, Inc., Class B	11,619	615,691
NVR, Inc. *	50	114,119
Oxford Industries, Inc.	104	5,589
Polaris Industries, Inc. (b)	895	74,822
PulteGroup, Inc.	4,489	101,766
PVH Corp.	819	86,773
Ralph Lauren Corp.	1,542	104,548
Skechers U.S.A., Inc., Class A *	800	20,416
Steven Madden Ltd. *	480	18,840
Sturm Ruger & Co., Inc.	206	13,122
Tempur Sealy International, Inc. *	556	25,821
Toll Brothers, Inc.	493	18,197
Tupperware Brands Corp.	877	63,065
Under Armour, Inc., Class C *	321	5,723
VF Corp.	4,209	226,444
Whirlpool Corp.	1,237	229,513
Wolverine World Wide, Inc.	837	21,762
		3,354,218

Consumer Services 2.2%
Adtalem Global Education, Inc.	2,425	90,695
Aramark	1,661	61,889
Bloomin' Brands, Inc.	1,861	37,276
Bob Evans Farms, Inc.	734	51,681
Boyd Gaming Corp. *	539	13,696
Brinker International, Inc.	1,345	52,764
Buffalo Wild Wings, Inc. *	80	11,496
Caesars Entertainment Corp. *	1,350	14,782
Capella Education Co.	379	32,802
Career Education Corp. *	1,691	15,963
Carnival Corp.	5,022	321,760
Chipotle Mexican Grill, Inc. *	195	93,083
Choice Hotels International, Inc.	481	31,241
Churchill Downs, Inc.	49	8,215
Cracker Barrel Old Country Store, Inc.	164	27,357
Darden Restaurants, Inc.	1,783	158,562
DineEquity, Inc.	160	7,320
Domino's Pizza, Inc.	342	72,408
Dunkin' Brands Group, Inc.	371	21,707
Graham Holdings Co., Class B	76	45,509

3

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Grand Canyon Education, Inc. *	219	17,170
H&R Block, Inc.	3,908	103,718
Hilton Worldwide Holdings, Inc.	999	66,404
Hyatt Hotels Corp., Class A *	320	18,464
International Game Technology plc	1,085	19,259
International Speedway Corp., Class A	480	16,944
Jack in the Box, Inc.	563	60,005
K12, Inc. *	1,344	25,307
La Quinta Holdings, Inc. *	975	13,513
Las Vegas Sands Corp.	3,526	208,492
Marriott International, Inc., Class A	3,422	368,378
Marriott Vacations Worldwide Corp.	218	25,401
McDonald's Corp.	11,432	1,724,974
MGM Resorts International	2,880	91,354
Norwegian Cruise Line Holdings Ltd. *	872	43,574
Panera Bread Co., Class A *	224	70,446
Papa John's International, Inc.	92	7,412
Penn National Gaming, Inc. *	1,021	19,736
Red Robin Gourmet Burgers, Inc. *	397	28,614
Regis Corp. *	1,600	15,120
Royal Caribbean Cruises Ltd.	1,556	171,440
Ruby Tuesday, Inc. *	4,741	10,430
SeaWorld Entertainment, Inc.	2,331	41,608
Service Corp. International	1,708	54,451
Six Flags Entertainment Corp.	320	19,322
Sotheby's *	341	17,933
Starbucks Corp.	5,626	357,870
Strayer Education, Inc.	640	56,608
Texas Roadhouse, Inc.	640	31,309
The Cheesecake Factory, Inc.	800	47,184
The Wendy's Co.	4,480	72,442
Vail Resorts, Inc.	191	40,855
Weight Watchers International, Inc. *(b)	2,136	56,177
Wyndham Worldwide Corp.	2,570	259,544
Wynn Resorts Ltd.	1,370	176,319
Yum China Holdings, Inc. *	2,260	86,807
Yum! Brands, Inc.	3,940	286,202
		5,900,992

Diversified Financials 4.5%
Affiliated Managers Group, Inc.	410	63,079
AGNC Investment Corp.	4,278	88,940
Ally Financial, Inc.	17,165	318,239
American Express Co.	11,684	898,967
Ameriprise Financial, Inc.	2,399	289,775
Annaly Capital Management, Inc.	13,839	165,791
Anworth Mortgage Asset Corp.	1,600	9,680
Berkshire Hathaway, Inc., Class B *	14,911	2,464,490
BGC Partners, Inc., Class A	1,813	21,375
BlackRock, Inc.	713	291,788
Capital One Financial Corp.	8,280	636,898
Capstead Mortgage Corp.	960	10,118
CBOE Holdings, Inc.	484	41,803
Chimera Investment Corp.	2,572	47,839
CME Group, Inc.	2,107	247,130
Credit Acceptance Corp. *	53	11,396
Discover Financial Services	5,559	326,313
E*TRADE Financial Corp. *	2,080	71,989
Eaton Vance Corp.	1,144	53,276
Evercore Partners, Inc., Class A	235	15,933
EZCORP, Inc., Class A *	2,733	23,231
FactSet Research Systems, Inc.	88	14,581
Federated Investors, Inc., Class B	1,760	46,746
FirstCash, Inc.	562	30,151
FNFV Group *	5,528	77,116
Franklin Resources, Inc.	6,816	284,841
Greenhill & Co., Inc.	1,280	25,920
Intercontinental Exchange, Inc.	900	54,171
Security	Number of Shares	Value ($)
Invesco Ltd.	4,915	155,806
Invesco Mortgage Capital, Inc.	1,317	21,256
Lazard Ltd., Class A	1,194	53,133
Legg Mason, Inc.	3,210	118,353
Leucadia National Corp.	2,829	68,999
LPL Financial Holdings, Inc.	1,937	75,408
MarketAxess Holdings, Inc.	86	16,390
MFA Financial, Inc.	5,283	43,955
Moody's Corp.	818	96,892
Morgan Stanley	8,253	344,480
Morningstar, Inc.	94	6,879
MSCI, Inc.	399	40,590
Nasdaq, Inc.	1,285	86,930
Navient Corp.	11,500	165,945
Nelnet, Inc., Class A	425	16,707
New Residential Investment Corp.	1,358	21,850
Northern Trust Corp.	1,662	145,325
OneMain Holdings, Inc. *	1,480	33,389
PennyMac Mortgage Investment Trust	1,316	23,056
PRA Group, Inc. *	686	23,873
Raymond James Financial, Inc.	640	46,253
Redwood Trust, Inc.	960	16,243
S&P Global, Inc.	1,649	235,494
Santander Consumer USA Holdings, Inc. *	4,000	44,680
SEI Investments Co.	1,280	64,115
SLM Corp. *	15,585	161,928
Starwood Property Trust, Inc.	1,340	29,507
State Street Corp.	4,192	341,480
Stifel Financial Corp. *	399	17,009
Synchrony Financial	9,302	249,759
T. Rowe Price Group, Inc.	2,271	159,969
TD Ameritrade Holding Corp.	1,287	48,082
The Bank of New York Mellon Corp.	8,650	407,588
The Charles Schwab Corp. (a)	3,548	137,485
The Goldman Sachs Group, Inc.	6,199	1,309,601
Thomson Reuters Corp.	4,803	209,699
Two Harbors Investment Corp.	1,330	13,273
Voya Financial, Inc.	1,920	65,626
Waddell & Reed Financial, Inc., Class A	2,926	48,981
Western Asset Mortgage Capital Corp.	850	8,670
World Acceptance Corp. *	595	46,481
		11,852,715

Energy 12.0%
Alon USA Energy, Inc.	3,306	40,829
Anadarko Petroleum Corp.	7,133	360,431
Antero Resources Corp. *	772	15,880
Apache Corp.	9,451	441,929
Archrock, Inc.	1,824	19,152
Atwood Oceanics, Inc. *	3,108	31,204
Baker Hughes, Inc.	8,894	490,504
Bill Barrett Corp. *	4,828	16,705
Bristow Group, Inc.	3,078	20,161
Cabot Oil & Gas Corp.	2,115	46,932
California Resources Corp. *	6,327	68,901
CARBO Ceramics, Inc. *	1,843	13,952
Chesapeake Energy Corp. *	41,500	209,990
Chevron Corp.	55,148	5,706,715
Cimarex Energy Co.	491	52,812
Concho Resources, Inc. *	426	54,008
ConocoPhillips	51,593	2,305,691
CONSOL Energy, Inc. *	6,121	88,816
Continental Resources, Inc. *	507	19,063
CVR Energy, Inc.	916	18,283
Delek US Holdings, Inc.	3,922	96,167
Denbury Resources, Inc. *	34,858	53,333
Devon Energy Corp.	11,525	391,620
Diamond Offshore Drilling, Inc. *	4,580	52,899

4

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dril-Quip, Inc. *	524	25,990
Energen Corp. *	1,303	74,323
Ensco plc, Class A	14,634	91,316
EOG Resources, Inc.	4,248	383,637
EP Energy Corp., Class A *	2,806	11,813
EQT Corp.	1,127	62,289
Exxon Mobil Corp.	111,568	8,981,224
Forum Energy Technologies, Inc. *	533	8,661
Golar LNG Ltd.	1,052	24,475
Green Plains, Inc.	1,660	35,441
Halliburton Co.	13,665	617,521
Helix Energy Solutions Group, Inc. *	3,541	17,634
Helmerich & Payne, Inc.	1,468	77,305
Hess Corp.	12,720	583,721
HollyFrontier Corp.	11,519	275,304
Kinder Morgan, Inc.	18,773	352,182
Laredo Petroleum, Inc. *	1,000	11,750
Marathon Oil Corp.	33,269	433,162
Marathon Petroleum Corp.	21,959	1,142,746
McDermott International, Inc. *	11,945	74,178
Murphy Oil Corp.	10,588	258,453
Nabors Industries Ltd.	11,934	105,019
National Oilwell Varco, Inc.	11,703	382,337
Newfield Exploration Co. *	2,100	68,208
Newpark Resources, Inc. *	3,603	26,662
Noble Corp. plc	15,950	64,598
Noble Energy, Inc.	3,950	113,326
Oasis Petroleum, Inc. *	1,447	14,123
Occidental Petroleum Corp.	15,559	916,892
Oceaneering International, Inc.	3,178	77,480
Oil States International, Inc. *	1,030	30,128
ONEOK, Inc.	2,304	114,463
Patterson-UTI Energy, Inc.	4,077	86,922
PBF Energy, Inc., Class A	2,775	53,613
PDC Energy, Inc. *	160	7,946
Phillips 66	17,703	1,347,375
Pioneer Energy Services Corp. *	3,378	8,276
Pioneer Natural Resources Co.	490	81,761
QEP Resources, Inc. *	5,859	58,590
Range Resources Corp.	1,207	27,833
Renewable Energy Group, Inc. *	1,307	14,769
REX American Resources Corp. *	150	14,268
Rowan Cos. plc, Class A *	2,256	27,162
RPC, Inc.	836	15,708
Schlumberger Ltd.	16,682	1,160,900
SEACOR Holdings, Inc. *	865	52,947
Seadrill Ltd. *(b)	106,230	47,846
SemGroup Corp., Class A	705	21,855
Ship Finance International Ltd.	640	8,640
SM Energy Co.	2,016	34,212
Southwestern Energy Co. *	8,068	48,892
Superior Energy Services, Inc. *	5,028	52,140
Targa Resources Corp.	979	44,966
Teekay Corp.	4,033	24,642
Tesco Corp. *	1,823	8,477
Tesoro Corp.	2,931	243,976
The Williams Cos., Inc.	8,098	231,603
Tidewater, Inc. *(b)	11,259	8,243
Transocean Ltd. *	17,494	159,021
Unit Corp. *	2,881	51,368
US Silica Holdings, Inc.	529	20,102
Valero Energy Corp.	21,734	1,335,989
W&T Offshore, Inc. *	9,982	20,363
Weatherford International plc *(b)	32,719	157,051
Western Refining, Inc.	2,290	82,898
Whiting Petroleum Corp. *	8,174	57,708
Security	Number of Shares	Value ($)
World Fuel Services Corp.	6,363	224,868
WPX Energy, Inc. *	3,347	36,215
		31,951,483

Food & Staples Retailing 3.6%
Casey's General Stores, Inc.	606	70,532
Costco Wholesale Corp.	6,532	1,178,569
CVS Health Corp.	24,874	1,911,070
Ingles Markets, Inc., Class A	559	20,459
Performance Food Group Co. *	900	25,470
PriceSmart, Inc.	160	14,120
Rite Aid Corp. *	5,544	18,905
SpartanNash Co.	820	24,436
Sprouts Farmers Market, Inc. *	562	13,466
SUPERVALU, Inc. *	8,050	30,993
Sysco Corp.	10,593	577,954
The Andersons, Inc.	751	26,360
The Kroger Co.	21,663	645,124
United Natural Foods, Inc. *	1,839	73,450
Wal-Mart Stores, Inc.	46,084	3,622,202
Walgreens Boots Alliance, Inc.	12,519	1,014,289
Whole Foods Market, Inc.	7,003	245,035
		9,512,434

Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	14,190	1,070,494
Archer-Daniels-Midland Co.	20,526	853,471
B&G Foods, Inc.	327	13,260
Brown-Forman Corp., Class B	1,958	101,718
Bunge Ltd.	7,256	580,262
Cal-Maine Foods, Inc. *	320	11,904
Campbell Soup Co.	1,683	97,025
ConAgra Brands, Inc.	5,000	192,700
Constellation Brands, Inc., Class A	480	87,720
Darling Ingredients, Inc. *	2,094	32,813
Dean Foods Co.	1,610	29,366
Dr. Pepper Snapple Group, Inc.	2,037	189,054
Flowers Foods, Inc.	2,759	50,986
Fresh Del Monte Produce, Inc.	1,120	56,762
General Mills, Inc.	7,095	402,570
Hormel Foods Corp.	2,466	82,932
Ingredion, Inc.	970	110,667
J&J Snack Foods Corp.	160	20,816
Kellogg Co.	2,761	197,688
Lamb Weston Holdings, Inc.	771	35,782
Lancaster Colony Corp.	320	39,626
McCormick & Co., Inc. Non-Voting Shares	1,120	116,648
Mead Johnson Nutrition Co.	1,250	111,775
Molson Coors Brewing Co., Class B	1,204	114,127
Mondelez International, Inc., Class A	16,037	747,164
Monster Beverage Corp. *	1,208	61,076
PepsiCo, Inc.	15,599	1,823,055
Philip Morris International, Inc.	18,827	2,255,475
Pilgrim's Pride Corp. *	1,467	34,137
Pinnacle Foods, Inc.	589	36,701
Reynolds American, Inc.	4,164	280,029
Sanderson Farms, Inc.	483	57,332
Snyder's-Lance, Inc.	480	17,640
The Boston Beer Co., Inc., Class A *	100	14,275
The Coca-Cola Co.	38,988	1,772,784
The Hain Celestial Group, Inc. *	554	19,351
The Hershey Co.	1,122	129,333
The J.M. Smucker Co.	1,343	171,702
The Kraft Heinz Co.	1,278	117,832
TreeHouse Foods, Inc. *	408	31,489
Tyson Foods, Inc., Class A	4,655	266,918

5

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Universal Corp.	877	58,233
Vector Group Ltd.	720	15,653
		12,510,345

Health Care Equipment & Services 5.4%
Abbott Laboratories	17,714	808,821
Aetna, Inc.	4,971	720,099
Alere, Inc. *	508	24,643
Align Technology, Inc. *	98	14,230
Allscripts Healthcare Solutions, Inc. *	2,763	31,526
Amedisys, Inc. *	372	22,290
AmerisourceBergen Corp.	2,723	249,890
Analogic Corp.	160	11,504
Anthem, Inc.	8,407	1,533,016
Baxter International, Inc.	4,286	254,203
Becton Dickinson & Co.	1,974	373,540
Boston Scientific Corp. *	3,760	101,633
Brookdale Senior Living, Inc. *	2,873	39,475
C.R. Bard, Inc.	648	199,215
Cardinal Health, Inc.	8,238	612,001
Centene Corp. *	1,133	82,290
Cerner Corp. *	1,064	69,532
Chemed Corp.	320	65,491
Cigna Corp.	1,748	281,830
Community Health Systems, Inc. *	12,482	110,466
CONMED Corp.	320	16,246
Danaher Corp.	3,300	280,302
DaVita, Inc. *	1,452	96,209
DENTSPLY SIRONA, Inc.	1,379	87,594
Edwards Lifesciences Corp. *	706	81,239
Envision Healthcare Corp. *	812	44,343
Express Scripts Holding Co. *	15,111	902,882
Haemonetics Corp. *	259	10,562
Halyard Health, Inc. *	1,490	53,551
HCA Healthcare, Inc. *	5,790	474,259
HealthSouth Corp.	480	21,758
Henry Schein, Inc. *	883	162,445
Hill-Rom Holdings, Inc.	960	74,266
Hologic, Inc. *	400	17,324
Humana, Inc.	2,565	595,747
IDEXX Laboratories, Inc. *	344	57,926
Integer Holdings Corp. *	845	33,546
Intuitive Surgical, Inc. *	162	148,178
Invacare Corp.	852	12,056
Kindred Healthcare, Inc.	4,205	41,209
Laboratory Corp. of America Holdings *	809	112,451
LifePoint Health, Inc. *	960	58,368
Magellan Health, Inc. *	997	68,544
Masimo Corp. *	320	27,853
McKesson Corp.	4,447	725,261
MEDNAX, Inc. *	640	34,752
Medtronic plc	8,859	746,636
Molina Healthcare, Inc. *	640	41,325
Owens & Minor, Inc.	2,727	86,937
Patterson Cos., Inc.	1,440	63,590
PharMerica Corp. *	500	12,350
Quality Systems, Inc. *	650	9,984
Quest Diagnostics, Inc.	2,897	315,107
ResMed, Inc.	960	68,256
Select Medical Holdings Corp. *	3,550	47,570
Stryker Corp.	1,899	271,481
Teleflex, Inc.	334	66,807
Tenet Healthcare Corp. *	2,091	34,585
The Cooper Cos., Inc.	160	35,000
Triple-S Management Corp., Class B *	640	10,413
UnitedHealth Group, Inc.	11,654	2,041,548
Universal Health Services, Inc., Class B	719	81,722
Varian Medical Systems, Inc. *	960	95,059
Security	Number of Shares	Value ($)
VCA, Inc. *	680	62,648
WellCare Health Plans, Inc. *	807	138,643
West Pharmaceutical Services, Inc.	640	62,093
Zimmer Biomet Holdings, Inc.	1,655	197,293
		14,333,613

Household & Personal Products 1.8%
Avon Products, Inc. *	23,800	80,920
Central Garden & Pet Co., Class A *	1,024	29,604
Church & Dwight Co., Inc.	2,014	104,043
Colgate-Palmolive Co.	8,495	648,678
Edgewell Personal Care Co. *	640	46,810
Energizer Holdings, Inc.	219	11,738
Herbalife Ltd. *(b)	1,647	118,222
Kimberly-Clark Corp.	3,209	416,304
Nu Skin Enterprises, Inc., Class A	1,375	75,460
Spectrum Brands Holdings, Inc.	160	21,512
The Clorox Co.	861	116,863
The Estee Lauder Cos., Inc., Class A	1,333	125,489
The Procter & Gamble Co.	34,473	3,036,726
WD-40 Co.	160	16,912
		4,849,281

Insurance 3.7%
Aflac, Inc.	5,366	404,489
Alleghany Corp. *	87	51,099
Allied World Assurance Co. Holdings AG	1,458	76,647
Ambac Financial Group, Inc. *	1,360	22,467
American Equity Investment Life Holding Co.	2,092	52,426
American Financial Group, Inc.	1,280	127,808
American International Group, Inc.	23,896	1,520,502
American National Insurance Co.	204	23,976
Aon plc	2,083	272,686
Arch Capital Group Ltd. *	1,345	130,801
Argo Group International Holdings Ltd.	382	23,646
Arthur J. Gallagher & Co.	960	54,461
Aspen Insurance Holdings Ltd.	1,280	65,024
Assurant, Inc.	1,536	150,497
Assured Guaranty Ltd.	1,316	51,403
Axis Capital Holdings Ltd.	2,104	137,980
Brown & Brown, Inc.	800	34,744
Chubb Ltd.	2,825	404,512
Cincinnati Financial Corp.	1,618	113,389
CNA Financial Corp.	362	16,507
CNO Financial Group, Inc.	2,760	56,552
Employers Holdings, Inc.	688	27,554
Erie Indemnity Co., Class A	99	11,659
Everest Re Group Ltd.	644	163,995
First American Financial Corp.	1,440	62,669
FNF Group	3,084	131,409
Genworth Financial, Inc., Class A *	23,925	87,565
Horace Mann Educators Corp.	480	18,360
Infinity Property & Casualty Corp.	320	30,640
Kemper Corp.	1,136	43,338
Lincoln National Corp.	2,745	178,370
Loews Corp.	6,081	286,780
Maiden Holdings Ltd.	890	9,390
Markel Corp. *	35	34,204
Marsh & McLennan Cos., Inc.	4,216	326,993
MBIA, Inc. *	3,119	25,545
Mercury General Corp.	480	26,880
MetLife, Inc.	9,774	494,467
Old Republic International Corp.	2,920	57,758
Primerica, Inc.	974	70,323
Principal Financial Group, Inc.	2,108	132,614
ProAssurance Corp.	972	57,883
Prudential Financial, Inc.	3,840	402,624

6

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Reinsurance Group of America, Inc.	988	123,016
RenaissanceRe Holdings Ltd.	801	114,431
RLI Corp.	640	35,546
Safety Insurance Group, Inc.	160	10,648
Selective Insurance Group, Inc.	681	34,799
Stewart Information Services Corp.	322	14,567
The Allstate Corp.	6,021	519,853
The Hanover Insurance Group, Inc.	650	54,204
The Hartford Financial Services Group, Inc.	5,647	278,905
The Progressive Corp.	8,851	375,548
The Travelers Cos., Inc.	8,960	1,118,656
Torchmark Corp.	1,652	124,726
Unum Group	3,652	164,267
Validus Holdings Ltd.	1,132	60,449
W.R. Berkley Corp.	1,358	93,688
White Mountains Insurance Group Ltd.	70	60,206
XL Group Ltd.	3,205	140,026
		9,796,171

Materials 4.1%
A. Schulman, Inc.	640	18,752
Air Products & Chemicals, Inc.	1,778	256,139
AK Steel Holding Corp. *	2,000	12,200
Albemarle Corp.	1,040	118,144
Alcoa Corp.	1,056	34,785
Allegheny Technologies, Inc.	4,441	68,525
AptarGroup, Inc.	966	82,120
Ashland Global Holdings, Inc.	1,080	71,863
Avery Dennison Corp.	1,153	97,152
Axalta Coating Systems Ltd. *	542	16,965
Ball Corp.	5,888	240,819
Bemis Co., Inc.	1,600	71,424
Berry Global Group, Inc. *	413	23,950
Boise Cascade Co. *	1,047	28,217
Cabot Corp.	1,287	67,220
Calgon Carbon Corp.	1,000	14,050
Carpenter Technology Corp.	1,030	37,564
Celanese Corp., Series A	1,440	124,632
Century Aluminum Co. *	1,606	23,158
CF Industries Holdings, Inc.	7,182	193,196
Clearwater Paper Corp. *	540	25,029
Cliffs Natural Resources, Inc. *	7,829	46,113
Commercial Metals Co.	4,480	81,088
Compass Minerals International, Inc.	320	20,528
Crown Holdings, Inc. *	960	55,430
Domtar Corp.	3,041	110,631
E.I. du Pont de Nemours & Co.	8,486	669,715
Eagle Materials, Inc.	110	10,373
Eastman Chemical Co.	1,924	154,132
Ecolab, Inc.	1,304	173,223
Ferro Corp. *	402	6,737
FMC Corp.	1,329	100,167
Freeport-McMoRan, Inc. *	59,405	682,563
Graphic Packaging Holding Co.	3,680	49,717
Greif, Inc., Class A	833	49,522
H.B. Fuller Co.	640	32,480
Hecla Mining Co.	880	5,051
Huntsman Corp.	5,614	134,175
Innophos Holdings, Inc.	320	13,533
Innospec, Inc.	351	22,464
International Flavors & Fragrances, Inc.	640	88,250
International Paper Co.	7,391	390,836
Kaiser Aluminum Corp.	320	26,355
KapStone Paper & Packaging Corp.	1,466	30,977
Koppers Holdings, Inc. *	995	35,870
Kraton Corp. *	480	15,504
Louisiana-Pacific Corp. *	960	21,389
LyondellBasell Industries N.V., Class A	9,018	726,129
Security	Number of Shares	Value ($)
Martin Marietta Materials, Inc.	322	72,160
Materion Corp.	320	10,944
Minerals Technologies, Inc.	480	34,536
Monsanto Co.	5,312	623,735
Neenah Paper, Inc.	100	7,800
NewMarket Corp.	73	33,970
Newmont Mining Corp.	7,563	258,276
Nucor Corp.	5,475	318,097
Olin Corp.	1,602	47,003
Owens-Illinois, Inc. *	2,954	66,672
P.H. Glatfelter Co.	800	14,664
Packaging Corp. of America	804	82,137
Platform Specialty Products Corp. *	1,617	20,180
PolyOne Corp.	800	29,872
PPG Industries, Inc.	3,156	335,672
Praxair, Inc.	3,202	423,592
Quaker Chemical Corp.	71	9,897
Reliance Steel & Aluminum Co.	2,080	151,736
Royal Gold, Inc.	206	16,566
RPM International, Inc.	1,440	78,091
Schnitzer Steel Industries, Inc., Class A	2,722	52,535
Schweitzer-Mauduit International, Inc.	320	11,930
Sealed Air Corp.	1,127	50,061
Sensient Technologies Corp.	640	51,386
Silgan Holdings, Inc.	1,280	40,717
Sonoco Products Co.	1,760	89,250
Southern Copper Corp.	1,025	35,834
Steel Dynamics, Inc.	4,052	137,727
Stepan Co.	545	46,118
SunCoke Energy, Inc. *	3,117	27,243
The Chemours Co.	8,978	359,030
The Dow Chemical Co.	14,897	923,018
The Mosaic Co.	12,326	278,937
The Scotts Miracle-Gro Co., Class A	640	55,430
The Sherwin-Williams Co.	371	123,087
The Valspar Corp.	800	90,392
TimkenSteel Corp. *	1,836	24,052
Trinseo S.A.	304	19,593
Tronox Ltd., Class A	2,649	40,265
United States Steel Corp.	5,969	124,454
Vulcan Materials Co.	485	60,455
W.R. Grace & Co.	160	11,470
Westlake Chemical Corp.	490	30,115
WestRock Co.	2,242	122,010
Worthington Industries, Inc.	960	40,291
		10,859,856

Media 3.1%
AMC Networks, Inc., Class A *	160	8,477
Cable One, Inc.	25	17,965
CBS Corp., Class B Non-Voting Shares	7,310	446,714
Charter Communications, Inc., Class A *	454	156,880
Cinemark Holdings, Inc.	1,443	57,100
Comcast Corp., Class A	44,733	1,864,919
Discovery Communications, Inc., Class A *	2,976	78,864
Discovery Communications, Inc., Class C *	6,363	164,356
DISH Network Corp., Class A *	1,506	96,038
Gannett Co., Inc.	6,184	48,544
John Wiley & Sons, Inc., Class A	480	24,336
Lions Gate Entertainment Corp., Class A	158	4,282
Lions Gate Entertainment Corp., Class B *	426	10,774
Live Nation Entertainment, Inc. *	1,056	36,421
Loral Space & Communications, Inc. *	336	13,272
Meredith Corp.	508	27,483
National CineMedia, Inc.	971	7,059
News Corp., Class A	7,429	99,400
News Corp., Class B	2,252	30,852
Omnicom Group, Inc.	3,360	281,299

7

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regal Entertainment Group, Class A	1,600	33,280
Scholastic Corp.	960	40,829
Scripps Networks Interactive, Inc., Class A	1,309	86,682
Sinclair Broadcast Group, Inc., Class A	343	11,113
Sirius XM Holdings, Inc. (b)	10,587	55,582
TEGNA, Inc.	3,522	83,612
The Interpublic Group of Cos., Inc.	4,547	113,357
The New York Times Co., Class A	1,819	32,014
The Walt Disney Co.	15,097	1,629,570
Time Warner, Inc.	14,545	1,447,082
Time, Inc.	4,865	60,813
Tribune Media Co., Class A	531	20,284
Twenty-First Century Fox, Inc., Class A	14,213	385,457
Twenty-First Century Fox, Inc., Class B	7,929	213,290
Viacom, Inc., Class B	13,460	468,273
		8,156,273

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	7,441	491,255
Agilent Technologies, Inc.	2,745	165,633
Alexion Pharmaceuticals, Inc. *	104	10,195
Allergan plc	581	129,999
Amgen, Inc.	6,288	976,149
Bio-Rad Laboratories, Inc., Class A *	281	62,798
Bio-Techne Corp.	160	17,933
Biogen, Inc. *	914	226,462
Bristol-Myers Squibb Co.	11,063	596,849
Bruker Corp.	513	13,959
Celgene Corp. *	2,997	342,887
Charles River Laboratories International, Inc. *	575	52,929
Eli Lilly & Co.	9,059	720,825
Gilead Sciences, Inc.	9,039	586,541
Illumina, Inc. *	221	39,197
Impax Laboratories, Inc. *	1,060	16,165
Johnson & Johnson	22,149	2,840,609
Mallinckrodt plc *	293	12,637
Merck & Co., Inc.	34,083	2,219,144
Mettler-Toledo International, Inc. *	209	121,807
Mylan N.V. *	4,378	170,654
Myriad Genetics, Inc. *	993	20,208
PAREXEL International Corp. *	320	25,862
PDL BioPharma, Inc.	8,581	20,509
PerkinElmer, Inc.	1,120	70,627
Perrigo Co., plc	999	72,777
Pfizer, Inc.	97,847	3,194,704
QIAGEN N.V. *	918	30,808
Quintiles IMS Holdings, Inc. *	606	52,383
Regeneron Pharmaceuticals, Inc. *	119	54,628
Thermo Fisher Scientific, Inc.	1,808	312,404
United Therapeutics Corp. *	428	51,741
VWR Corp. *	650	21,489
Waters Corp. *	640	114,957
Zoetis, Inc.	1,991	123,999
		13,981,723

Real Estate 1.9%
Alexandria Real Estate Equities, Inc.	521	60,790
Altisource Portfolio Solutions S.A. *	395	8,129
American Campus Communities, Inc.	482	22,876
American Tower Corp.	1,191	156,247
Apartment Investment & Management Co., Class A	747	32,061
Apple Hospitality REIT, Inc.	772	14,452
Ashford Hospitality Trust, Inc.	3,132	19,293
AvalonBay Communities, Inc.	480	91,795
Boston Properties, Inc.	812	98,512
Brandywine Realty Trust	1,760	30,677
Security	Number of Shares	Value ($)
Brixmor Property Group, Inc.	3,075	55,473
Camden Property Trust	480	39,989
CBL & Associates Properties, Inc.	5,023	38,627
CBRE Group, Inc., Class A *	3,076	107,291
Columbia Property Trust, Inc.	1,699	36,698
CoreCivic, Inc.	3,619	104,046
Corporate Office Properties Trust	1,286	43,377
Crown Castle International Corp.	1,236	125,639
CubeSmart	395	9,859
DCT Industrial Trust, Inc.	401	21,137
DDR Corp.	1,600	13,728
DiamondRock Hospitality Co.	1,600	17,744
Digital Realty Trust, Inc.	800	94,552
Douglas Emmett, Inc.	640	24,294
Duke Realty Corp.	2,560	73,395
DuPont Fabros Technology, Inc.	322	17,591
EastGroup Properties, Inc.	160	13,030
EPR Properties	320	22,691
Equinix, Inc.	165	72,767
Equity Commonwealth *	1,600	49,792
Equity LifeStyle Properties, Inc.	251	21,184
Equity Residential	2,169	141,180
Essex Property Trust, Inc.	197	50,613
Extra Space Storage, Inc.	320	24,790
Federal Realty Investment Trust	320	39,277
Franklin Street Properties Corp.	1,033	11,621
Gaming & Leisure Properties, Inc.	1,024	37,591
GGP, Inc.	2,424	54,007
Government Properties Income Trust	485	10,476
Gramercy Property Trust	493	14,568
HCP, Inc.	3,891	121,944
Healthcare Realty Trust, Inc.	480	15,965
Healthcare Trust of America, Inc., Class A	497	15,253
Hersha Hospitality Trust	1,225	22,797
Highwoods Properties, Inc.	800	40,320
Hospitality Properties Trust	1,920	55,526
Host Hotels & Resorts, Inc.	8,184	147,230
Investors Real Estate Trust	1,357	7,939
Iron Mountain, Inc.	3,549	123,931
Jones Lang LaSalle, Inc.	536	61,892
Kilroy Realty Corp.	320	23,430
Kimco Realty Corp.	3,040	53,322
Lamar Advertising Co., Class A	379	26,534
LaSalle Hotel Properties	1,320	37,554
Lexington Realty Trust	2,490	23,929
Liberty Property Trust	1,120	46,021
Life Storage, Inc.	160	11,984
Mack-Cali Realty Corp.	1,760	46,834
Medical Properties Trust, Inc.	686	8,884
Mid-America Apartment Communities, Inc.	688	70,135
Monogram Residential Trust, Inc.	1,200	11,556
National Retail Properties, Inc.	484	18,571
Omega Healthcare Investors, Inc.	480	15,034
Outfront Media, Inc.	1,538	35,143
Paramount Group, Inc.	1,100	16,962
Pebblebrook Hotel Trust	958	29,621
Pennsylvania Real Estate Investment Trust	640	6,848
Piedmont Office Realty Trust, Inc., Class A	2,422	51,322
Potlatch Corp.	640	29,280
Prologis, Inc.	2,167	120,355
PS Business Parks, Inc.	160	20,205
Public Storage	522	112,413
RAIT Financial Trust	6,502	14,500
Rayonier, Inc.	2,100	58,989
Realogy Holdings Corp.	758	23,089
Realty Income Corp.	855	46,965
Regency Centers Corp.	572	34,812
Retail Properties of America, Inc., Class A	2,313	28,450
RLJ Lodging Trust	2,353	47,884

8

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ryman Hospitality Properties, Inc.	320	20,611
Sabra Health Care REIT, Inc.	800	18,744
SBA Communications Corp. *	320	44,218
Senior Housing Properties Trust	2,517	53,209
Simon Property Group, Inc.	1,559	240,476
SL Green Realty Corp.	681	68,802
Spirit Realty Capital, Inc.	1,401	10,129
Sun Communities, Inc.	160	13,782
Sunstone Hotel Investors, Inc.	1,155	18,030
Tanger Factory Outlet Centers, Inc.	320	8,339
Taubman Centers, Inc.	320	19,568
The GEO Group, Inc.	2,208	66,108
The Macerich Co.	640	36,742
UDR, Inc.	1,299	50,154
Ventas, Inc.	2,775	184,510
VEREIT, Inc.	2,500	20,675
Vornado Realty Trust	1,281	118,108
Washington Prime Group, Inc.	2,743	20,929
Washington Real Estate Investment Trust	480	15,509
Weingarten Realty Investors	960	28,886
Welltower, Inc.	1,992	144,500
Weyerhaeuser Co.	8,345	275,051
WP Carey, Inc.	320	20,874
Xenia Hotels & Resorts, Inc.	1,018	18,222
		5,121,458

Retailing 4.6%
Aaron's, Inc.	2,080	75,962
Abercrombie & Fitch Co., Class A	4,926	64,974
Advance Auto Parts, Inc.	532	71,091
Amazon.com, Inc. *	448	445,590
American Eagle Outfitters, Inc.	6,400	73,600
Asbury Automotive Group, Inc. *	724	40,508
Ascena Retail Group, Inc. *	6,333	11,209
AutoNation, Inc. *	1,815	71,729
AutoZone, Inc. *	101	61,198
Barnes & Noble Education, Inc. *	1,671	15,858
Barnes & Noble, Inc.	2,650	17,755
Bed Bath & Beyond, Inc.	8,308	285,878
Best Buy Co., Inc.	9,809	582,557
Big Lots, Inc.	2,259	110,307
Burlington Stores, Inc. *	330	32,290
Cabela's, Inc. *	394	20,815
Caleres, Inc.	1,120	30,621
CarMax, Inc. *	2,119	133,137
Chico's FAS, Inc.	5,816	55,019
Core-Mark Holding Co., Inc.	1,846	62,856
CST Brands, Inc.	2,778	134,261
Dick's Sporting Goods, Inc.	1,466	60,297
Dillard's, Inc., Class A	1,643	84,582
Dollar General Corp.	3,478	255,250
Dollar Tree, Inc. *	2,437	189,355
DSW, Inc., Class A	2,560	43,085
Expedia, Inc.	550	79,079
Express, Inc. *	2,000	15,520
Five Below, Inc. *	213	10,927
Foot Locker, Inc.	1,823	108,304
Fred's, Inc., Class A	2,610	35,914
GameStop Corp., Class A	5,144	113,888
Genesco, Inc. *	819	30,467
Genuine Parts Co.	2,401	222,381
GNC Holdings, Inc., Class A	5,791	43,896
Group 1 Automotive, Inc.	640	38,496
Guess?, Inc.	5,132	61,789
Hibbett Sports, Inc. *	437	10,138
HSN, Inc.	1,069	35,437
J.C. Penney Co., Inc. *(b)	10,735	50,454
Kohl's Corp.	10,952	420,885
Security	Number of Shares	Value ($)
L Brands, Inc.	2,526	130,342
Lands' End, Inc. *	850	14,960
Liberty Interactive Corp. QVC Group, Class A *	7,702	180,689
Lithia Motors, Inc., Class A	188	17,080
LKQ Corp. *	1,515	47,707
Lowe's Cos., Inc.	14,510	1,142,953
Lumber Liquidators Holdings, Inc. *	963	27,908
Macy's, Inc.	9,796	230,206
Monro Muffler Brake, Inc.	160	7,936
Murphy USA, Inc. *	2,209	150,278
Netflix, Inc. *	362	59,031
Nordstrom, Inc. (b)	3,215	134,387
Nutrisystem, Inc.	425	22,121
O'Reilly Automotive, Inc. *	656	158,804
Office Depot, Inc.	21,304	108,863
Penske Automotive Group, Inc.	800	33,880
Pier 1 Imports, Inc.	7,853	39,344
Pool Corp.	320	38,122
Rent-A-Center, Inc.	5,024	57,324
RH *	392	21,995
Ross Stores, Inc.	3,273	209,210
Sally Beauty Holdings, Inc. *	1,466	26,417
Select Comfort Corp. *	316	9,101
Signet Jewelers Ltd.	705	33,910
Sonic Automotive, Inc., Class A	1,120	21,056
Staples, Inc.	43,065	391,030
Target Corp.	17,145	945,547
The Buckle, Inc.	2,252	38,284
The Cato Corp., Class A	480	9,677
The Children's Place, Inc.	646	69,897
The Finish Line, Inc., Class A	960	13,546
The Gap, Inc.	9,801	220,522
The Home Depot, Inc.	12,939	1,986,266
The Michaels Cos., Inc. *	382	7,384
The Priceline Group, Inc. *	152	285,318
The TJX Cos., Inc.	7,440	559,562
Tiffany & Co.	1,249	108,613
Tractor Supply Co.	1,120	61,768
TripAdvisor, Inc. *	704	27,111
Ulta Salon, Cosmetics & Fragrance, Inc. *	195	59,444
Urban Outfitters, Inc. *	2,268	42,797
Vitamin Shoppe, Inc. *	1,478	17,145
Williams-Sonoma, Inc.	1,789	87,053
		12,161,947

Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc. *	225	17,309
Advanced Micro Devices, Inc. *	3,436	38,449
Amkor Technology, Inc. *	1,708	19,369
Analog Devices, Inc.	2,371	203,337
Applied Materials, Inc.	8,764	402,092
Broadcom Ltd.	502	120,219
Brooks Automation, Inc.	1,280	35,264
Cabot Microelectronics Corp.	417	31,479
Cirrus Logic, Inc. *	510	33,634
Cree, Inc. *	826	19,696
Cypress Semiconductor Corp.	2,286	31,981
Diodes, Inc. *	600	15,366
Entegris, Inc. *	1,600	39,520
First Solar, Inc. *	772	29,730
Integrated Device Technology, Inc. *	433	11,076
Intel Corp.	85,212	3,077,005
KLA-Tencor Corp.	1,796	186,784
Lam Research Corp.	1,156	179,377
Marvell Technology Group Ltd.	9,426	162,504
Maxim Integrated Products, Inc.	3,200	152,960
Microchip Technology, Inc.	1,857	154,688
Micron Technology, Inc. *	13,494	415,210

9

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Microsemi Corp. *	406	19,939
MKS Instruments, Inc.	640	52,320
NVIDIA Corp.	1,598	230,671
ON Semiconductor Corp. *	4,160	64,397
Photronics, Inc. *	1,280	12,864
Qorvo, Inc. *	920	71,714
QUALCOMM, Inc.	16,465	942,951
Silicon Laboratories, Inc. *	480	35,904
Skyworks Solutions, Inc.	552	58,749
Synaptics, Inc. *	219	12,168
Teradyne, Inc.	1,600	56,880
Texas Instruments, Inc.	9,546	787,450
Veeco Instruments, Inc. *	336	10,567
Versum Materials, Inc.	871	27,036
Xilinx, Inc.	1,962	130,885
		7,891,544

Software & Services 7.3%
Accenture plc, Class A	5,612	698,526
ACI Worldwide, Inc. *	486	11,110
Activision Blizzard, Inc.	5,409	316,859
Acxiom Corp. *	1,280	33,536
Adobe Systems, Inc. *	1,553	220,309
Akamai Technologies, Inc. *	808	38,097
Alliance Data Systems Corp.	336	81,020
Alphabet, Inc., Class A *	830	819,285
Alphabet, Inc., Class C *	847	817,236
Amdocs Ltd.	2,240	145,107
ANSYS, Inc. *	351	44,342
Autodesk, Inc. *	888	99,252
Automatic Data Processing, Inc.	3,141	321,544
Booz Allen Hamilton Holding Corp.	1,826	72,017
Broadridge Financial Solutions, Inc.	1,120	84,997
CA, Inc.	4,855	154,243
CACI International, Inc., Class A *	646	79,523
Cadence Design Systems, Inc. *	800	28,112
Cardtronics plc, Class A *	384	13,152
CDK Global, Inc.	238	14,627
Cimpress N.V. *	320	28,269
Citrix Systems, Inc. *	1,144	94,426
Cognizant Technology Solutions Corp., Class A	3,416	228,565
Conduent, Inc. *	1,298	21,300
Convergys Corp.	2,400	58,344
CoreLogic, Inc. *	1,634	70,752
CSG Systems International, Inc.	213	8,497
CSRA, Inc.	2,443	73,681
Dell Technologies, Inc., Class V *	1,511	104,848
DST Systems, Inc.	397	47,966
DXC Technology Co. *	4,716	365,584
eBay, Inc. *	7,100	243,530
Electronic Arts, Inc. *	740	83,864
Euronet Worldwide, Inc. *	322	28,088
Facebook, Inc., Class A *	1,568	237,489
Fair Isaac Corp.	254	33,696
Fidelity National Information Services, Inc.	3,200	274,784
First Data Corp., Class A *	2,170	37,172
Fiserv, Inc. *	1,679	210,345
FleetCor Technologies, Inc. *	67	9,667
Gartner, Inc. *	335	40,066
Genpact Ltd.	1,124	30,708
Global Payments, Inc.	1,161	106,359
IAC/InterActiveCorp *	933	99,215
International Business Machines Corp.	19,746	3,013,832
Intuit, Inc.	1,942	273,123
j2 Global, Inc.	320	27,078
Jack Henry & Associates, Inc.	480	50,981
Leidos Holdings, Inc.	2,191	121,732
Manhattan Associates, Inc. *	158	7,401
Security	Number of Shares	Value ($)
ManTech International Corp., Class A	1,288	49,330
MasterCard, Inc., Class A	4,350	534,528
MAXIMUS, Inc.	480	29,798
Microsoft Corp.	64,204	4,484,007
NeuStar, Inc., Class A *	1,761	58,377
Nuance Communications, Inc. *	1,126	20,842
Oracle Corp.	36,876	1,673,802
Paychex, Inc.	2,025	119,941
PayPal Holdings, Inc. *	2,709	141,437
Progress Software Corp.	480	14,016
PTC, Inc. *	281	16,180
Red Hat, Inc. *	348	31,170
salesforce.com, Inc. *	320	28,685
Science Applications International Corp.	968	73,558
SS&C Technologies Holdings, Inc.	418	15,708
Sykes Enterprises, Inc. *	800	26,664
Symantec Corp.	10,070	305,222
Synopsys, Inc. *	965	72,250
Take-Two Interactive Software, Inc. *	800	61,392
Teradata Corp. *	2,817	76,791
The Western Union Co.	9,302	176,924
TiVo Corp.	1,343	23,905
Total System Services, Inc.	1,081	64,374
Travelport Worldwide Ltd.	1,236	16,686
Unisys Corp. *	2,638	31,128
Vantiv, Inc., Class A *	323	20,259
Verint Systems, Inc. *	258	10,604
VeriSign, Inc. *	554	49,949
Visa, Inc., Class A	8,137	774,887
VMware, Inc., Class A *	234	22,733
WebMD Health Corp. *	356	19,929
WEX, Inc. *	79	8,071
Yahoo! Inc. *	4,037	203,142
Zynga, Inc., Class A *	3,947	13,893
		19,394,438

Technology Hardware & Equipment 5.9%
ADTRAN, Inc.	960	18,480
Amphenol Corp., Class A	1,922	143,381
Anixter International, Inc. *	1,125	84,937
Apple, Inc.	47,916	7,319,648
Arrow Electronics, Inc. *	3,200	241,888
Avnet, Inc.	5,659	207,572
AVX Corp.	1,075	17,598
Belden, Inc.	480	34,080
Benchmark Electronics, Inc. *	1,920	62,016
Brocade Communications Systems, Inc.	5,286	66,762
CDW Corp.	988	59,458
Cisco Systems, Inc.	60,354	1,902,962
Cognex Corp.	320	29,283
Coherent, Inc. *	24	5,956
CommScope Holding Co., Inc. *	1,152	42,612
Comtech Telecommunications Corp.	1,782	25,714
Corning, Inc.	18,439	536,575
Diebold Nixdorf, Inc.	922	24,387
Dolby Laboratories, Inc., Class A	835	42,076
EchoStar Corp., Class A *	480	28,344
Electronics For Imaging, Inc. *	229	10,859
F5 Networks, Inc. *	550	70,471
Fabrinet *	489	17,227
Finisar Corp. *	640	15,782
FLIR Systems, Inc.	1,632	61,836
Harmonic, Inc. *	2,726	13,766
Harris Corp.	1,875	210,300
Hewlett Packard Enterprise Co.	31,810	598,346
HP, Inc.	50,610	949,444
II-VI, Inc. *	758	22,740
Insight Enterprises, Inc. *	1,440	59,818

10

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
InterDigital, Inc.	320	25,920
IPG Photonics Corp. *	164	22,803
Itron, Inc. *	664	44,920
Jabil Circuit, Inc.	5,601	167,582
Juniper Networks, Inc.	6,085	178,473
Keysight Technologies, Inc. *	1,780	68,779
Knowles Corp. *	1,850	31,691
Littelfuse, Inc.	160	25,912
Lumentum Holdings, Inc. *	298	17,001
Methode Electronics, Inc.	338	13,571
Motorola Solutions, Inc.	3,610	301,688
MTS Systems Corp.	160	8,296
National Instruments Corp.	640	24,416
NCR Corp. *	1,793	69,084
NetApp, Inc.	4,388	177,670
NETGEAR, Inc. *	802	33,644
OSI Systems, Inc. *	408	32,310
Plantronics, Inc.	320	16,934
Plexus Corp. *	800	41,584
Sanmina Corp. *	2,100	76,860
ScanSource, Inc. *	640	24,320
SYNNEX Corp.	812	90,343
Tech Data Corp. *	2,412	233,892
Trimble, Inc. *	1,209	43,572
TTM Technologies, Inc. *	1,310	21,274
VeriFone Systems, Inc. *	1,124	20,558
ViaSat, Inc. *	160	10,440
Viavi Solutions, Inc. *	2,560	28,749
Vishay Intertechnology, Inc.	5,040	82,404
Western Digital Corp.	5,164	465,070
Xerox Corp.	36,481	257,921
Zebra Technologies Corp., Class A *	481	50,188
		15,632,187

Telecommunication Services 3.0%
AT&T, Inc.	111,896	4,311,353
CenturyLink, Inc.	25,235	629,613
Cincinnati Bell, Inc. *	1,765	30,005
Consolidated Communications Holdings, Inc.	640	12,749
Frontier Communications Corp. (b)	39,720	52,033
General Communication, Inc., Class A *	500	18,495
Iridium Communications, Inc. *	1,200	11,880
Level 3 Communications, Inc. *	1,126	67,020
T-Mobile US, Inc. *	1,154	77,803
Telephone & Data Systems, Inc.	3,855	109,983
Verizon Communications, Inc.	54,444	2,539,268
Vonage Holdings Corp. *	3,759	25,975
Windstream Holdings, Inc.	10,197	43,337
Zayo Group Holdings, Inc. *	526	16,916
		7,946,430

Transportation 2.2%
Alaska Air Group, Inc.	963	83,829
Allegiant Travel Co.	66	9,042
AMERCO	26	9,601
American Airlines Group, Inc.	3,486	168,757
ArcBest Corp.	1,261	23,707
Atlas Air Worldwide Holdings, Inc. *	489	23,814
Avis Budget Group, Inc. *	3,375	77,254
C.H. Robinson Worldwide, Inc.	2,161	144,809
Copa Holdings S.A., Class A	922	104,223
CSX Corp.	15,176	822,084
Delta Air Lines, Inc.	1,766	86,764
Expeditors International of Washington, Inc.	2,805	149,731
FedEx Corp.	4,842	938,573
Forward Air Corp.	320	16,682
Genesee & Wyoming, Inc., Class A *	160	10,480
Security	Number of Shares	Value ($)
Hawaiian Holdings, Inc. *	505	25,300
Heartland Express, Inc.	800	15,560
Hertz Global Holdings, Inc. *	2,339	23,881
Hub Group, Inc., Class A *	640	22,944
J.B. Hunt Transport Services, Inc.	800	68,304
JetBlue Airways Corp. *	3,384	75,869
Kansas City Southern	815	77,588
Kirby Corp. *	541	35,841
Knight Transportation, Inc.	800	26,680
Landstar System, Inc.	640	53,472
Macquarie Infrastructure Corp.	496	38,638
Marten Transport Ltd.	498	12,326
Matson, Inc.	349	10,212
Norfolk Southern Corp.	4,059	503,438
Old Dominion Freight Line, Inc.	229	20,454
Roadrunner Transportation Systems, Inc. *	2,962	18,809
Ryder System, Inc.	1,420	94,316
Saia, Inc. *	215	9,933
SkyWest, Inc.	1,687	57,864
Southwest Airlines Co.	1,034	62,133
Spirit Airlines, Inc. *	706	37,489
Swift Transportation Co. *	960	22,992
Union Pacific Corp.	10,245	1,130,023
United Continental Holdings, Inc. *	835	66,524
United Parcel Service, Inc., Class B	5,364	568,423
Werner Enterprises, Inc.	1,120	30,520
		5,778,883

Utilities 4.0%
AES Corp.	25,790	301,227
ALLETE, Inc.	480	35,227
Alliant Energy Corp.	3,256	135,026
Ameren Corp.	4,085	231,824
American Electric Power Co., Inc.	7,150	513,227
American States Water Co.	320	14,653
American Water Works Co., Inc.	734	57,384
Aqua America, Inc.	961	31,415
Atmos Energy Corp.	814	67,814
Avista Corp.	960	41,126
Black Hills Corp.	480	33,379
California Water Service Group	480	16,632
Calpine Corp. *	16,317	209,673
CenterPoint Energy, Inc.	7,383	211,228
CMS Energy Corp.	3,053	144,743
Consolidated Edison, Inc.	3,705	306,737
Dominion Energy, Inc.	6,635	535,909
DTE Energy Co.	2,361	258,577
Duke Energy Corp.	8,560	733,421
Dynegy, Inc. *	2,581	21,345
Edison International	4,487	366,005
El Paso Electric Co.	480	25,920
Entergy Corp.	4,094	323,672
Eversource Energy	2,799	173,734
Exelon Corp.	18,540	673,187
FirstEnergy Corp.	9,777	285,880
Great Plains Energy, Inc.	2,411	69,268
Hawaiian Electric Industries, Inc.	1,645	54,515
IDACORP, Inc.	480	41,904
MDU Resources Group, Inc.	4,032	109,791
MGE Energy, Inc.	322	20,962
National Fuel Gas Co.	672	38,143
New Jersey Resources Corp.	1,280	53,632
NextEra Energy, Inc.	4,066	575,095
NiSource, Inc.	1,728	45,049
Northwest Natural Gas Co.	480	29,400
NorthWestern Corp.	480	29,741
NRG Energy, Inc.	11,426	183,502
OGE Energy Corp.	3,116	111,023

11

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ONE Gas, Inc.	280	19,782
Otter Tail Corp.	338	13,503
PG&E Corp.	6,478	442,966
Pinnacle West Capital Corp.	1,760	155,496
PNM Resources, Inc.	1,280	49,280
Portland General Electric Co.	1,294	61,258
PPL Corp.	9,298	371,083
Public Service Enterprise Group, Inc.	8,404	377,424
SCANA Corp.	1,369	93,366
Sempra Energy	2,449	285,284
South Jersey Industries, Inc.	362	13,180
Southwest Gas Holdings, Inc.	640	50,925
Spire, Inc.	480	34,008
The Southern Co.	13,051	660,511
UGI Corp.	1,863	95,348
Vectren Corp.	1,280	78,515
WEC Energy Group, Inc.	2,821	177,046
Westar Energy, Inc.	1,453	76,936
WGL Holdings, Inc.	904	74,797
Xcel Energy, Inc.	6,331	303,318
		10,545,016
Total Common Stock
(Cost $236,524,177)		264,044,003

Other Investment Companies 0.4% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (c)	442,453	442,453

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.71% (c)	588,195	588,195
Total Other Investment Companies
(Cost $1,030,648)		1,030,648

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $237,574,905 and the unrealized appreciation and depreciation were $40,444,783 and ($12,945,037), respectively, with a net unrealized appreciation of $27,499,746.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $522,203.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	9	1,084,995	13,184

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$264,044,003	$—	$—	$264,044,003
Other Investment Companies[1]	1,030,648	—	—	1,030,648
Total	$265,074,651	$—	$—	$265,074,651
Other Financial Instruments
Futures Contracts[2]	$13,184	$—	$—	$13,184
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
12

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	2,417,770,263	2,616,923,703
0.4%	Other Investment Companies	11,049,259	11,049,259
100.1%	Total Investments	2,428,819,522	2,627,972,962
(0.1%)	Other Assets and Liabilities, Net		(2,398,700)
100.0%	Net Assets		2,625,574,262

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.3%
Adient plc	6,032	413,373
BorgWarner, Inc.	40,887	1,738,106
Dana, Inc.	47,126	995,301
Delphi Automotive plc	33,705	2,965,029
Ford Motor Co.	895,776	9,961,029
General Motors Co.	362,893	12,312,960
Harley-Davidson, Inc.	30,313	1,606,892
Lear Corp.	12,960	1,931,558
The Goodyear Tire & Rubber Co.	47,775	1,539,311
Thor Industries, Inc.	6,856	620,674
Visteon Corp. *	11,791	1,182,519
		35,266,752

Banks 5.0%
Bank of America Corp.	743,617	16,664,457
BB&T Corp.	73,876	3,076,935
CIT Group, Inc.	34,450	1,551,973
Citigroup, Inc.	349,473	21,157,095
Citizens Financial Group, Inc.	49,308	1,681,403
Comerica, Inc.	14,212	974,375
Fifth Third Bancorp	94,356	2,240,011
Huntington Bancshares, Inc.	97,062	1,217,158
JPMorgan Chase & Co.	393,716	32,343,769
KeyCorp	109,532	1,913,524
M&T Bank Corp.	11,643	1,821,780
New York Community Bancorp, Inc.	74,566	963,393
People's United Financial, Inc.	40,785	675,807
PHH Corp. *	49,970	672,097
Regions Financial Corp.	131,641	1,821,911
SunTrust Banks, Inc.	48,770	2,602,855
The PNC Financial Services Group, Inc.	47,097	5,590,414
U.S. Bancorp	157,436	8,011,918
Wells Fargo & Co.	488,169	24,964,963
		129,945,838

Capital Goods 8.5%
3M Co.	66,427	13,582,329
AECOM *	30,063	965,323
AGCO Corp.	24,268	1,553,880
AMETEK, Inc.	17,598	1,073,830
Arconic, Inc.	83,144	2,283,966
Security	Number of Shares	Value ($)
Armstrong World Industries, Inc. *	17,474	727,792
Carlisle Cos., Inc.	6,278	636,150
Caterpillar, Inc.	118,729	12,517,598
Chicago Bridge & Iron Co. N.V.	26,184	495,401
Cummins, Inc.	29,734	4,689,052
Deere & Co.	81,920	10,031,923
Dover Corp.	27,304	2,253,945
Eaton Corp. plc	61,265	4,740,686
EMCOR Group, Inc.	11,558	728,385
Emerson Electric Co.	125,843	7,439,838
Fastenal Co.	29,696	1,281,976
Flowserve Corp.	27,492	1,333,362
Fluor Corp.	65,780	2,950,891
Fortive Corp.	13,196	824,090
Fortune Brands Home & Security, Inc.	11,491	725,082
General Dynamics Corp.	34,474	7,006,840
General Electric Co.	1,029,607	28,190,640
Herc Holdings, Inc. *	8,444	319,437
Honeywell International, Inc.	65,057	8,651,930
Hubbell, Inc.	8,056	933,771
Huntington Ingalls Industries, Inc.	3,866	757,001
IDEX Corp.	6,938	752,565
Illinois Tool Works, Inc.	44,593	6,297,423
Ingersoll-Rand plc	31,767	2,846,323
Jacobs Engineering Group, Inc.	28,775	1,508,386
Johnson Controls International plc	151,110	6,310,354
KBR, Inc.	66,142	901,515
L3 Technologies, Inc.	21,032	3,545,785
Lincoln Electric Holdings, Inc.	11,160	997,481
Lockheed Martin Corp.	27,531	7,739,790
Northrop Grumman Corp.	28,059	7,273,454
NOW, Inc. *	35,480	585,775
Oshkosh Corp.	21,437	1,353,103
Owens Corning	18,826	1,174,742
PACCAR, Inc.	49,876	3,140,193
Parker-Hannifin Corp.	20,884	3,288,603
Pentair plc	20,760	1,374,727
Quanta Services, Inc. *	42,727	1,310,010
Raytheon Co.	41,659	6,832,493
Rockwell Automation, Inc.	13,395	2,126,054
Rockwell Collins, Inc.	17,224	1,878,277
Roper Technologies, Inc.	4,689	1,065,341
Snap-on, Inc.	4,689	758,024
Stanley Black & Decker, Inc.	17,208	2,368,509
Terex Corp.	27,361	896,894
Textron, Inc.	37,675	1,800,865
The Boeing Co.	65,117	12,217,903
The Timken Co.	21,939	1,012,485
TransDigm Group, Inc.	3,852	1,032,644
Trinity Industries, Inc.	33,025	842,798
Triumph Group, Inc.	23,982	781,813
United Rentals, Inc. *	13,015	1,415,121
United Technologies Corp.	130,461	15,822,310
Valmont Industries, Inc.	4,134	605,218
W.W. Grainger, Inc.	9,603	1,654,405
WABCO Holdings, Inc. *	5,323	648,448

1

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WESCO International, Inc. *	11,258	688,427
Xylem, Inc.	15,615	814,166
		222,357,542

Commercial & Professional Services 0.6%
Cintas Corp.	10,177	1,281,081
Equifax, Inc.	6,455	883,044
LSC Communications, Inc.	7,981	169,756
ManpowerGroup, Inc.	25,595	2,607,363
Nielsen Holdings plc	28,598	1,100,451
Pitney Bowes, Inc.	46,969	698,429
R.R. Donnelley & Sons Co.	15,810	188,455
Republic Services, Inc.	34,659	2,204,659
Robert Half International, Inc.	22,461	1,044,212
The Dun & Bradstreet Corp.	6,255	654,961
Verisk Analytics, Inc. *	9,986	807,767
Waste Management, Inc.	56,159	4,094,553
		15,734,731

Consumer Durables & Apparel 1.1%
Coach, Inc.	66,188	3,058,547
D.R. Horton, Inc.	22,260	727,679
Fossil Group, Inc. *	29,458	317,263
Garmin Ltd.	16,594	863,552
Hanesbrands, Inc.	22,401	462,581
Hasbro, Inc.	13,155	1,384,695
Leggett & Platt, Inc.	19,009	988,848
Mattel, Inc.	72,823	1,668,375
Michael Kors Holdings Ltd. *	21,438	711,313
Mohawk Industries, Inc. *	4,853	1,161,323
Newell Brands, Inc.	19,068	1,009,651
NIKE, Inc., Class B	122,827	6,508,603
NVR, Inc. *	494	1,127,496
Polaris Industries, Inc. (b)	8,566	716,118
PulteGroup, Inc.	39,323	891,452
PVH Corp.	9,948	1,053,991
Ralph Lauren Corp.	19,067	1,292,742
Tupperware Brands Corp.	11,416	820,924
VF Corp.	42,984	2,312,539
Whirlpool Corp.	12,505	2,320,178
		29,397,870

Consumer Services 1.9%
Adtalem Global Education, Inc.	26,752	1,000,525
Aramark	23,828	887,831
Brinker International, Inc.	12,547	492,219
Carnival Corp.	54,549	3,494,954
Chipotle Mexican Grill, Inc. *	1,994	951,836
Darden Restaurants, Inc.	15,761	1,401,626
H&R Block, Inc.	39,850	1,057,619
Hilton Grand Vacations, Inc. *	2,536	90,713
Hilton Worldwide Holdings, Inc.	9,547	634,589
International Game Technology plc	26,943	478,238
Las Vegas Sands Corp.	40,203	2,377,203
Marriott International, Inc., Class A	37,735	4,062,173
McDonald's Corp.	121,045	18,264,480
MGM Resorts International	40,908	1,297,602
Royal Caribbean Cruises Ltd.	16,690	1,838,904
Service Corp. International	20,637	657,908
Starbucks Corp.	61,541	3,914,623
Wyndham Worldwide Corp.	21,988	2,220,568
Wynn Resorts Ltd.	14,841	1,910,037
Yum China Holdings, Inc. *	19,049	731,672
Yum! Brands, Inc.	38,272	2,780,078
		50,545,398

Security	Number of Shares	Value ($)
Diversified Financials 4.4%
AGNC Investment Corp.	45,314	942,078
Ally Financial, Inc.	170,229	3,156,046
American Express Co.	131,335	10,104,915
Ameriprise Financial, Inc.	27,284	3,295,634
Annaly Capital Management, Inc.	161,001	1,928,792
Berkshire Hathaway, Inc., Class B *	161,337	26,665,779
BlackRock, Inc.	8,832	3,614,408
Capital One Financial Corp.	84,470	6,497,432
CME Group, Inc.	20,743	2,432,946
Discover Financial Services	65,014	3,816,322
Donnelley Financial Solutions, Inc. *	3,243	73,876
FNFV Group *	61,800	862,110
Franklin Resources, Inc.	70,293	2,937,544
Intercontinental Exchange, Inc.	12,271	738,591
Invesco Ltd.	52,628	1,668,308
Legg Mason, Inc.	34,480	1,271,278
Leucadia National Corp.	34,534	842,284
Moody's Corp.	12,415	1,470,557
Morgan Stanley	87,961	3,671,492
Nasdaq, Inc.	9,106	616,021
Navient Corp.	123,536	1,782,624
Northern Trust Corp.	15,015	1,312,912
S&P Global, Inc.	16,371	2,337,943
SLM Corp. *	143,616	1,492,170
State Street Corp.	42,126	3,431,584
Synchrony Financial	104,913	2,816,914
T. Rowe Price Group, Inc.	29,735	2,094,533
TD Ameritrade Holding Corp.	17,505	653,987
The Bank of New York Mellon Corp.	90,561	4,267,234
The Charles Schwab Corp. (a)	37,643	1,458,666
The Goldman Sachs Group, Inc.	68,302	14,429,481
Thomson Reuters Corp.	47,516	2,074,549
Voya Financial, Inc.	28,462	972,831
		115,731,841

Energy 12.8%
Anadarko Petroleum Corp.	81,304	4,108,291
Apache Corp.	103,845	4,855,792
Baker Hughes, Inc.	96,030	5,296,055
Cabot Oil & Gas Corp.	22,562	500,651
California Resources Corp. *(b)	67,756	737,863
Chesapeake Energy Corp. *	531,090	2,687,315
Chevron Corp.	600,178	62,106,419
Cimarex Energy Co.	6,333	681,177
Concho Resources, Inc. *	4,759	603,346
ConocoPhillips	557,881	24,931,702
CONSOL Energy, Inc. *	60,979	884,805
Delek US Holdings, Inc.	39,463	967,633
Denbury Resources, Inc. *	357,170	546,470
Devon Energy Corp.	115,328	3,918,845
Diamond Offshore Drilling, Inc. *	51,476	594,548
Energen Corp. *	10,610	605,194
Ensco plc, Class A	172,235	1,074,746
EOG Resources, Inc.	47,954	4,330,726
EQT Corp.	11,846	654,728
Exxon Mobil Corp.	1,211,707	97,542,413
Halliburton Co.	145,455	6,573,111
Helmerich & Payne, Inc.	15,938	839,295
Hess Corp.	134,683	6,180,603
HollyFrontier Corp.	121,044	2,892,952
Kinder Morgan, Inc.	211,785	3,973,087
Marathon Oil Corp.	358,612	4,669,128
Marathon Petroleum Corp.	237,195	12,343,628
Murphy Oil Corp.	108,271	2,642,895
Nabors Industries Ltd.	116,475	1,024,980
National Oilwell Varco, Inc.	129,448	4,229,066

2

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Newfield Exploration Co. *	17,874	580,548
Noble Corp. plc	191,304	774,781
Noble Energy, Inc.	48,281	1,385,182
Occidental Petroleum Corp.	165,841	9,773,010
Oceaneering International, Inc.	33,907	826,653
ONEOK, Inc.	25,413	1,262,518
Patterson-UTI Energy, Inc.	39,489	841,905
PBF Energy, Inc., Class A	34,512	666,772
Phillips 66	192,847	14,677,585
Pioneer Natural Resources Co.	6,445	1,075,413
QEP Resources, Inc. *	53,517	535,170
Schlumberger Ltd.	180,807	12,582,359
Seadrill Ltd. *(b)	1,127,042	507,620
SM Energy Co.	20,996	356,302
Southwestern Energy Co. *	98,561	597,280
Superior Energy Services, Inc. *	53,563	555,448
Tesoro Corp.	33,778	2,811,681
The Williams Cos., Inc.	88,871	2,541,711
Transocean Ltd. *	194,348	1,766,623
Valero Energy Corp.	237,955	14,627,094
Weatherford International plc *	370,812	1,779,898
Western Refining, Inc.	23,449	848,854
Whiting Petroleum Corp. *	78,729	555,827
World Fuel Services Corp.	65,528	2,315,760
		337,243,458

Food & Staples Retailing 3.8%
Casey's General Stores, Inc.	6,609	769,222
Costco Wholesale Corp.	71,248	12,855,277
CVS Health Corp.	268,031	20,592,822
Sysco Corp.	104,006	5,674,567
The Kroger Co.	229,725	6,841,210
United Natural Foods, Inc. *	19,064	761,416
Wal-Mart Stores, Inc.	499,075	39,227,295
Walgreens Boots Alliance, Inc.	134,714	10,914,528
Whole Foods Market, Inc.	81,773	2,861,237
		100,497,574

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	152,873	11,532,739
Archer-Daniels-Midland Co.	225,002	9,355,583
Brown-Forman Corp., Class B	20,818	1,081,495
Bunge Ltd.	80,429	6,431,907
Campbell Soup Co.	16,287	938,946
ConAgra Brands, Inc.	46,308	1,784,710
Constellation Brands, Inc., Class A	5,520	1,008,780
Dr. Pepper Snapple Group, Inc.	23,697	2,199,319
General Mills, Inc.	78,223	4,438,373
Hormel Foods Corp.	26,719	898,560
Ingredion, Inc.	9,671	1,103,364
Kellogg Co.	30,224	2,164,038
Lamb Weston Holdings, Inc.	6,759	313,685
McCormick & Co., Inc. Non-Voting Shares	10,673	1,111,593
Mead Johnson Nutrition Co.	13,049	1,166,842
Molson Coors Brewing Co., Class B	11,260	1,067,335
Mondelez International, Inc., Class A	178,094	8,297,400
Monster Beverage Corp. *	12,194	616,529
PepsiCo, Inc.	172,183	20,123,027
Philip Morris International, Inc.	201,956	24,194,329
Reynolds American, Inc.	48,927	3,290,341
The Coca-Cola Co.	423,452	19,254,363
The Hershey Co.	11,834	1,364,105
The J.M. Smucker Co.	14,386	1,839,250
The Kraft Heinz Co.	15,632	1,441,270
Tyson Foods, Inc., Class A	51,623	2,960,063
		129,977,946

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.6%
Abbott Laboratories	188,006	8,584,354
Aetna, Inc.	53,662	7,773,477
AmerisourceBergen Corp.	32,925	3,021,527
Anthem, Inc.	88,343	16,109,346
Baxter International, Inc.	56,519	3,352,142
Becton Dickinson & Co.	20,491	3,877,512
Boston Scientific Corp. *	50,324	1,360,258
C.R. Bard, Inc.	7,093	2,180,601
Cardinal Health, Inc.	86,851	6,452,161
Centene Corp. *	11,775	855,218
Cerner Corp. *	12,693	829,488
Cigna Corp.	19,116	3,082,073
Community Health Systems, Inc. *	132,952	1,176,625
Danaher Corp.	35,987	3,056,736
DaVita, Inc. *	18,494	1,225,413
DENTSPLY SIRONA, Inc.	12,545	796,858
Edwards Lifesciences Corp. *	6,281	722,755
Express Scripts Holding Co. *	162,347	9,700,233
HCA Healthcare, Inc. *	59,615	4,883,065
Henry Schein, Inc. *	9,356	1,721,223
Humana, Inc.	29,240	6,791,282
IDEXX Laboratories, Inc. *	5,241	882,532
Intuitive Surgical, Inc. *	1,699	1,554,041
Laboratory Corp. of America Holdings *	8,318	1,156,202
LifePoint Health, Inc. *	11,800	717,440
Magellan Health, Inc. *	11,009	756,869
McKesson Corp.	47,607	7,764,226
MEDNAX, Inc. *	8,148	442,436
Medtronic plc	96,915	8,167,996
Owens & Minor, Inc.	26,748	852,726
Patterson Cos., Inc.	15,630	690,221
Quest Diagnostics, Inc.	26,536	2,886,321
ResMed, Inc.	9,851	700,406
Stryker Corp.	22,466	3,211,739
Tenet Healthcare Corp. *	43,314	716,414
UnitedHealth Group, Inc.	127,326	22,304,969
Universal Health Services, Inc., Class B	8,893	1,010,778
Varex Imaging Corp. *	959	32,942
Varian Medical Systems, Inc. *	12,050	1,193,191
WellCare Health Plans, Inc. *	6,959	1,195,556
Zimmer Biomet Holdings, Inc.	17,544	2,091,420
		145,880,772

Household & Personal Products 1.9%
Avon Products, Inc. *	248,423	844,638
Church & Dwight Co., Inc.	19,780	1,021,835
Colgate-Palmolive Co.	86,021	6,568,564
Herbalife Ltd. *(b)	16,126	1,157,524
Kimberly-Clark Corp.	36,458	4,729,696
Nu Skin Enterprises, Inc., Class A	11,976	657,243
The Clorox Co.	9,917	1,346,034
The Estee Lauder Cos., Inc., Class A	17,581	1,655,075
The Procter & Gamble Co.	368,030	32,419,763
		50,400,372

Insurance 3.7%
Aflac, Inc.	61,276	4,618,985
Alleghany Corp. *	1,413	829,912
American Financial Group, Inc.	10,971	1,095,454
American International Group, Inc.	264,094	16,804,301
Aon plc	24,997	3,272,357
Arch Capital Group Ltd. *	11,889	1,156,205
Arthur J. Gallagher & Co.	12,537	711,224
Assurant, Inc.	17,388	1,703,676
Assured Guaranty Ltd.	24,213	945,760

3

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Axis Capital Holdings Ltd.	20,708	1,358,031
Chubb Ltd.	33,030	4,729,566
Cincinnati Financial Corp.	12,810	897,725
CNO Financial Group, Inc.	38,003	778,682
Everest Re Group Ltd.	7,228	1,840,610
First American Financial Corp.	16,093	700,367
FNF Group	34,382	1,465,017
Genworth Financial, Inc., Class A *	223,041	816,330
Lincoln National Corp.	33,567	2,181,184
Loews Corp.	62,361	2,940,945
Marsh & McLennan Cos., Inc.	42,676	3,309,951
MetLife, Inc.	109,987	5,564,242
Principal Financial Group, Inc.	28,377	1,785,197
Prudential Financial, Inc.	42,763	4,483,701
Reinsurance Group of America, Inc.	9,581	1,192,930
RenaissanceRe Holdings Ltd.	7,592	1,084,593
The Allstate Corp.	65,849	5,685,403
The Hartford Financial Services Group, Inc.	69,848	3,449,793
The Progressive Corp.	98,159	4,164,886
The Travelers Cos., Inc.	93,624	11,688,956
Torchmark Corp.	14,066	1,061,983
Unum Group	30,635	1,377,962
W.R. Berkley Corp.	15,809	1,090,663
White Mountains Insurance Group Ltd.	766	658,821
XL Group Ltd.	39,093	1,707,973
		97,153,385

Materials 3.9%
AdvanSix, Inc. *	528	15,191
Air Products & Chemicals, Inc.	17,517	2,523,499
Albemarle Corp.	10,324	1,172,806
Alcoa Corp.	15,725	517,981
Allegheny Technologies, Inc.	45,254	698,269
AptarGroup, Inc.	9,590	815,246
Ashland Global Holdings, Inc.	10,172	676,845
Avery Dennison Corp.	13,070	1,101,278
Ball Corp.	67,999	2,781,159
Bemis Co., Inc.	18,783	838,473
Cabot Corp.	11,436	597,302
Celanese Corp., Series A	14,837	1,284,142
CF Industries Holdings, Inc.	74,885	2,014,406
Commercial Metals Co.	42,480	768,888
Domtar Corp.	35,362	1,286,469
E.I. du Pont de Nemours & Co.	92,111	7,269,400
Eastman Chemical Co.	24,579	1,969,024
Ecolab, Inc.	16,090	2,137,396
FMC Corp.	16,083	1,212,176
Freeport-McMoRan, Inc. *	630,079	7,239,608
Graphic Packaging Holding Co.	39,318	531,186
Huntsman Corp.	53,513	1,278,961
International Flavors & Fragrances, Inc.	6,284	866,501
International Paper Co.	77,294	4,087,307
LyondellBasell Industries N.V., Class A	99,014	7,972,607
Monsanto Co.	59,569	6,994,592
Newmont Mining Corp.	79,581	2,717,691
Nucor Corp.	64,776	3,763,486
Owens-Illinois, Inc. *	52,581	1,186,753
Packaging Corp. of America	9,531	973,687
PPG Industries, Inc.	31,677	3,369,166
Praxair, Inc.	36,144	4,781,490
Reliance Steel & Aluminum Co.	17,727	1,293,185
RPM International, Inc.	13,072	708,894
Sealed Air Corp.	12,766	567,066
Sonoco Products Co.	15,694	795,843
Steel Dynamics, Inc.	36,646	1,245,597
The Chemours Co.	97,522	3,899,905
The Dow Chemical Co.	158,904	9,845,692
The Mosaic Co.	144,226	3,263,834
Security	Number of Shares	Value ($)
The Sherwin-Williams Co.	3,862	1,281,296
The Valspar Corp.	8,212	927,874
United States Steel Corp.	58,831	1,226,626
Vulcan Materials Co.	5,144	641,200
WestRock Co.	25,007	1,360,881
		102,500,878

Media 3.2%
CBS Corp., Class B Non-Voting Shares	74,172	4,532,651
Charter Communications, Inc., Class A *	5,250	1,814,138
Comcast Corp., Class A	486,978	20,302,113
Discovery Communications, Inc., Class A *	36,517	967,701
Discovery Communications, Inc., Class C *	58,569	1,512,837
DISH Network Corp., Class A *	19,289	1,230,060
News Corp., Class A	72,348	968,016
News Corp., Class B	24,103	330,211
Omnicom Group, Inc.	37,656	3,152,560
Scripps Networks Interactive, Inc., Class A	13,069	865,429
TEGNA, Inc.	39,278	932,460
The Interpublic Group of Cos., Inc.	38,380	956,814
The Walt Disney Co.	164,727	17,780,632
Time Warner, Inc.	158,929	15,811,846
Time, Inc.	48,808	610,100
Twenty-First Century Fox, Inc., Class A	165,336	4,483,912
Twenty-First Century Fox, Inc., Class B	70,538	1,897,472
Viacom, Inc., Class B	148,795	5,176,578
		83,325,530

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	84,936	5,607,475
Agilent Technologies, Inc.	25,598	1,544,583
Allergan plc	5,528	1,236,890
Amgen, Inc.	66,992	10,399,838
Biogen, Inc. *	9,388	2,326,065
Bioverativ, Inc. *	1,096	60,379
Bristol-Myers Squibb Co.	123,456	6,660,451
Celgene Corp. *	33,078	3,784,454
Eli Lilly & Co.	99,105	7,885,785
Gilead Sciences, Inc.	96,654	6,271,878
Johnson & Johnson	241,762	31,005,977
Merck & Co., Inc.	372,396	24,246,704
Mettler-Toledo International, Inc. *	1,845	1,075,284
Mylan N.V. *	44,534	1,735,935
Perrigo Co., plc	9,861	718,374
Pfizer, Inc.	1,063,533	34,724,352
Thermo Fisher Scientific, Inc.	19,667	3,398,261
Waters Corp. *	5,433	975,875
Zoetis, Inc.	16,543	1,030,298
		144,688,858

Real Estate 1.2%
American Tower Corp.	12,703	1,666,507
AvalonBay Communities, Inc.	5,477	1,047,422
Boston Properties, Inc.	9,485	1,150,720
CBRE Group, Inc., Class A *	22,327	778,766
CoreCivic, Inc.	33,356	958,985
Crown Castle International Corp.	11,761	1,195,506
Digital Realty Trust, Inc.	9,592	1,133,679
Duke Realty Corp.	20,417	585,355
Equity Residential	23,934	1,557,864
GGP, Inc.	39,469	879,369
HCP, Inc.	44,769	1,403,061
Hospitality Properties Trust	25,673	742,463
Host Hotels & Resorts, Inc.	92,237	1,659,344
Iron Mountain, Inc.	41,582	1,452,043
Jones Lang LaSalle, Inc.	5,470	631,621

4

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kimco Realty Corp.	26,591	466,406
Park Hotels & Resorts, Inc.	1,929	49,652
Prologis, Inc.	22,597	1,255,037
Public Storage	5,836	1,256,783
Quality Care Properties, Inc. *	2,440	41,285
Simon Property Group, Inc.	15,661	2,415,709
SL Green Realty Corp.	5,154	520,709
The Macerich Co.	9,903	568,531
Ventas, Inc.	22,778	1,514,509
Vornado Realty Trust	14,067	1,296,977
Welltower, Inc.	23,123	1,677,342
Weyerhaeuser Co.	86,183	2,840,592
		30,746,237

Retailing 4.6%
Abercrombie & Fitch Co., Class A	67,212	886,526
Advance Auto Parts, Inc.	4,835	646,101
Amazon.com, Inc. *	5,051	5,023,826
American Eagle Outfitters, Inc.	53,786	618,539
AutoNation, Inc. *	21,802	861,615
AutoZone, Inc. *	1,290	781,637
Bed Bath & Beyond, Inc.	82,044	2,823,134
Best Buy Co., Inc.	107,965	6,412,041
Big Lots, Inc.	21,894	1,069,084
CarMax, Inc. *	22,371	1,405,570
Chico's FAS, Inc.	48,836	461,989
Core-Mark Holding Co., Inc.	22,454	764,559
CST Brands, Inc.	18,511	894,637
Dick's Sporting Goods, Inc.	16,666	685,473
Dillard's, Inc., Class A	15,607	803,448
Dollar General Corp.	43,693	3,206,629
Dollar Tree, Inc. *	21,898	1,701,475
Expedia, Inc.	6,292	904,664
Foot Locker, Inc.	24,011	1,426,493
GameStop Corp., Class A	68,879	1,524,981
Genuine Parts Co.	22,458	2,080,060
GNC Holdings, Inc., Class A (b)	46,449	352,083
Guess?, Inc.	46,973	565,555
J.C. Penney Co., Inc. *(b)	98,765	464,195
Kohl's Corp.	114,644	4,405,769
L Brands, Inc.	34,591	1,784,896
Liberty Interactive Corp. QVC Group, Class A *	90,148	2,114,872
LKQ Corp. *	22,934	722,192
Lowe's Cos., Inc.	162,236	12,779,330
Macy's, Inc.	108,504	2,549,844
Murphy USA, Inc. *	22,497	1,530,471
Nordstrom, Inc. (b)	37,031	1,547,896
O'Reilly Automotive, Inc. *	7,287	1,764,037
Office Depot, Inc.	185,776	949,315
Ross Stores, Inc.	30,233	1,932,493
Signet Jewelers Ltd.	12,203	586,964
Staples, Inc.	478,892	4,348,339
Target Corp.	180,770	9,969,465
The Gap, Inc.	117,882	2,652,345
The Home Depot, Inc.	140,410	21,554,339
The Priceline Group, Inc. *	1,660	3,115,969
The TJX Cos., Inc.	78,770	5,924,292
Tiffany & Co.	13,108	1,139,872
Tractor Supply Co.	15,072	831,221
Urban Outfitters, Inc. *	28,531	538,380
Williams-Sonoma, Inc.	17,340	843,764
		119,950,379

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	27,177	2,330,699
Applied Materials, Inc.	99,455	4,562,995
Broadcom Ltd.	5,489	1,314,506
Intel Corp.	921,602	33,279,048
KLA-Tencor Corp.	17,403	1,809,912
Lam Research Corp.	12,771	1,981,676
Marvell Technology Group Ltd.	102,973	1,775,255
Maxim Integrated Products, Inc.	32,210	1,539,638
Microchip Technology, Inc.	14,896	1,240,837
Micron Technology, Inc. *	151,777	4,670,178
NVIDIA Corp.	18,023	2,601,620
QUALCOMM, Inc.	175,441	10,047,506
Skyworks Solutions, Inc.	8,276	880,815
Texas Instruments, Inc.	102,244	8,434,108
Versum Materials, Inc.	1,947	60,435
Xilinx, Inc.	23,604	1,574,623
		78,103,851

Software & Services 7.4%
Accenture plc, Class A	60,466	7,526,203
Activision Blizzard, Inc.	58,643	3,435,307
Adobe Systems, Inc. *	14,235	2,019,377
Akamai Technologies, Inc. *	11,357	535,483
Alliance Data Systems Corp.	3,695	890,975
Alphabet, Inc., Class A *	9,123	9,005,222
Alphabet, Inc., Class C *	9,435	9,103,454
Amdocs Ltd.	21,016	1,361,416
Autodesk, Inc. *	9,415	1,052,315
Automatic Data Processing, Inc.	30,032	3,074,376
Booz Allen Hamilton Holding Corp.	19,450	767,108
Broadridge Financial Solutions, Inc.	11,244	853,307
CA, Inc.	50,515	1,604,862
CACI International, Inc., Class A *	5,354	659,077
Citrix Systems, Inc. *	14,384	1,187,255
Cognizant Technology Solutions Corp., Class A	36,339	2,431,443
Conduent, Inc. *	15,433	253,256
CSRA, Inc.	27,237	821,468
Dell Technologies, Inc., Class V *	18,045	1,252,143
DXC Technology Co. *	47,757	3,702,123
eBay, Inc. *	75,190	2,579,017
Electronic Arts, Inc. *	9,782	1,108,594
Facebook, Inc., Class A *	16,622	2,517,568
Fidelity National Information Services, Inc.	33,793	2,901,805
Fiserv, Inc. *	18,797	2,354,888
Global Payments, Inc.	8,509	779,510
IAC/InterActiveCorp *	11,917	1,267,254
International Business Machines Corp.	217,444	33,188,478
Intuit, Inc.	18,941	2,663,862
Leidos Holdings, Inc.	19,323	1,073,586
MasterCard, Inc., Class A	46,101	5,664,891
Microsoft Corp.	698,519	48,784,567
Oracle Corp.	394,711	17,915,932
Paychex, Inc.	23,558	1,395,340
PayPal Holdings, Inc. *	31,388	1,638,767
Symantec Corp.	112,997	3,424,939
Teradata Corp. *	35,386	964,622
The Western Union Co.	98,916	1,881,382
Total System Services, Inc.	11,335	674,999
Visa, Inc., Class A	85,086	8,102,740
Yahoo! Inc. *	42,563	2,141,770
		194,560,681

5

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 6.0%
Amphenol Corp., Class A	21,888	1,632,845
Anixter International, Inc. *	9,702	732,501
Apple, Inc.	521,211	79,620,192
Arrow Electronics, Inc. *	34,527	2,609,896
Avnet, Inc.	60,768	2,228,970
Brocade Communications Systems, Inc.	59,416	750,424
CDW Corp.	11,994	721,799
Cisco Systems, Inc.	642,144	20,246,800
Corning, Inc.	192,193	5,592,816
F5 Networks, Inc. *	5,053	647,441
FLIR Systems, Inc.	20,931	793,076
Harris Corp.	17,172	1,926,011
Hewlett Packard Enterprise Co.	346,095	6,510,047
HP, Inc.	557,878	10,465,791
Jabil Circuit, Inc.	68,615	2,052,961
Juniper Networks, Inc.	71,884	2,108,358
Keysight Technologies, Inc. *	20,890	807,190
Motorola Solutions, Inc.	44,103	3,685,688
NCR Corp. *	15,840	610,315
NetApp, Inc.	52,486	2,125,158
Sanmina Corp. *	23,641	865,261
SYNNEX Corp.	6,891	766,693
Tech Data Corp. *	25,482	2,470,990
Vishay Intertechnology, Inc.	45,298	740,622
Western Digital Corp.	56,236	5,064,614
Xerox Corp.	347,278	2,455,255
		158,231,714

Telecommunication Services 3.2%
AT&T, Inc.	1,209,515	46,602,613
CenturyLink, Inc.	257,731	6,430,388
Frontier Communications Corp. (b)	559,544	733,003
Level 3 Communications, Inc. *	12,914	768,641
T-Mobile US, Inc. *	14,974	1,009,547
Telephone & Data Systems, Inc.	34,817	993,329
Verizon Communications, Inc.	593,948	27,701,735
		84,239,256

Transportation 2.1%
Alaska Air Group, Inc.	11,917	1,037,375
American Airlines Group, Inc.	39,473	1,910,888
Avis Budget Group, Inc. *	34,904	798,953
C.H. Robinson Worldwide, Inc.	24,932	1,670,693
CSX Corp.	157,542	8,534,050
Delta Air Lines, Inc.	22,487	1,104,786
Expeditors International of Washington, Inc.	32,838	1,752,892
FedEx Corp.	50,465	9,782,136
Hertz Global Holdings, Inc. *(b)	38,318	391,227
J.B. Hunt Transport Services, Inc.	8,725	744,941
JetBlue Airways Corp. *	32,884	737,259
Kansas City Southern	8,130	773,976
Norfolk Southern Corp.	41,245	5,115,617
Ryder System, Inc.	15,049	999,555
Southwest Airlines Co.	14,227	854,900
Union Pacific Corp.	110,563	12,195,099
United Parcel Service, Inc., Class B	58,480	6,197,126
		54,601,473

Utilities 4.0%
AES Corp.	251,232	2,934,390
Alliant Energy Corp.	25,428	1,054,499
Ameren Corp.	37,873	2,149,293
American Electric Power Co., Inc.	73,862	5,301,814
American Water Works Co., Inc.	14,432	1,128,294
Security	Number of Shares	Value ($)
Atmos Energy Corp.	11,599	966,313
Calpine Corp. *	153,228	1,968,980
CenterPoint Energy, Inc.	83,439	2,387,190
CMS Energy Corp.	33,645	1,595,110
Consolidated Edison, Inc.	47,356	3,920,603
Dominion Energy, Inc.	67,638	5,463,121
DTE Energy Co.	27,229	2,982,120
Duke Energy Corp.	94,587	8,104,214
Edison International	40,976	3,342,412
Entergy Corp.	47,691	3,770,451
Eversource Energy	33,470	2,077,483
Exelon Corp.	201,871	7,329,936
FirstEnergy Corp.	114,205	3,339,354
Great Plains Energy, Inc.	28,538	819,897
MDU Resources Group, Inc.	37,593	1,023,657
National Fuel Gas Co.	11,615	659,267
NextEra Energy, Inc.	43,730	6,185,171
NiSource, Inc.	34,982	911,981
NRG Energy, Inc.	142,598	2,290,124
OGE Energy Corp.	29,810	1,062,130
PG&E Corp.	70,561	4,824,961
Pinnacle West Capital Corp.	16,176	1,429,150
PPL Corp.	100,078	3,994,113
Public Service Enterprise Group, Inc.	88,928	3,993,757
SCANA Corp.	15,967	1,088,949
Sempra Energy	28,192	3,284,086
The Southern Co.	135,774	6,871,522
UGI Corp.	21,007	1,075,138
Vectren Corp.	14,107	865,323
WEC Energy Group, Inc.	23,833	1,495,759
Westar Energy, Inc.	14,825	784,984
Xcel Energy, Inc.	70,253	3,365,821
		105,841,367
Total Common Stock
(Cost $2,417,770,263)		2,616,923,703

Other Investment Companies 0.4% of net assets

Money Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (c)	5,269,209	5,269,209

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.71% (c)	5,780,050	5,780,050
Total Other Investment Companies
(Cost $11,049,259)		11,049,259

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $2,429,143,542 and the unrealized appreciation and depreciation were $280,844,725 and ($82,015,305), respectively, with a net unrealized appreciation of $198,829,420.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,058,252.
(c)	The rate shown is the 7-day yield.

6

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	70	8,438,850	87,427

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,616,923,703	$—	$—	$2,616,923,703
Other Investment Companies[1]	11,049,259	—	—	11,049,259
Total	$2,627,972,962	$—	$—	$2,627,972,962
Other Financial Instruments
Futures Contracts[2]	$87,427	$—	$—	$87,427
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
7

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,631,106,590	1,786,938,207
2.2%	Other Investment Companies	38,563,379	38,563,379
102.0%	Total Investments	1,669,669,969	1,825,501,586
(2.0%)	Other Assets and Liabilities, Net		(34,991,766)
100.0%	Net Assets		1,790,509,820

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	92,522	1,398,007
Cooper Tire & Rubber Co.	110,067	3,962,412
Cooper-Standard Holding, Inc. *	19,117	2,064,827
Dorman Products, Inc. *	15,958	1,330,897
Gentex Corp.	186,122	3,532,596
LCI Industries	16,788	1,494,132
Standard Motor Products, Inc.	25,724	1,251,730
Superior Industries International, Inc.	50,100	976,950
Tenneco, Inc.	61,527	3,497,810
Tower International, Inc.	33,250	771,400
		20,280,761

Banks 5.3%
Associated Banc-Corp.	84,447	2,014,061
Astoria Financial Corp.	56,004	1,037,194
BancorpSouth, Inc.	40,124	1,151,559
Bank of Hawaii Corp.	31,861	2,476,556
Bank of the Ozarks, Inc.	17,700	782,340
BankUnited, Inc.	58,072	1,925,668
BOK Financial Corp.	18,173	1,463,472
Capitol Federal Financial, Inc.	103,237	1,426,735
Cathay General Bancorp	25,980	922,290
Columbia Banking System, Inc.	25,016	918,337
Commerce Bancshares, Inc.	51,864	2,776,280
Community Bank System, Inc.	20,120	1,081,651
Cullen/Frost Bankers, Inc.	30,739	2,817,537
CVB Financial Corp.	47,371	961,631
East West Bancorp, Inc.	78,855	4,315,734
EverBank Financial Corp.	79,229	1,541,004
F.N.B. Corp.	117,540	1,551,528
First Citizens BancShares, Inc., Class A	4,735	1,569,179
First Financial Bancorp	46,873	1,174,169
First Financial Bankshares, Inc. (a)	21,403	818,665
First Horizon National Corp.	185,988	3,150,637
First Republic Bank	39,361	3,625,148
Fulton Financial Corp.	119,596	2,092,930
Glacier Bancorp, Inc.	37,090	1,196,523
Great Western Bancorp, Inc.	23,662	895,843
Hancock Holding Co.	52,485	2,424,807
IBERIABANK Corp.	12,692	979,822
International Bancshares Corp.	38,340	1,270,971
Security	Number of Shares	Value ($)
Investors Bancorp, Inc.	92,789	1,227,598
MB Financial, Inc.	27,373	1,127,220
National Bank Holdings Corp., Class A	34,459	1,051,689
NBT Bancorp, Inc.	27,339	960,692
Northwest Bancshares, Inc.	104,505	1,608,332
Ocwen Financial Corp. *	404,386	1,002,877
Old National Bancorp	77,975	1,232,005
PacWest Bancorp	26,949	1,257,710
Park National Corp.	10,898	1,101,461
Popular, Inc.	97,667	3,633,212
PrivateBancorp, Inc.	21,329	1,270,995
Prosperity Bancshares, Inc.	26,951	1,688,211
Provident Financial Services, Inc.	39,252	916,142
Signature Bank *	10,741	1,536,178
SVB Financial Group *	16,559	2,823,310
Synovus Financial Corp.	59,475	2,431,338
TCF Financial Corp.	121,699	1,832,787
Texas Capital Bancshares, Inc. *	14,702	1,079,127
Trustmark Corp.	51,229	1,557,874
UMB Financial Corp.	18,937	1,326,158
Umpqua Holdings Corp.	90,585	1,534,963
United Bankshares, Inc.	35,333	1,351,487
Valley National Bancorp	205,161	2,314,216
Walter Investment Management Corp. *(a)	305,529	323,861
Washington Federal, Inc.	77,412	2,473,313
Webster Financial Corp.	43,109	2,100,270
Westamerica Bancorp	22,150	1,136,517
Wintrust Financial Corp.	20,762	1,427,595
Zions Bancorp	95,477	3,825,763
		95,515,172

Capital Goods 12.7%
A.O. Smith Corp.	58,901	3,231,898
AAR Corp.	78,019	2,725,984
Actuant Corp., Class A	100,826	2,616,435
Acuity Brands, Inc.	11,811	1,924,130
Aegion Corp. *	61,436	1,215,818
Air Lease Corp.	44,443	1,640,836
Aircastle Ltd.	59,874	1,307,049
Albany International Corp., Class A	23,813	1,150,168
Allegion plc	22,499	1,769,096
Allison Transmission Holdings, Inc.	116,136	4,496,786
Altra Industrial Motion Corp.	30,250	1,306,800
Apogee Enterprises, Inc.	21,319	1,135,876
Applied Industrial Technologies, Inc.	60,516	3,736,863
Astec Industries, Inc.	20,449	1,144,531
AZZ, Inc.	17,700	960,225
Babcock & Wilcox Enterprises, Inc. *	101,208	1,077,865
Barnes Group, Inc.	48,319	2,734,372
Beacon Roofing Supply, Inc. *	51,475	2,482,639
Briggs & Stratton Corp.	99,029	2,354,910
BWX Technologies, Inc.	66,133	3,214,064
Chart Industries, Inc. *	42,315	1,453,520
CIRCOR International, Inc.	19,125	1,232,798
Colfax Corp. *	75,528	3,063,416
Comfort Systems USA, Inc.	35,818	1,233,930

1

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Crane Co.	42,578	3,303,201
Cubic Corp.	36,815	1,706,375
Curtiss-Wright Corp.	30,998	2,790,750
DigitalGlobe, Inc. *	40,958	1,275,842
Donaldson Co., Inc.	103,170	4,948,033
DXP Enterprises, Inc. *	33,648	1,205,608
Dycom Industries, Inc. *	18,011	1,516,346
Encore Wire Corp.	46,550	1,924,843
EnerSys	51,789	3,835,493
EnPro Industries, Inc.	22,179	1,481,779
ESCO Technologies, Inc.	19,367	1,115,539
Esterline Technologies Corp. *	36,272	3,534,706
Federal Signal Corp.	64,277	1,007,863
Franklin Electric Co., Inc.	30,431	1,162,464
GATX Corp. (a)	70,280	4,180,254
Generac Holdings, Inc. *	76,607	2,654,433
General Cable Corp.	192,712	3,189,384
Graco, Inc.	32,144	3,531,661
Granite Construction, Inc.	46,099	2,160,199
Griffon Corp.	54,204	1,176,227
H&E Equipment Services, Inc.	63,696	1,266,913
Harsco Corp. *	257,981	3,843,917
HD Supply Holdings, Inc. *	67,970	2,742,590
HEICO Corp.	7,366	546,631
HEICO Corp., Class A	7,073	443,123
Hexcel Corp.	62,402	3,209,335
Hillenbrand, Inc.	52,131	1,861,077
Hyster-Yale Materials Handling, Inc.	22,864	1,706,340
Kaman Corp.	37,184	1,796,359
Kennametal, Inc.	140,179	5,392,686
KLX, Inc. *	64,601	3,126,042
Lennox International, Inc.	24,497	4,338,419
Lindsay Corp.	13,127	1,120,783
Masco Corp.	126,566	4,714,584
Masonite International Corp. *	20,992	1,546,061
MasTec, Inc. *	81,847	3,470,313
Meritor, Inc. *	66,396	1,033,786
Moog, Inc., Class A *	50,989	3,571,270
MRC Global, Inc. *	252,803	4,563,094
MSC Industrial Direct Co., Inc., Class A	49,083	4,120,027
Mueller Industries, Inc.	107,797	3,048,499
Mueller Water Products, Inc., Class A	86,486	966,914
MYR Group, Inc. *	30,491	895,216
National Presto Industries, Inc.	10,140	1,079,403
Nordson Corp.	33,439	3,874,911
Orbital ATK, Inc.	30,550	3,105,713
Primoris Services Corp.	56,901	1,320,103
Quanex Building Products Corp.	63,490	1,307,894
Raven Industries, Inc.	41,177	1,393,842
RBC Bearings, Inc. *	11,904	1,206,113
Regal Beloit Corp.	66,803	5,290,798
Rexnord Corp. *	71,068	1,620,350
Rush Enterprises, Inc., Class A *	68,189	2,444,576
Simpson Manufacturing Co., Inc.	30,806	1,237,785
Spirit AeroSystems Holdings, Inc., Class A	79,079	4,309,015
SPX Corp. *	72,739	1,752,283
SPX FLOW, Inc. *	93,254	3,481,172
Standex International Corp.	9,857	866,430
Teledyne Technologies, Inc. *	27,432	3,607,582
Tennant Co.	17,366	1,215,620
Textainer Group Holdings Ltd. *	71,420	785,620
The Greenbrier Cos., Inc.	37,332	1,651,941
The Middleby Corp. *	14,226	1,826,049
The Toro Co.	64,198	4,396,921
Titan International, Inc.	135,782	1,408,059
Titan Machinery, Inc. *	73,406	1,236,891
TriMas Corp. *	57,215	1,247,287
Tutor Perini Corp. *	96,492	2,503,967
Universal Forest Products, Inc.	27,684	2,434,254
Security	Number of Shares	Value ($)
USG Corp. *	26,355	749,536
Wabash National Corp.	75,165	1,502,548
Wabtec Corp.	48,459	3,961,523
Watsco, Inc.	23,169	3,269,609
Watts Water Technologies, Inc., Class A	28,479	1,768,546
Woodward, Inc.	42,121	2,869,283
		226,960,612

Commercial & Professional Services 4.6%
ABM Industries, Inc.	94,747	4,077,911
ACCO Brands Corp. *	129,975	1,475,216
Brady Corp., Class A	50,448	1,811,083
CBIZ, Inc. *	82,238	1,241,794
Clean Harbors, Inc. *	50,652	2,958,583
Copart, Inc. *	133,541	4,165,144
Covanta Holding Corp.	186,022	2,743,825
Deluxe Corp.	46,350	3,159,216
Ennis, Inc.	51,685	829,544
Essendant, Inc.	202,936	3,267,270
FTI Consulting, Inc. *	59,235	2,045,385
Healthcare Services Group, Inc.	40,569	1,942,038
Herman Miller, Inc.	54,875	1,731,306
HNI Corp.	46,243	1,989,374
Huron Consulting Group, Inc. *	21,826	906,870
ICF International, Inc. *	23,694	1,114,803
Insperity, Inc.	15,177	1,145,105
Interface, Inc.	64,553	1,326,564
KAR Auction Services, Inc.	80,201	3,494,358
Kelly Services, Inc., Class A	155,640	3,615,517
Kforce, Inc.	61,440	1,105,920
Knoll, Inc.	38,007	817,151
Korn/Ferry International	48,689	1,563,404
Matthews International Corp., Class A	18,566	1,183,583
McGrath RentCorp	32,972	1,093,681
Mobile Mini, Inc.	28,925	809,900
MSA Safety, Inc.	24,354	1,975,109
Navigant Consulting, Inc. *	56,203	1,095,396
On Assignment, Inc. *	32,867	1,722,231
Quad/Graphics, Inc.	109,742	2,443,954
Resources Connection, Inc.	80,428	1,009,371
Rollins, Inc.	39,632	1,706,950
Steelcase, Inc., Class A	148,352	2,484,896
Stericycle, Inc. *	48,474	3,963,719
Team, Inc. *	35,534	911,447
Tetra Tech, Inc.	64,059	2,943,511
The Brink's Co.	65,234	4,116,265
TrueBlue, Inc. *	70,679	1,897,731
UniFirst Corp.	13,650	1,934,205
Viad Corp.	30,142	1,330,769
West Corp.	64,428	1,492,797
		82,642,896

Consumer Durables & Apparel 2.9%
American Outdoor Brands Corp. *	45,428	1,028,944
Brunswick Corp.	69,902	3,862,785
CalAtlantic Group, Inc.	26,955	971,458
Carter's, Inc.	39,537	3,248,360
Columbia Sportswear Co.	22,468	1,219,563
Crocs, Inc. *	188,079	1,284,580
Deckers Outdoor Corp. *	58,205	4,037,099
Ethan Allen Interiors, Inc.	25,048	675,044
G-III Apparel Group Ltd. *	66,533	1,302,051
Helen of Troy Ltd. *	24,637	2,241,967
Iconix Brand Group, Inc. *	254,709	1,525,707
KB Home	65,338	1,370,791
La-Z-Boy, Inc.	69,039	1,829,533
Lennar Corp., Class A	95,442	4,897,129

2

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lululemon Athletica, Inc. *	37,288	1,799,892
M.D.C Holdings, Inc.	52,813	1,777,157
Meritage Homes Corp. *	36,460	1,454,754
Oxford Industries, Inc.	14,859	798,523
Skechers U.S.A., Inc., Class A *	72,017	1,837,874
Steven Madden Ltd. *	64,978	2,550,386
Sturm Ruger & Co., Inc. (a)	23,557	1,500,581
Tempur Sealy International, Inc. *(a)	41,963	1,948,762
Toll Brothers, Inc.	61,974	2,287,460
Under Armour, Inc., Class A *(a)	50,121	960,318
Under Armour, Inc., Class C *	41,945	747,879
Unifi, Inc. *	28,945	814,512
Vista Outdoor, Inc. *	56,600	1,187,468
Wolverine World Wide, Inc.	94,142	2,447,692
		51,608,269

Consumer Services 5.4%
BJ's Restaurants, Inc. *	27,894	1,249,651
Bloomin' Brands, Inc.	124,279	2,489,308
Bob Evans Farms, Inc.	50,805	3,577,180
Boyd Gaming Corp. *	49,765	1,264,529
Bright Horizons Family Solutions, Inc. *	17,885	1,372,137
Buffalo Wild Wings, Inc. *	10,810	1,553,397
Caesars Entertainment Corp. *(a)	139,898	1,531,883
Capella Education Co.	19,076	1,651,028
Career Education Corp. *	168,500	1,590,640
Choice Hotels International, Inc.	30,496	1,980,715
Churchill Downs, Inc.	6,628	1,111,184
Cracker Barrel Old Country Store, Inc. (a)	15,248	2,543,519
DineEquity, Inc.	21,018	961,574
Domino's Pizza, Inc.	15,875	3,361,055
Dunkin' Brands Group, Inc.	50,709	2,966,984
Extended Stay America, Inc.	50,707	922,867
Graham Holdings Co., Class B	7,728	4,627,526
Grand Canyon Education, Inc. *	20,039	1,571,058
Houghton Mifflin Harcourt Co. *	98,023	1,210,584
Hyatt Hotels Corp., Class A *	20,251	1,168,483
ILG, Inc.	50,612	1,363,487
International Speedway Corp., Class A	24,835	876,676
Jack in the Box, Inc.	30,479	3,248,452
K12, Inc. *	64,145	1,207,850
La Quinta Holdings, Inc. *	77,755	1,077,684
Marriott Vacations Worldwide Corp.	23,185	2,701,516
Norwegian Cruise Line Holdings Ltd. *	63,600	3,178,092
Panera Bread Co., Class A *	19,727	6,203,944
Papa John's International, Inc.	11,031	888,768
Penn National Gaming, Inc. *	128,142	2,476,985
Red Robin Gourmet Burgers, Inc. *	24,862	1,791,929
Regis Corp. *	152,229	1,438,564
Ruby Tuesday, Inc. *	424,645	934,219
SeaWorld Entertainment, Inc.	150,395	2,684,551
ServiceMaster Global Holdings, Inc. *	30,153	1,139,783
Six Flags Entertainment Corp.	42,316	2,555,040
Sotheby's *	53,972	2,838,388
Strayer Education, Inc.	29,053	2,569,738
Texas Roadhouse, Inc.	48,544	2,374,772
The Cheesecake Factory, Inc.	55,703	3,285,363
The Wendy's Co.	306,085	4,949,394
Vail Resorts, Inc.	11,013	2,355,681
Weight Watchers International, Inc. *(a)	197,676	5,198,879
		96,045,057

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	24,191	3,721,785
Anworth Mortgage Asset Corp.	197,474	1,194,718
BGC Partners, Inc., Class A	117,633	1,386,893
Capstead Mortgage Corp.	120,650	1,271,651
Security	Number of Shares	Value ($)
CBOE Holdings, Inc.	40,669	3,512,582
Chimera Investment Corp.	168,039	3,125,525
Credit Acceptance Corp. *(a)	6,952	1,494,819
CYS Investments, Inc.	136,139	1,147,652
E*TRADE Financial Corp. *	123,033	4,258,172
Eaton Vance Corp.	85,467	3,980,198
Evercore Partners, Inc., Class A	23,894	1,620,013
EZCORP, Inc., Class A *	160,233	1,361,981
FactSet Research Systems, Inc.	15,560	2,578,136
Federated Investors, Inc., Class B	110,773	2,942,131
FirstCash, Inc.	56,167	3,013,360
Greenhill & Co., Inc.	55,638	1,126,670
Invesco Mortgage Capital, Inc.	120,074	1,937,994
KCG Holdings, Inc., Class A *	59,477	1,181,213
Lazard Ltd., Class A	76,647	3,410,791
LPL Financial Holdings, Inc.	112,318	4,372,540
MarketAxess Holdings, Inc.	5,735	1,092,976
MFA Financial, Inc.	341,553	2,841,721
Morningstar, Inc.	12,803	936,924
MSCI, Inc.	36,014	3,663,704
Nelnet, Inc., Class A	28,765	1,130,752
New Residential Investment Corp.	171,295	2,756,137
OneMain Holdings, Inc. *	56,498	1,274,595
PennyMac Mortgage Investment Trust	94,814	1,661,141
PRA Group, Inc. *	42,973	1,495,460
Raymond James Financial, Inc.	58,229	4,208,210
Redwood Trust, Inc.	97,860	1,655,791
Santander Consumer USA Holdings, Inc. *	282,462	3,155,101
SEI Investments Co.	72,792	3,646,151
Starwood Property Trust, Inc.	109,420	2,409,428
Stifel Financial Corp. *	33,055	1,409,135
Two Harbors Investment Corp.	218,059	2,176,229
Waddell & Reed Financial, Inc., Class A	210,512	3,523,971
Western Asset Mortgage Capital Corp.	101,554	1,035,851
World Acceptance Corp. *	38,170	2,981,840
		91,693,941

Energy 3.8%
Alon USA Energy, Inc.	186,394	2,301,966
Antero Resources Corp. *	56,380	1,159,737
Archrock, Inc.	185,573	1,948,516
Atwood Oceanics, Inc. *	280,102	2,812,224
Bill Barrett Corp. *	271,886	940,725
Bristow Group, Inc.	197,860	1,295,983
CARBO Ceramics, Inc. *(a)	138,810	1,050,792
Carrizo Oil & Gas, Inc. *	28,346	621,911
Continental Resources, Inc. *	32,553	1,223,993
CVR Energy, Inc. (a)	93,853	1,873,306
Dril-Quip, Inc. *	39,926	1,980,330
EP Energy Corp., Class A *(a)	177,988	749,329
Forum Energy Technologies, Inc. *	76,717	1,246,651
Golar LNG Ltd.	59,487	1,383,965
Green Plains, Inc.	106,514	2,274,074
Gulfport Energy Corp. *	39,196	562,463
Helix Energy Solutions Group, Inc. *	205,967	1,025,716
Hornbeck Offshore Services, Inc. *(a)	205,656	345,502
Laredo Petroleum, Inc. *	72,478	851,616
Matrix Service Co. *	50,388	410,662
McDermott International, Inc. *	497,512	3,089,549
Newpark Resources, Inc. *	250,679	1,855,025
Nordic American Tankers Ltd. (a)	97,968	583,889
Oasis Petroleum, Inc. *	154,634	1,509,228
Oil States International, Inc. *	104,615	3,059,989
PDC Energy, Inc. *	15,466	768,042
Pioneer Energy Services Corp. *	307,420	753,179
Range Resources Corp.	117,950	2,719,927
Renewable Energy Group, Inc. *	137,522	1,553,999
REX American Resources Corp. *	10,747	1,022,255

3

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rowan Cos. plc, Class A *	210,185	2,530,627
RPC, Inc. (a)	88,094	1,655,286
SEACOR Holdings, Inc. *	50,915	3,116,507
SemGroup Corp., Class A	45,288	1,403,928
Ship Finance International Ltd. (a)	73,526	992,601
Targa Resources Corp.	67,691	3,109,048
Teekay Corp. (a)	238,199	1,455,396
Tesco Corp. *	136,876	636,473
TETRA Technologies, Inc. *	174,470	539,112
Tidewater, Inc. *(a)	669,725	490,306
Unit Corp. *	169,316	3,018,904
US Silica Holdings, Inc.	25,247	959,386
W&T Offshore, Inc. *	609,192	1,242,752
WPX Energy, Inc. *	269,867	2,919,961
		67,044,830

Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	43,190	1,580,754
Performance Food Group Co. *	68,829	1,947,861
PriceSmart, Inc.	18,451	1,628,301
Rite Aid Corp. *	527,784	1,799,743
SpartanNash Co.	88,640	2,641,472
Sprouts Farmers Market, Inc. *	74,261	1,779,294
SUPERVALU, Inc. *	451,111	1,736,777
The Andersons, Inc.	76,098	2,671,040
		15,785,242

Food, Beverage & Tobacco 2.4%
B&G Foods, Inc.	31,862	1,292,004
Cal-Maine Foods, Inc. *(a)	36,369	1,352,927
Darling Ingredients, Inc. *	192,545	3,017,180
Dean Foods Co.	149,562	2,728,011
Flowers Foods, Inc.	219,412	4,054,734
Fresh Del Monte Produce, Inc.	56,386	2,857,643
J&J Snack Foods Corp.	11,123	1,447,102
Lancaster Colony Corp.	15,133	1,873,919
Pilgrim's Pride Corp. *	106,957	2,488,889
Pinnacle Foods, Inc.	62,456	3,891,633
Sanderson Farms, Inc.	37,530	4,454,811
Snyder's-Lance, Inc.	59,883	2,200,700
The Boston Beer Co., Inc., Class A *	6,110	872,203
The Hain Celestial Group, Inc. *	47,330	1,653,237
TreeHouse Foods, Inc. *	31,614	2,439,969
Universal Corp.	59,768	3,968,595
Vector Group Ltd.	69,243	1,505,343
		42,098,900

Health Care Equipment & Services 3.8%
Alere, Inc. *	42,159	2,045,133
Align Technology, Inc. *	13,276	1,927,675
Allscripts Healthcare Solutions, Inc. *	150,583	1,718,152
Amedisys, Inc. *	20,421	1,223,626
Analogic Corp.	12,635	908,456
Brookdale Senior Living, Inc. *	191,545	2,631,828
Chemed Corp.	18,600	3,806,676
CONMED Corp.	30,224	1,534,472
Envision Healthcare Corp. *	79,216	4,325,986
Haemonetics Corp. *	38,877	1,585,404
Halyard Health, Inc. *	80,233	2,883,574
HealthSouth Corp.	71,142	3,224,867
Hill-Rom Holdings, Inc.	52,569	4,066,738
HMS Holdings Corp. *	43,880	799,494
Hologic, Inc. *	53,274	2,307,297
Integer Holdings Corp. *	32,361	1,284,732
Invacare Corp.	137,338	1,943,333
Kindred Healthcare, Inc.	354,634	3,475,413
Security	Number of Shares	Value ($)
LHC Group, Inc. *	18,268	1,099,734
Masimo Corp. *	21,845	1,901,389
Molina Healthcare, Inc. *	49,305	3,183,624
PharMerica Corp. *	65,724	1,623,383
Quality Systems, Inc. *	75,806	1,164,380
Select Medical Holdings Corp. *	252,749	3,386,837
Teleflex, Inc.	16,263	3,252,925
The Cooper Cos., Inc.	17,509	3,830,094
Triple-S Management Corp., Class B *	82,531	1,342,779
VCA, Inc. *	40,620	3,742,321
West Pharmaceutical Services, Inc.	26,827	2,602,755
		68,823,077

Household & Personal Products 0.7%
Central Garden & Pet Co., Class A *	63,015	1,821,764
Edgewell Personal Care Co. *	53,749	3,931,202
Energizer Holdings, Inc.	64,738	3,469,957
HRG Group, Inc. *	93,598	1,775,554
Spectrum Brands Holdings, Inc.	10,082	1,355,525
WD-40 Co.	8,655	914,833
		13,268,835

Insurance 3.7%
Allied World Assurance Co. Holdings AG	90,175	4,740,500
Ambac Financial Group, Inc. *	82,054	1,355,532
American Equity Investment Life Holding Co.	118,185	2,961,716
American National Insurance Co.	8,748	1,028,153
AmTrust Financial Services, Inc.	50,520	663,833
Argo Group International Holdings Ltd.	30,181	1,868,204
Aspen Insurance Holdings Ltd.	81,996	4,165,397
Brown & Brown, Inc.	66,097	2,870,593
CNA Financial Corp.	29,462	1,343,467
Employers Holdings, Inc.	29,144	1,167,217
Erie Indemnity Co., Class A	31,351	3,692,207
Horace Mann Educators Corp.	28,848	1,103,436
Infinity Property & Casualty Corp.	14,974	1,433,761
James River Group Holdings Ltd.	22,946	909,579
Kemper Corp.	74,113	2,827,411
Maiden Holdings Ltd.	71,666	756,076
Markel Corp. *	4,183	4,087,837
MBIA, Inc. *	222,274	1,820,424
Mercury General Corp.	36,273	2,031,288
Old Republic International Corp.	219,981	4,351,224
Primerica, Inc.	56,746	4,097,061
ProAssurance Corp.	62,290	3,709,370
RLI Corp.	34,884	1,937,457
Safety Insurance Group, Inc.	17,446	1,161,031
Selective Insurance Group, Inc.	32,953	1,683,898
Stewart Information Services Corp.	39,959	1,807,745
The Hanover Insurance Group, Inc.	38,415	3,203,427
Validus Holdings Ltd.	79,851	4,264,043
		67,041,887

Materials 6.3%
A. Schulman, Inc.	65,054	1,906,082
AK Steel Holding Corp. *	141,953	865,913
Axalta Coating Systems Ltd. *	79,955	2,502,592
Berry Global Group, Inc. *	50,980	2,956,330
Boise Cascade Co. *	107,274	2,891,034
Calgon Carbon Corp.	71,652	1,006,711
Carpenter Technology Corp.	75,729	2,761,837
Century Aluminum Co. *	131,539	1,896,792
Clearwater Paper Corp. *	34,218	1,586,004
Cliffs Natural Resources, Inc. *	634,417	3,736,716
Compass Minerals International, Inc.	32,623	2,092,765

4

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Crown Holdings, Inc. *	78,860	4,553,376
Eagle Materials, Inc.	16,984	1,601,591
Ferro Corp. *	70,685	1,184,681
Greif, Inc., Class A	67,402	4,007,049
H.B. Fuller Co.	45,216	2,294,712
Hecla Mining Co.	166,898	957,995
Innophos Holdings, Inc.	37,921	1,603,679
Innospec, Inc.	20,712	1,325,568
Kaiser Aluminum Corp.	26,681	2,197,447
KapStone Paper & Packaging Corp.	81,099	1,713,622
Koppers Holdings, Inc. *	30,691	1,106,411
Kraton Corp. *	42,659	1,377,886
Louisiana-Pacific Corp. *	83,345	1,856,927
Martin Marietta Materials, Inc.	20,742	4,648,282
Materion Corp.	53,057	1,814,549
Minerals Technologies, Inc.	24,726	1,779,036
Neenah Paper, Inc.	12,045	939,510
NewMarket Corp.	7,387	3,437,540
Olin Corp.	136,322	3,999,688
P.H. Glatfelter Co.	87,426	1,602,519
Platform Specialty Products Corp. *	86,991	1,085,648
PolyOne Corp.	97,647	3,646,139
Quaker Chemical Corp.	9,485	1,322,114
Royal Gold, Inc.	17,461	1,404,214
Schnitzer Steel Industries, Inc., Class A	145,101	2,800,449
Schweitzer-Mauduit International, Inc.	37,187	1,386,331
Sensient Technologies Corp.	38,105	3,059,450
Silgan Holdings, Inc.	120,999	3,848,978
Southern Copper Corp.	129,106	4,513,546
Stepan Co.	24,873	2,104,753
SunCoke Energy, Inc. *	178,643	1,561,340
The Scotts Miracle-Gro Co., Class A	40,618	3,517,925
TimkenSteel Corp. *	200,441	2,625,777
Trinseo S.A.	22,251	1,434,077
Tronox Ltd., Class A	222,357	3,379,826
W.R. Grace & Co.	32,560	2,334,226
Westlake Chemical Corp.	42,549	2,615,062
Worthington Industries, Inc.	55,875	2,345,074
		113,189,773

Media 2.0%
AMC Networks, Inc., Class A *	29,494	1,562,592
Cable One, Inc.	2,899	2,083,221
Cinemark Holdings, Inc.	93,888	3,715,148
Gannett Co., Inc.	390,197	3,063,047
John Wiley & Sons, Inc., Class A	47,413	2,403,839
Lions Gate Entertainment Corp., Class A	24,574	665,955
Lions Gate Entertainment Corp., Class B *	34,458	871,443
Live Nation Entertainment, Inc. *	88,246	3,043,605
Loral Space & Communications, Inc. *	25,457	1,005,552
Meredith Corp.	38,429	2,079,009
National CineMedia, Inc.	101,167	735,484
Regal Entertainment Group, Class A	106,619	2,217,675
Scholastic Corp.	51,496	2,190,125
Sinclair Broadcast Group, Inc., Class A	52,991	1,716,908
Sirius XM Holdings, Inc. (a)	766,261	4,022,870
The New York Times Co., Class A	115,550	2,033,680
Tribune Media Co., Class A	77,707	2,968,408
		36,378,561

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Alexion Pharmaceuticals, Inc. *	24,244	2,376,639
Bio-Rad Laboratories, Inc., Class A *	14,501	3,240,683
Bio-Techne Corp.	14,131	1,583,802
Bruker Corp.	52,995	1,441,994
Catalent, Inc. *	31,930	1,134,473
Security	Number of Shares	Value ($)
Charles River Laboratories International, Inc. *	33,835	3,114,512
Endo International plc *	68,644	904,728
Illumina, Inc. *	18,450	3,272,292
Impax Laboratories, Inc. *	94,814	1,445,914
Mallinckrodt plc *	42,124	1,816,808
Myriad Genetics, Inc. *	117,646	2,394,096
PAREXEL International Corp. *	25,328	2,047,009
PDL BioPharma, Inc.	787,141	1,881,267
PerkinElmer, Inc.	65,238	4,113,908
Prestige Brands Holdings, Inc. *	18,629	938,529
QIAGEN N.V. *	96,510	3,238,876
Quintiles IMS Holdings, Inc. *	65,472	5,659,400
Regeneron Pharmaceuticals, Inc. *	5,799	2,662,089
United Therapeutics Corp. *	22,498	2,719,783
Vertex Pharmaceuticals, Inc. *	8,876	1,097,074
VWR Corp. *	54,666	1,807,258
		48,891,134

Real Estate 10.3%
Acadia Realty Trust	22,490	610,604
Alexandria Real Estate Equities, Inc.	28,486	3,323,746
Altisource Portfolio Solutions S.A. *(a)	36,001	740,901
Altisource Residential Corp.	105,519	1,449,831
American Campus Communities, Inc.	53,784	2,552,589
Apartment Investment & Management Co., Class A	73,087	3,136,894
Apple Hospitality REIT, Inc.	142,681	2,670,988
Ashford Hospitality Trust, Inc.	182,773	1,125,882
Brandywine Realty Trust	153,462	2,674,843
Brixmor Property Group, Inc.	113,939	2,055,460
Camden Property Trust	45,588	3,797,936
Care Capital Properties, Inc.	38,083	1,001,202
CBL & Associates Properties, Inc.	295,020	2,268,704
Chesapeake Lodging Trust	36,207	834,571
Columbia Property Trust, Inc.	149,559	3,230,474
Corporate Office Properties Trust	76,793	2,590,228
Cousins Properties, Inc.	72,203	618,058
CubeSmart	45,259	1,129,665
DCT Industrial Trust, Inc.	32,965	1,737,585
DDR Corp.	190,293	1,632,714
DiamondRock Hospitality Co.	196,223	2,176,113
Douglas Emmett, Inc.	60,391	2,292,442
DuPont Fabros Technology, Inc.	27,917	1,525,106
EastGroup Properties, Inc.	15,091	1,229,011
EPR Properties	25,403	1,801,327
Equinix, Inc.	10,787	4,757,175
Equity Commonwealth *	94,830	2,951,110
Equity LifeStyle Properties, Inc.	29,183	2,463,045
Essex Property Trust, Inc.	15,533	3,990,738
Extra Space Storage, Inc.	27,703	2,146,151
Federal Realty Investment Trust	23,273	2,856,528
First Industrial Realty Trust, Inc.	36,785	1,062,351
Franklin Street Properties Corp.	80,103	901,159
Gaming & Leisure Properties, Inc.	63,824	2,342,979
Government Properties Income Trust	62,794	1,356,350
Gramercy Property Trust	40,122	1,185,605
Healthcare Realty Trust, Inc.	58,418	1,942,983
Healthcare Trust of America, Inc., Class A	54,066	1,659,286
Hersha Hospitality Trust	52,729	981,287
Highwoods Properties, Inc.	55,787	2,811,665
Investors Real Estate Trust	171,484	1,003,181
Kilroy Realty Corp.	28,897	2,115,838
Lamar Advertising Co., Class A	38,609	2,703,016
LaSalle Hotel Properties	92,857	2,641,782
Lexington Realty Trust	181,733	1,746,454
Liberty Property Trust	95,895	3,940,326
Life Storage, Inc.	14,206	1,064,029

5

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mack-Cali Realty Corp.	112,960	3,005,866
Medical Properties Trust, Inc.	92,665	1,200,012
Mid-America Apartment Communities, Inc.	46,359	4,725,836
Monogram Residential Trust, Inc.	115,346	1,110,782
National Retail Properties, Inc.	45,333	1,739,427
Omega Healthcare Investors, Inc.	65,527	2,052,306
Outfront Media, Inc.	173,145	3,956,363
Paramount Group, Inc.	88,602	1,366,243
Parkway, Inc.	3,618	72,143
Pebblebrook Hotel Trust	33,328	1,030,502
Pennsylvania Real Estate Investment Trust	73,775	789,392
Piedmont Office Realty Trust, Inc., Class A	153,659	3,256,034
Potlatch Corp.	34,339	1,571,009
PS Business Parks, Inc.	9,605	1,212,919
RAIT Financial Trust	263,818	588,314
Rayonier, Inc.	137,898	3,873,555
Realogy Holdings Corp.	158,159	4,817,523
Realty Income Corp.	56,948	3,128,154
Regency Centers Corp.	54,845	3,337,867
Retail Properties of America, Inc., Class A	186,214	2,290,432
RLJ Lodging Trust	116,168	2,364,019
Ryman Hospitality Properties, Inc.	32,858	2,116,384
Sabra Health Care REIT, Inc.	55,699	1,305,028
SBA Communications Corp. *	30,000	4,145,400
Senior Housing Properties Trust	179,487	3,794,355
Spirit Realty Capital, Inc.	167,506	1,211,068
Sun Communities, Inc.	21,108	1,818,243
Sunstone Hotel Investors, Inc.	132,639	2,070,495
Tanger Factory Outlet Centers, Inc.	44,681	1,164,387
Taubman Centers, Inc.	43,143	2,638,194
The GEO Group, Inc.	123,672	3,702,740
Tier REIT, Inc.	50,473	816,148
UDR, Inc.	112,179	4,331,231
VEREIT, Inc.	206,499	1,707,747
Washington Prime Group, Inc.	233,142	1,778,873
Washington Real Estate Investment Trust	49,626	1,603,416
Weingarten Realty Investors	69,814	2,100,703
WP Carey, Inc.	41,796	2,726,353
Xenia Hotels & Resorts, Inc.	103,499	1,852,632
		185,202,007

Retailing 4.8%
Aaron's, Inc.	105,028	3,835,623
Asbury Automotive Group, Inc. *	47,310	2,646,994
Ascena Retail Group, Inc. *	655,718	1,160,621
Barnes & Noble Education, Inc. *	197,557	1,874,816
Barnes & Noble, Inc.	184,700	1,237,490
Burlington Stores, Inc. *	23,283	2,278,242
Cabela's, Inc. *	38,871	2,053,555
Caleres, Inc.	83,298	2,277,367
DSW, Inc., Class A	148,281	2,495,569
Express, Inc. *	227,532	1,765,648
Five Below, Inc. *	27,050	1,387,665
Fred's, Inc., Class A (a)	187,658	2,582,174
Genesco, Inc. *	51,924	1,931,573
Group 1 Automotive, Inc.	57,253	3,443,768
Hibbett Sports, Inc. *	47,733	1,107,406
HSN, Inc.	63,786	2,114,506
Lands' End, Inc. *(a)	45,736	804,954
Liberty TripAdvisor Holdings, Inc., Class A *	56,978	675,189
Lithia Motors, Inc., Class A	22,669	2,059,479
Lumber Liquidators Holdings, Inc. *(a)	82,977	2,404,673
Monro Muffler Brake, Inc.	20,085	996,216
Netflix, Inc. *	22,478	3,665,487
Nutrisystem, Inc.	24,302	1,264,919
Penske Automotive Group, Inc.	65,571	2,776,932
Pier 1 Imports, Inc.	520,539	2,607,900
Pool Corp.	24,623	2,933,338
Security	Number of Shares	Value ($)
Rent-A-Center, Inc. (a)	342,324	3,905,917
RH *(a)	33,630	1,886,979
Sally Beauty Holdings, Inc. *	160,766	2,897,003
Select Comfort Corp. *	60,304	1,736,755
Shoe Carnival, Inc.	33,622	687,570
Shutterfly, Inc. *	17,257	854,049
Sonic Automotive, Inc., Class A	129,242	2,429,750
Stage Stores, Inc. (a)	474,294	1,029,218
The Buckle, Inc. (a)	99,366	1,689,222
The Cato Corp., Class A	56,896	1,147,023
The Children's Place, Inc.	26,919	2,912,636
The Finish Line, Inc., Class A	134,476	1,897,456
The Michaels Cos., Inc. *	48,566	938,781
TripAdvisor, Inc. *	29,506	1,136,276
Tuesday Morning Corp. *	163,110	277,287
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,895	4,235,752
Vitamin Shoppe, Inc. *	64,743	751,019
Zumiez, Inc. *	46,992	669,636
		85,464,433

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	19,755	1,519,752
Advanced Micro Devices, Inc. *	234,191	2,620,597
Amkor Technology, Inc. *	196,808	2,231,803
Brooks Automation, Inc.	69,037	1,901,969
Cabot Microelectronics Corp.	28,360	2,140,896
Cirrus Logic, Inc. *	33,406	2,203,126
Cree, Inc. *	106,601	2,541,901
Cypress Semiconductor Corp.	183,285	2,564,157
Diodes, Inc. *	48,027	1,229,972
Entegris, Inc. *	69,474	1,716,008
First Solar, Inc. *	113,915	4,386,867
Integrated Device Technology, Inc. *	64,880	1,659,630
Microsemi Corp. *	31,874	1,565,332
MKS Instruments, Inc.	35,323	2,887,655
ON Semiconductor Corp. *	331,851	5,137,054
Photronics, Inc. *	99,100	995,955
Power Integrations, Inc.	13,376	895,523
Qorvo, Inc. *	67,965	5,297,872
Silicon Laboratories, Inc. *	27,686	2,070,913
Synaptics, Inc. *	21,000	1,166,760
Teradyne, Inc.	146,935	5,223,539
Veeco Instruments, Inc. *	64,674	2,033,997
Xperi Corp.	24,547	752,366
		54,743,644

Software & Services 6.3%
ACI Worldwide, Inc. *	59,126	1,351,620
Acxiom Corp. *	66,825	1,750,815
ANSYS, Inc. *	28,673	3,622,260
Cadence Design Systems, Inc. *	67,227	2,362,357
Cardtronics plc, Class A *	21,559	738,396
CDK Global, Inc.	59,045	3,628,906
Cimpress N.V. *	15,438	1,363,793
CommVault Systems, Inc. *	18,007	1,010,643
Convergys Corp.	128,927	3,134,215
CoreLogic, Inc. *	82,317	3,564,326
CSG Systems International, Inc.	31,954	1,274,645
DST Systems, Inc.	31,314	3,783,357
EPAM Systems, Inc. *	11,777	987,855
Euronet Worldwide, Inc. *	18,561	1,619,076
Fair Isaac Corp.	18,970	2,516,560
First Data Corp., Class A *	275,367	4,717,037
FleetCor Technologies, Inc. *	11,710	1,689,636
Gartner, Inc. *	33,807	4,043,317
Genpact Ltd.	116,014	3,169,502
j2 Global, Inc.	19,033	1,610,572

6

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Jack Henry & Associates, Inc.	37,638	3,997,532
Manhattan Associates, Inc. *	23,744	1,112,169
ManTech International Corp., Class A	61,165	2,342,619
MAXIMUS, Inc.	42,312	2,626,729
NeuStar, Inc., Class A *	111,394	3,692,711
Nuance Communications, Inc. *	100,634	1,862,735
Progress Software Corp.	68,736	2,007,091
PTC, Inc. *	52,729	3,036,136
Red Hat, Inc. *	45,370	4,063,791
Sabre Corp.	38,613	866,090
salesforce.com, Inc. *	38,616	3,461,538
Science Applications International Corp.	43,621	3,314,760
SS&C Technologies Holdings, Inc.	35,776	1,344,462
Sykes Enterprises, Inc. *	56,196	1,873,013
Synopsys, Inc. *	53,648	4,016,626
Take-Two Interactive Software, Inc. *	45,817	3,515,996
TiVo Corp.	146,821	2,613,414
Travelport Worldwide Ltd.	131,786	1,779,111
Unisys Corp. *	170,356	2,010,201
Vantiv, Inc., Class A *	33,240	2,084,813
Verint Systems, Inc. *	30,822	1,266,784
VeriSign, Inc. *	47,685	4,299,280
VMware, Inc., Class A *	26,936	2,616,832
WebMD Health Corp. *	24,720	1,383,826
WEX, Inc. *	14,887	1,520,856
Zynga, Inc., Class A *	349,732	1,231,057
		111,879,060

Technology Hardware & Equipment 4.7%
ADTRAN, Inc.	90,704	1,746,052
AVX Corp.	64,306	1,052,689
Belden, Inc.	35,031	2,487,201
Benchmark Electronics, Inc. *	131,738	4,255,137
Cognex Corp.	19,009	1,739,514
Coherent, Inc. *	12,089	2,999,885
CommScope Holding Co., Inc. *	93,857	3,471,770
Comtech Telecommunications Corp.	127,179	1,835,193
Diebold Nixdorf, Inc.	94,512	2,499,842
Dolby Laboratories, Inc., Class A	44,097	2,222,048
Eastman Kodak Co. *	79,030	731,028
EchoStar Corp., Class A *	49,148	2,902,189
Electronics For Imaging, Inc. *	22,396	1,062,018
ePlus, Inc. *	18,452	1,453,095
Fabrinet *	24,367	858,449
Finisar Corp. *	66,655	1,643,712
Harmonic, Inc. *	258,518	1,305,516
II-VI, Inc. *	38,472	1,154,160
Insight Enterprises, Inc. *	119,776	4,975,495
InterDigital, Inc.	26,925	2,180,925
IPG Photonics Corp. *	11,950	1,661,528
Itron, Inc. *	30,523	2,064,881
Knowles Corp. *	129,095	2,211,397
Littelfuse, Inc.	10,617	1,719,423
Lumentum Holdings, Inc. *	25,357	1,446,617
Methode Electronics, Inc.	29,794	1,196,229
MTS Systems Corp.	23,175	1,201,624
National Instruments Corp.	75,239	2,870,368
NETGEAR, Inc. *	36,148	1,516,409
NetScout Systems, Inc. *	30,743	1,125,194
OSI Systems, Inc. *	14,418	1,141,761
Plantronics, Inc.	39,080	2,068,114
Plexus Corp. *	54,038	2,808,895
Rogers Corp. *	13,046	1,385,616
ScanSource, Inc. *	74,211	2,820,018
Super Micro Computer, Inc. *	38,971	958,687
Trimble, Inc. *	115,944	4,178,622
TTM Technologies, Inc. *	88,921	1,444,077
VeriFone Systems, Inc. *	89,775	1,641,985
Security	Number of Shares	Value ($)
ViaSat, Inc. *	20,151	1,314,853
Viavi Solutions, Inc. *	151,168	1,697,617
Zebra Technologies Corp., Class A *	25,036	2,612,256
		83,662,089

Telecommunication Services 0.7%
ATN International, Inc.	10,375	678,940
Cincinnati Bell, Inc. *	82,980	1,410,660
Consolidated Communications Holdings, Inc. (a)	56,691	1,129,285
General Communication, Inc., Class A *	50,603	1,871,805
Iridium Communications, Inc. *	96,625	956,587
Spok Holdings, Inc.	42,515	739,761
Vonage Holdings Corp. *	210,260	1,452,897
Windstream Holdings, Inc.	705,035	2,996,399
Zayo Group Holdings, Inc. *	31,482	1,012,461
		12,248,795

Transportation 3.2%
Allegiant Travel Co.	10,511	1,440,007
AMERCO	4,099	1,513,556
ArcBest Corp.	87,067	1,636,860
Atlas Air Worldwide Holdings, Inc. *	46,354	2,257,440
Copa Holdings S.A., Class A	44,932	5,079,113
Echo Global Logistics, Inc. *	34,017	634,417
Forward Air Corp.	28,699	1,496,079
Genesee & Wyoming, Inc., Class A *	31,064	2,034,692
Hawaiian Holdings, Inc. *	27,039	1,354,654
Heartland Express, Inc.	48,301	939,454
Hub Group, Inc., Class A *	63,408	2,273,177
Kirby Corp. *	56,290	3,729,212
Knight Transportation, Inc. (a)	61,326	2,045,222
Landstar System, Inc.	48,360	4,040,478
Macquarie Infrastructure Corp.	28,544	2,223,578
Marten Transport Ltd.	36,715	908,696
Matson, Inc.	40,290	1,178,885
Old Dominion Freight Line, Inc.	39,015	3,484,820
Roadrunner Transportation Systems, Inc. *	114,968	730,047
Saia, Inc. *	34,950	1,614,690
SkyWest, Inc.	111,206	3,814,366
Spirit Airlines, Inc. *	49,940	2,651,814
Swift Transportation Co. *	82,252	1,969,935
United Continental Holdings, Inc. *	69,300	5,521,131
Werner Enterprises, Inc.	92,280	2,514,630
		57,086,953

Utilities 3.3%
ALLETE, Inc.	37,334	2,739,942
American States Water Co.	27,916	1,278,274
Aqua America, Inc.	89,098	2,912,614
Avangrid, Inc.	26,047	1,183,315
Avista Corp.	69,733	2,987,362
Black Hills Corp.	44,532	3,096,755
California Water Service Group	32,529	1,127,130
Dynegy, Inc. *	171,434	1,417,759
El Paso Electric Co.	45,832	2,474,928
Hawaiian Electric Industries, Inc.	120,307	3,986,974
IDACORP, Inc.	35,850	3,129,705
MGE Energy, Inc.	23,410	1,523,991
New Jersey Resources Corp.	78,775	3,300,672
Northwest Natural Gas Co.	28,593	1,751,321
NorthWestern Corp.	37,999	2,354,418
ONE Gas, Inc.	41,678	2,944,551
Otter Tail Corp.	39,329	1,571,194
PNM Resources, Inc.	108,687	4,184,449
Portland General Electric Co.	89,527	4,238,208

7

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
South Jersey Industries, Inc.	49,436	1,799,965
Southwest Gas Holdings, Inc.	45,067	3,585,981
Spire, Inc.	26,995	1,912,596
WGL Holdings, Inc.	46,896	3,880,175
		59,382,279
Total Common Stock
(Cost $1,631,106,590)		1,786,938,207

Other Investment Companies 2.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (b)	3,963,077	3,963,077

Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 0.71% (b)	34,600,302	34,600,302
Total Other Investment Companies
(Cost $38,563,379)		38,563,379

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $1,670,483,054 and the unrealized appreciation and depreciation were $240,013,177 and ($84,994,645), respectively, with a net unrealized appreciation of $155,018,532.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,370,014.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 06/16/17	50	3,422,750	(8,804)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,786,938,207	$—	$—	$1,786,938,207
Other Investment Companies[1]	38,563,379	—	—	38,563,379
Total	$1,825,501,586	$—	$—	$1,825,501,586
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($8,804)	$—	$—	($8,804)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
8

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.4%	Common Stock	2,231,082,715	2,434,965,811
0.7%	Preferred Stock	16,941,939	17,522,615
0.8%	Other Investment Companies	18,652,256	18,652,256
99.9%	Total Investments	2,266,676,910	2,471,140,682
0.1%	Other Assets and Liabilities, Net		2,950,451
100.0%	Net Assets		2,474,091,133

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Australia 5.9%
Banks 1.8%
Australia & New Zealand Banking Group Ltd.	485,500	10,123,664
Bendigo & Adelaide Bank Ltd.	77,209	647,780
Commonwealth Bank of Australia	217,361	12,888,512
National Australia Bank Ltd.	443,107	9,935,711
Westpac Banking Corp.	510,562	11,592,677
		45,188,344
Capital Goods 0.0%
CIMIC Group Ltd.	21,718	654,802
Commercial & Professional Services 0.1%
Brambles Ltd.	159,038	1,227,764
Downer EDI Ltd.	247,788	1,180,581
		2,408,345
Consumer Services 0.1%
Tabcorp Holdings Ltd.	175,736	599,186
Tatts Group Ltd.	278,591	871,067
		1,470,253
Diversified Financials 0.2%
AMP Ltd.	642,487	2,415,411
Macquarie Group Ltd.	31,080	2,074,277
		4,489,688
Energy 0.5%
Caltex Australia Ltd.	94,240	2,319,389
Origin Energy Ltd. *	518,452	2,971,903
Santos Ltd. *	363,039	908,088
Woodside Petroleum Ltd.	148,316	3,549,804
WorleyParsons Ltd. *	153,848	1,414,472
		11,163,656
Food & Staples Retailing 0.9%
Metcash Ltd. *	713,271	1,088,538
Wesfarmers Ltd.	337,979	10,743,678
Woolworths Ltd.	468,262	9,080,966
		20,913,182
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	117,986	820,376
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	54,368	937,384
Security	Number of Shares	Value ($)
Insurance 0.3%
Insurance Australia Group Ltd.	380,391	1,801,037
Medibank Pvt Ltd.	288,665	590,966
QBE Insurance Group Ltd.	275,962	2,650,174
Suncorp Group Ltd.	312,579	3,220,559
		8,262,736
Materials 1.3%
Amcor Ltd.	133,133	1,520,360
Arrium Ltd. *(b)	11,076,407	—
BHP Billiton Ltd.	1,001,330	17,816,013
BlueScope Steel Ltd.	136,305	1,166,931
Boral Ltd.	163,406	833,286
CSR Ltd.	201,819	626,518
Fortescue Metals Group Ltd.	339,241	1,224,857
Iluka Resources Ltd.	104,024	707,033
Incitec Pivot Ltd.	364,201	927,262
Newcrest Mining Ltd.	53,501	841,981
Orica Ltd.	126,326	1,850,773
Rio Tinto Ltd.	110,386	5,161,527
		32,676,541
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	36,132	3,477,702
Real Estate 0.2%
LendLease Group	96,756	1,176,249
Mirvac Group	367,442	623,676
Scentre Group	393,485	1,247,881
Stockland	369,879	1,299,682
Westfield Corp.	128,298	809,937
		5,157,425
Telecommunication Services 0.1%
Telstra Corp., Ltd.	972,009	3,183,892
Transportation 0.1%
Aurizon Holdings Ltd.	331,191	1,356,053
Transurban Group	86,367	792,125
		2,148,178
Utilities 0.1%
AGL Energy Ltd.	105,120	2,062,061
APA Group	91,726	654,174
		2,716,235
		145,668,739

Austria 0.4%
Banks 0.1%
Erste Group Bank AG *	73,039	2,652,875
Raiffeisen Bank International AG *	53,743	1,417,178
		4,070,053
Energy 0.2%
OMV AG	93,610	4,884,797
Materials 0.1%
voestalpine AG	41,166	1,865,766
		10,820,616

1

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Belgium 0.8%
Banks 0.1%
KBC Groep N.V.	31,380	2,363,511
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	14,245	1,385,440
Food & Staples Retailing 0.0%
Colruyt S.A.	13,964	773,427
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev S.A.	63,366	7,399,840
Insurance 0.1%
Ageas	46,387	1,874,970
Materials 0.1%
Solvay S.A.	13,488	1,765,469
Umicore S.A.	25,002	1,657,646
		3,423,115
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	9,803	692,495
Telecommunication Services 0.1%
Proximus	40,523	1,457,952
		19,370,750

Canada 6.5%
Automobiles & Components 0.2%
Magna International, Inc.	120,696	5,403,485
Banks 1.6%
Bank of Montreal	78,506	5,269,963
Canadian Imperial Bank of Commerce	61,351	4,797,433
National Bank of Canada	41,532	1,638,280
Royal Bank of Canada	155,354	10,739,175
The Bank of Nova Scotia	142,210	8,024,910
The Toronto-Dominion Bank	181,083	8,633,853
		39,103,614
Capital Goods 0.1%
Bombardier, Inc., B Shares *	502,461	907,681
Finning International, Inc.	46,420	883,241
SNC-Lavalin Group, Inc.	21,783	835,873
		2,626,795
Diversified Financials 0.2%
Brookfield Asset Management, Inc., Class A	92,438	3,499,874
CI Financial Corp.	38,314	761,628
IGM Financial, Inc.	18,750	546,661
Onex Corp.	14,512	1,054,959
		5,863,122
Energy 1.8%
ARC Resources Ltd.	58,786	734,227
Baytex Energy Corp. *(a)	194,308	565,359
Cameco Corp.	65,250	601,438
Canadian Natural Resources Ltd.	178,547	5,147,420
Cenovus Energy, Inc.	253,367	2,260,363
Crescent Point Energy Corp.	123,624	1,072,683
Enbridge, Inc.	140,407	5,405,467
Encana Corp.	240,116	2,334,140
Enerplus Corp.	108,679	856,912
Gibson Energy, Inc.	52,573	697,496
Husky Energy, Inc. *	146,809	1,690,146
Imperial Oil Ltd.	55,284	1,564,340
Inter Pipeline Ltd.	30,495	603,940
Keyera Corp.	17,085	508,490
Pembina Pipeline Corp.	37,954	1,213,056
Pengrowth Energy Corp. *(a)	459,866	374,511
Penn West Petroleum Ltd. *	1,136,342	1,573,228
Suncor Energy, Inc.	379,368	11,875,086
Security	Number of Shares	Value ($)
TransCanada Corp.	88,784	4,122,044
Vermilion Energy, Inc.	15,235	476,778
		43,677,124
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	41,456	1,917,651
Empire Co., Ltd., A Shares	89,666	1,360,225
George Weston Ltd.	13,878	1,254,640
Loblaw Cos. Ltd.	36,181	2,045,176
Metro, Inc.	53,737	1,799,854
		8,377,546
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	29,330	979,331
Insurance 0.4%
Fairfax Financial Holdings Ltd.	1,844	809,151
Great-West Lifeco, Inc.	33,099	822,880
Intact Financial Corp.	12,418	852,996
Manulife Financial Corp.	178,049	3,075,356
Power Corp. of Canada	85,356	1,821,248
Power Financial Corp.	41,411	988,444
Sun Life Financial, Inc.	62,498	2,052,111
Trisura Group Ltd. *	544	8,301
		10,430,487
Materials 0.7%
Agnico Eagle Mines Ltd.	11,633	562,315
Agrium, Inc.	28,775	2,659,136
Barrick Gold Corp.	127,503	2,108,845
First Quantum Minerals Ltd.	110,699	933,488
Goldcorp, Inc.	90,562	1,231,675
Kinross Gold Corp. *	149,067	644,519
Methanex Corp.	15,461	637,808
Potash Corp. of Saskatchewan, Inc.	238,346	3,936,847
Teck Resources Ltd., Class B	173,952	3,097,317
West Fraser Timber Co., Ltd.	16,376	713,017
Yamana Gold, Inc.	192,757	499,481
		17,024,448
Media 0.1%
Quebecor, Inc., Class B	19,514	594,507
Shaw Communications, Inc., B Shares	72,255	1,543,851
		2,138,358
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	50,778	616,539
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	13,001	1,479,998
Dollarama, Inc.	7,424	687,766
		2,167,764
Software & Services 0.0%
CGI Group, Inc., Class A *	17,935	889,248
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	168,857	1,785,206
Celestica, Inc. *	57,773	794,288
		2,579,494
Telecommunication Services 0.3%
BCE, Inc.	71,633	3,246,210
Rogers Communications, Inc., B Shares	50,622	2,361,136
TELUS Corp.	56,670	1,927,459
		7,534,805
Transportation 0.3%
Canadian National Railway Co.	71,313	5,529,437
Canadian Pacific Railway Ltd.	11,830	1,871,850
		7,401,287

2

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 0.2%
Atco Ltd., Class I	18,059	681,207
Canadian Utilities Ltd., Class A	28,531	863,513
Emera, Inc.	19,217	685,478
Fortis, Inc.	44,806	1,475,178
TransAlta Corp.	171,794	969,179
		4,674,555
		161,488,002

Denmark 0.9%
Banks 0.1%
Danske Bank A/S	55,223	2,075,902
Capital Goods 0.1%
Vestas Wind Systems A/S	11,872	1,056,042
Commercial & Professional Services 0.0%
ISS A/S	23,511	975,494
Consumer Durables & Apparel 0.0%
Pandora A/S	5,726	543,095
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	17,615	1,919,681
Health Care Equipment & Services 0.0%
Coloplast A/S, B Shares	7,816	669,852
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, B Shares	108,722	4,624,370
Telecommunication Services 0.1%
TDC A/S	299,422	1,789,046
Transportation 0.3%
AP Moller - Maersk A/S, A Shares	1,888	3,430,185
AP Moller - Maersk A/S, B Shares	1,898	3,617,615
DSV A/S	15,321	933,493
		7,981,293
		21,634,775

Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	18,635	762,345
Capital Goods 0.2%
Kone Oyj, B Shares	29,039	1,440,383
Metso Oyj	26,188	891,698
Wartsila Oyj Abp	19,605	1,165,122
		3,497,203
Energy 0.1%
Neste Oyj	29,393	1,169,726
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	32,319	1,680,487
Insurance 0.1%
Sampo Oyj, A Shares	46,803	2,380,454
Materials 0.2%
Stora Enso Oyj, R Shares	158,941	2,012,491
UPM-Kymmene Oyj	123,481	3,485,245
		5,497,736
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	15,128	979,859
Technology Hardware & Equipment 0.2%
Nokia Oyj	821,499	5,214,714
Telecommunication Services 0.0%
Elisa Oyj	17,113	667,175
Utilities 0.1%
Fortum Oyj	134,852	2,150,271
		23,999,970

Security	Number of Shares	Value ($)
France 10.3%
Automobiles & Components 0.4%
Faurecia	19,702	1,035,299
Peugeot S.A.	97,590	1,925,936
Renault S.A.	42,996	4,017,319
Valeo S.A.	31,505	2,195,435
		9,173,989
Banks 1.2%
BNP Paribas S.A.	179,940	12,711,159
Credit Agricole S.A.	214,194	3,285,347
Natixis S.A.	138,000	912,464
Societe Generale S.A.	224,533	11,783,587
		28,692,557
Capital Goods 1.6%
Airbus SE	50,406	4,141,721
Alstom S.A. *	37,949	1,330,565
Bouygues S.A.	78,525	3,366,931
Compagnie de Saint-Gobain	138,762	7,766,786
Eiffage S.A.	13,053	1,188,192
Legrand S.A.	27,922	1,916,238
Rexel S.A.	122,556	2,160,927
Safran S.A.	26,816	2,376,182
Schneider Electric SE *	95,317	7,348,534
Thales S.A.	9,505	1,050,881
Vinci S.A.	85,554	7,478,053
Zodiac Aerospace	26,208	694,924
		40,819,934
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	29,755	682,741
Teleperformance	6,232	816,068
		1,498,809
Consumer Durables & Apparel 0.4%
Christian Dior SE	8,131	2,324,230
Kering	8,544	2,828,515
LVMH Moet Hennessy Louis Vuitton SE	24,185	6,177,580
		11,330,325
Consumer Services 0.1%
Accor S.A.	32,175	1,529,181
Sodexo S.A.	11,551	1,577,527
		3,106,708
Diversified Financials 0.1%
Eurazeo S.A.	10,687	765,276
Wendel S.A.	5,509	841,264
		1,606,540
Energy 1.9%
CGG S.A. *(a)	57,871	321,475
TechnipFMC plc *	79,934	2,273,212
Total S.A.	803,806	42,726,406
Vallourec S.A. *(a)	231,043	1,458,562
		46,779,655
Food & Staples Retailing 0.4%
Carrefour S.A.	207,934	5,435,188
Casino Guichard Perrachon S.A.	38,543	2,379,021
Rallye S.A.	55,248	1,180,401
		8,994,610
Food, Beverage & Tobacco 0.3%
Danone S.A.	73,766	5,481,328
Pernod-Ricard S.A.	20,899	2,841,262
		8,322,590
Health Care Equipment & Services 0.1%
Essilor International S.A.	12,655	1,684,186

3

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 0.2%
L'Oreal S.A.	20,370	4,362,461
Insurance 0.4%
AXA S.A.	304,247	8,122,066
CNP Assurances	33,706	742,129
SCOR SE	30,008	1,182,559
		10,046,754
Materials 0.3%
Air Liquide S.A.	48,345	5,898,490
Arkema S.A.	15,595	1,631,252
		7,529,742
Media 0.4%
Eutelsat Communications S.A.	32,145	827,768
Publicis Groupe S.A.	20,906	1,602,125
Vivendi S.A.	347,304	7,539,440
		9,969,333
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	187,839	18,623,707
Real Estate 0.1%
Klepierre	14,302	597,951
Unibail-Rodamco SE	7,504	1,937,844
		2,535,795
Software & Services 0.1%
Atos SE	10,858	1,559,194
Cap Gemini S.A.	19,912	2,063,559
		3,622,753
Telecommunication Services 0.5%
Orange S.A.	699,474	12,301,777
Transportation 0.1%
Air France-KLM *	148,894	1,682,685
Bollore S.A.	158,993	733,029
		2,415,714
Utilities 0.9%
Electricite de France S.A. (a)	227,977	2,459,007
Engie S.A.	929,630	14,201,339
Suez	95,425	1,742,640
Veolia Environnement S.A.	170,858	3,763,824
		22,166,810
		255,584,749

Germany 9.1%
Automobiles & Components 1.3%
Bayerische Motoren Werke AG	99,541	9,322,972
Continental AG	16,541	3,682,871
Daimler AG	240,745	17,491,076
Leoni AG	15,476	854,041
Volkswagen AG	12,246	1,920,314
		33,271,274
Banks 0.2%
Commerzbank AG *	368,919	3,894,607
Capital Goods 1.0%
Brenntag AG	27,059	1,567,034
GEA Group AG	19,766	812,948
HOCHTIEF AG	3,949	727,157
Kloeckner & Co. SE	49,263	521,334
MAN SE	6,764	715,812
MTU Aero Engines AG	5,747	811,690
OSRAM Licht AG	15,360	1,177,454
Rheinmetall AG	8,886	853,643
Siemens AG	122,333	17,477,440
		24,664,512
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.0%
Bilfinger SE (a)	20,568	796,091
Consumer Durables & Apparel 0.2%
adidas AG	18,716	3,583,106
HUGO BOSS AG	14,686	1,106,961
		4,690,067
Diversified Financials 0.4%
Deutsche Bank AG	469,604	8,224,687
Deutsche Boerse AG	15,615	1,623,863
		9,848,550
Food & Staples Retailing 0.1%
METRO AG	90,779	3,042,014
Food, Beverage & Tobacco 0.0%
Suedzucker AG	28,453	609,192
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	20,223	1,936,604
Fresenius SE & Co. KGaA	33,099	2,836,523
		4,773,127
Household & Personal Products 0.1%
Beiersdorf AG	8,096	870,338
Henkel AG & Co. KGaA	10,143	1,260,912
		2,131,250
Insurance 0.8%
Allianz SE	75,462	14,502,067
Hannover Rueck SE	8,281	987,070
Muenchener Rueckversicherungs-Gesellschaft AG	28,588	5,649,872
		21,139,009
Materials 1.5%
Aurubis AG	23,560	1,837,040
BASF SE	214,691	20,240,658
Evonik Industries AG	32,064	1,105,296
Fuchs Petrolub SE	2,668	127,207
HeidelbergCement AG	25,139	2,342,919
K+S AG (a)	65,012	1,664,989
LANXESS AG	23,193	1,732,530
Linde AG	27,942	5,339,962
Salzgitter AG	21,588	822,947
ThyssenKrupp AG	65,460	1,737,927
		36,951,475
Media 0.1%
ProSiebenSat.1 Media SE	32,237	1,370,088
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG	105,107	13,958,574
Merck KGaA	9,283	1,121,642
		15,080,216
Real Estate 0.0%
Vonovia SE	20,669	812,899
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	86,530	1,915,896
Software & Services 0.3%
SAP SE	62,580	6,716,229
Telecommunication Services 0.7%
Deutsche Telekom AG	780,562	15,557,978
Freenet AG	30,576	1,092,855
		16,650,833
Transportation 0.4%
Deutsche Lufthansa AG	124,021	2,411,989
Deutsche Post AG	193,137	7,061,692
		9,473,681

4

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 1.1%
E.ON SE	1,851,580	16,215,410
RWE AG *	484,808	9,856,614
Uniper SE *	130,685	2,550,409
		28,622,433
		226,453,443

Hong Kong 1.3%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	337,380	1,521,846
Hang Seng Bank Ltd.	60,881	1,285,208
		2,807,054
Capital Goods 0.2%
CK Hutchison Holdings Ltd.	78,247	1,020,205
Jardine Matheson Holdings Ltd.	33,270	2,125,620
Jardine Strategic Holdings Ltd.	29,882	1,254,147
Noble Group Ltd. *(a)	2,538,405	651,391
		5,051,363
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	2,638,090	1,086,727
Yue Yuen Industrial Holdings Ltd.	145,928	581,469
		1,668,196
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	196,332	1,135,042
Sands China Ltd.	246,923	1,139,164
SJM Holdings Ltd.	950,212	921,867
		3,196,073
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	22,339	563,890
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	311,665	630,333
Want Want China Holdings Ltd.	777,216	545,576
		1,175,909
Insurance 0.2%
AIA Group Ltd.	509,808	3,614,639
Real Estate 0.4%
Cheung Kong Property Holdings Ltd.	82,838	621,887
Hongkong Land Holdings Ltd.	87,038	658,007
Link REIT	92,518	730,176
New World Development Co., Ltd.	772,697	961,849
Sun Hung Kai Properties Ltd.	162,357	2,402,295
Swire Pacific Ltd., Class A	134,150	1,320,420
Swire Pacific Ltd., Class B	206,515	363,606
The Wharf Holdings Ltd.	130,690	1,111,941
Wheelock & Co., Ltd.	110,374	825,774
		8,995,955
Retailing 0.0%
Esprit Holdings Ltd. *	994,877	697,089
Transportation 0.0%
MTR Corp. Ltd.	100,644	573,452
Utilities 0.1%
CLP Holdings Ltd.	197,333	2,157,572
Hong Kong & China Gas Co., Ltd.	408,031	872,357
Power Assets Holdings Ltd.	65,099	583,117
		3,613,046
		31,956,666

Ireland 0.7%
Banks 0.0%
Bank of Ireland *	2,721,547	737,552
Commercial & Professional Services 0.1%
Experian plc	84,567	1,766,400
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	10,133	895,498
Materials 0.2%
CRH plc	115,314	4,156,591
Smurfit Kappa Group plc	49,340	1,390,123
		5,546,714
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	36,222	2,090,910
Technology Hardware & Equipment 0.2%
Seagate Technology plc	123,536	5,382,463
		16,419,537

Israel 0.4%
Banks 0.1%
Bank Hapoalim B.M.	106,474	709,365
Bank Leumi Le-Israel *	255,060	1,248,168
		1,957,533
Materials 0.0%
Israel Chemicals Ltd.	221,842	940,195
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	153,844	4,411,936
Software & Services 0.1%
Check Point Software Technologies Ltd. *	8,539	956,795
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	499,458	866,886
		9,133,345

Italy 3.6%
Banks 0.9%
Banca Monte dei Paschi di Siena S.p.A. *(b)	36,136	312,515
Banco BPM S.p.A.	465,783	1,451,899
BPER Banca	142,935	700,785
Intesa Sanpaolo S.p.A.	2,561,492	7,339,254
UniCredit S.p.A. *	658,416	11,527,855
Unione di Banche Italiane S.p.A. (a)	490,284	1,853,553
		23,185,861
Capital Goods 0.1%
Leonardo S.p.A.	42,448	748,450
Prysmian S.p.A.	25,039	697,433
		1,445,883
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	15,782	957,443
Diversified Financials 0.2%
EXOR N.V.	74,887	4,181,049
Energy 1.0%
Eni S.p.A.	1,422,562	22,539,367
Saipem S.p.A. *	332,385	1,349,299
Snam S.p.A.	387,136	1,777,035
		25,665,701
Insurance 0.2%
Assicurazioni Generali S.p.A.	250,262	3,953,946
Poste Italiane S.p.A.	106,729	751,305
		4,705,251
Media 0.1%
Mediaset S.p.A.	264,689	1,045,917
Telecommunication Services 0.3%
Telecom Italia S.p.A. *	5,640,998	5,283,972
Telecom Italia S.p.A. - RSP *	3,657,145	2,823,204
		8,107,176

5

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.1%
Atlantia S.p.A.	58,880	1,640,698
Utilities 0.7%
Enel S.p.A.	2,979,958	15,943,883
Italgas S.p.A.	47,734	252,926
Terna Rete Elettrica Nazionale S.p.A.	179,520	1,015,407
		17,212,216
		88,147,195

Japan 21.1%
Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	51,744	2,554,797
Bridgestone Corp.	152,298	6,406,749
Denso Corp.	96,110	4,103,046
Fuji Heavy Industries Ltd.	61,853	2,094,674
Honda Motor Co., Ltd.	450,981	12,711,559
Isuzu Motors Ltd.	132,375	1,619,599
Koito Manufacturing Co., Ltd.	9,288	489,660
Mazda Motor Corp.	133,236	1,819,291
Mitsubishi Motors Corp.	332,475	2,158,675
NGK Spark Plug Co., Ltd.	28,589	581,940
NHK Spring Co., Ltd.	75,580	796,226
Nissan Motor Co., Ltd.	666,191	6,394,735
Stanley Electric Co., Ltd.	20,695	624,116
Sumitomo Electric Industries Ltd.	217,782	3,457,217
Sumitomo Rubber Industries Ltd.	51,634	881,539
Suzuki Motor Corp.	78,381	3,696,314
The Yokohama Rubber Co., Ltd.	34,236	668,714
Toyota Industries Corp.	30,318	1,527,072
Toyota Motor Corp.	439,477	23,574,423
Yamaha Motor Co., Ltd.	51,469	1,294,346
		77,454,692
Banks 1.3%
Aozora Bank Ltd.	168,155	618,882
Japan Post Bank Co., Ltd.	74,374	924,084
Mitsubishi UFJ Financial Group, Inc.	1,889,512	11,805,072
Mizuho Financial Group, Inc.	3,876,220	6,758,016
Resona Holdings, Inc.	361,257	1,851,285
Sumitomo Mitsui Financial Group, Inc.	234,640	8,432,060
Sumitomo Mitsui Trust Holdings, Inc.	49,447	1,676,776
		32,066,175
Capital Goods 3.1%
Asahi Glass Co., Ltd.	368,700	3,014,014
Daikin Industries Ltd.	20,243	1,987,048
Ebara Corp.	21,543	610,727
FANUC Corp.	15,600	3,071,049
Fuji Electric Co., Ltd.	127,760	685,099
Furukawa Electric Co., Ltd.	28,430	1,273,868
Hanwa Co., Ltd.	99,401	693,025
Hino Motors Ltd.	75,840	922,411
Hitachi Construction Machinery Co., Ltd.	33,066	768,156
IHI Corp. *	365,134	1,373,565
ITOCHU Corp.	318,886	4,535,947
JGC Corp.	56,096	849,670
JTEKT Corp.	51,790	778,829
Kajima Corp.	125,110	962,776
Kawasaki Heavy Industries Ltd.	343,606	988,079
Komatsu Ltd.	174,983	4,167,091
Kubota Corp.	122,836	1,946,093
LIXIL Group Corp.	60,912	1,483,348
Makita Corp.	23,304	878,760
Marubeni Corp.	617,601	3,820,040
Mitsubishi Corp.	325,843	6,535,423
Mitsubishi Electric Corp.	362,832	5,010,123
Mitsubishi Heavy Industries Ltd.	835,009	3,297,449
Mitsui & Co., Ltd.	493,664	6,676,082
Security	Number of Shares	Value ($)
Nagase & Co., Ltd.	50,560	722,384
NGK Insulators Ltd.	24,205	486,792
Nidec Corp.	12,594	1,249,891
NSK Ltd.	77,368	923,505
Obayashi Corp.	92,248	1,021,039
Shimizu Corp.	98,820	997,270
SMC Corp.	4,220	1,336,006
Sojitz Corp.	602,729	1,455,248
Sumitomo Corp.	295,605	3,775,757
Sumitomo Heavy Industries Ltd.	150,463	982,360
Taisei Corp.	136,096	1,164,234
Toshiba Corp. *	1,559,866	3,554,607
TOTO Ltd.	16,477	628,774
Toyota Tsusho Corp.	99,956	3,068,686
		77,695,225
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	205,033	2,282,367
Recruit Holdings Co., Ltd.	36,239	1,923,615
Secom Co., Ltd.	22,709	1,662,951
Toppan Printing Co., Ltd.	157,481	1,737,368
		7,606,301
Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	36,886	1,319,204
Iida Group Holdings Co., Ltd.	41,547	686,783
Nikon Corp.	93,274	1,439,786
Panasonic Corp.	669,476	8,599,635
Sega Sammy Holdings, Inc.	46,585	591,870
Sekisui Chemical Co., Ltd.	84,584	1,488,452
Sekisui House Ltd.	133,637	2,296,064
Sharp Corp. *(a)	648,158	2,373,776
Shimano, Inc.	4,516	702,403
Sony Corp.	158,907	5,796,725
Sumitomo Forestry Co., Ltd.	41,195	657,123
		25,951,821
Consumer Services 0.1%
Benesse Holdings, Inc.	22,275	818,808
Oriental Land Co., Ltd.	12,488	807,878
		1,626,686
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	155,264	945,610
Nomura Holdings, Inc.	445,392	2,671,909
ORIX Corp.	132,446	2,093,554
		5,711,073
Energy 0.7%
Idemitsu Kosan Co., Ltd.	74,294	2,082,664
Inpex Corp.	372,612	3,431,798
JXTG Holdings, Inc.	2,117,273	9,236,085
San-Ai Oil Co., Ltd.	85,611	771,068
Showa Shell Sekiyu K.K.	89,680	823,935
		16,345,550
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	199,286	3,014,925
Lawson, Inc.	7,225	493,274
Seven & i Holdings Co., Ltd.	153,958	6,554,544
		10,062,743
Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	72,610	1,556,796
Asahi Group Holdings Ltd.	57,740	2,308,347
Coca-Cola Bottlers Japan, Inc.	31,564	1,018,976
Japan Tobacco, Inc.	118,631	4,463,748
Kewpie Corp.	21,590	564,228
Kirin Holdings Co., Ltd.	188,801	3,989,090
MEIJI Holdings Co., Ltd.	11,908	975,598
NH Foods Ltd.	47,593	1,495,553
Nisshin Seifun Group, Inc.	33,763	558,417

6

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Suntory Beverage & Food Ltd.	15,286	743,669
Toyo Suisan Kaisha Ltd.	17,435	680,309
Yamazaki Baking Co., Ltd.	29,961	621,789
		18,976,520
Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	66,895	1,292,107
Hoya Corp.	48,257	2,380,012
Medipal Holdings Corp.	74,658	1,375,892
Olympus Corp.	21,831	798,539
Suzuken Co., Ltd.	32,933	1,084,018
Terumo Corp.	23,260	946,512
		7,877,080
Household & Personal Products 0.2%
Kao Corp.	52,699	3,327,731
Shiseido Co., Ltd.	43,272	1,458,769
Unicharm Corp.	30,531	827,155
		5,613,655
Insurance 0.5%
Dai-ichi Life Holdings, Inc.	117,594	1,961,406
Japan Post Holdings Co., Ltd.	72,228	883,052
MS&AD Insurance Group Holdings, Inc.	61,873	2,173,682
Sompo Holdings, Inc.	50,040	1,933,996
T&D Holdings, Inc.	83,643	1,185,229
Tokio Marine Holdings, Inc.	72,797	3,093,963
		11,231,328
Materials 1.9%
Air Water, Inc.	34,620	623,620
Asahi Kasei Corp.	316,449	3,046,163
Daicel Corp.	53,597	635,400
Denka Co., Ltd.	132,440	667,080
DIC Corp.	25,256	869,007
Dowa Holdings Co., Ltd.	69,370	524,423
JFE Holdings, Inc.	236,217	3,944,248
JSR Corp.	44,615	749,601
Kaneka Corp.	71,000	538,672
Kobe Steel Ltd. *	192,479	1,763,180
Kuraray Co., Ltd.	67,859	1,221,751
Mitsubishi Chemical Holdings Corp.	442,470	3,354,986
Mitsubishi Materials Corp.	41,510	1,173,023
Mitsui Chemicals, Inc.	246,809	1,227,517
Mitsui Mining & Smelting Co., Ltd.	247,741	987,962
Nippon Paper Industries Co., Ltd.	47,116	896,433
Nippon Steel & Sumitomo Metal Corp.	237,916	5,069,847
Nitto Denko Corp.	23,131	1,859,725
Oji Holdings Corp.	275,130	1,350,957
Shin-Etsu Chemical Co., Ltd.	43,252	3,884,603
Showa Denko K.K.	68,454	1,332,744
Sumitomo Chemical Co., Ltd.	397,530	2,077,790
Sumitomo Metal Mining Co., Ltd.	127,081	1,546,783
Taiheiyo Cement Corp.	299,020	962,618
Teijin Ltd.	51,554	964,554
Toray Industries, Inc.	245,622	2,054,309
Tosoh Corp.	114,124	971,114
Toyo Seikan Group Holdings Ltd.	50,980	815,975
Ube Industries Ltd.	408,080	970,521
		46,084,606
Media 0.1%
Dentsu, Inc.	26,682	1,360,822
Hakuhodo DY Holdings, Inc.	70,140	929,195
		2,290,017
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	219,797	2,779,637
Chugai Pharmaceutical Co., Ltd.	16,144	614,606
Daiichi Sankyo Co., Ltd.	89,631	1,968,340
Eisai Co., Ltd.	26,988	1,424,262
Security	Number of Shares	Value ($)
Kyowa Hakko Kirin Co., Ltd.	31,955	547,296
Mitsubishi Tanabe Pharma Corp.	28,703	639,286
Otsuka Holdings Co., Ltd.	51,711	2,335,728
Shionogi & Co., Ltd.	16,412	878,443
Takeda Pharmaceutical Co., Ltd.	114,880	5,928,654
		17,116,252
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	10,026	1,583,887
Daiwa House Industry Co., Ltd.	82,550	2,701,528
Mitsubishi Estate Co., Ltd.	86,482	1,617,652
Mitsui Fudosan Co., Ltd.	88,963	2,108,532
Sumitomo Realty & Development Co., Ltd.	49,203	1,486,079
		9,497,678
Retailing 0.4%
Don Quijote Holdings Co., Ltd.	18,008	705,111
Fast Retailing Co., Ltd.	4,105	1,377,180
Isetan Mitsukoshi Holdings Ltd.	104,879	1,059,365
J Front Retailing Co., Ltd.	66,677	943,614
K's Holdings Corp.	34,927	720,112
Nitori Holdings Co., Ltd.	6,288	920,583
Shimamura Co., Ltd.	7,335	943,199
Takashimaya Co., Ltd.	90,560	842,666
Yamada Denki Co., Ltd.	299,444	1,573,242
		9,085,072
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	17,214	1,383,845
Tokyo Electron Ltd.	16,071	2,280,182
		3,664,027
Software & Services 0.3%
Fujitsu Ltd.	676,436	4,941,222
Nintendo Co., Ltd.	7,122	2,167,159
NTT Data Corp.	22,582	1,219,103
		8,327,484
Technology Hardware & Equipment 1.8%
Alps Electric Co., Ltd.	26,005	731,343
Brother Industries Ltd.	54,865	1,219,498
Canon, Inc.	279,685	9,560,151
FUJIFILM Holdings Corp.	89,804	3,279,184
Hitachi Ltd.	1,950,547	11,794,825
Ibiden Co., Ltd.	48,420	869,139
Japan Display, Inc. *(a)	267,321	478,632
Keyence Corp.	2,326	1,058,200
Konica Minolta, Inc.	143,920	1,133,556
Kyocera Corp.	56,529	3,261,849
Murata Manufacturing Co., Ltd.	14,429	2,002,850
NEC Corp.	1,109,505	2,879,486
Nippon Electric Glass Co., Ltd.	170,687	1,191,575
Omron Corp.	33,222	1,390,947
Ricoh Co., Ltd.	274,438	2,317,901
Seiko Epson Corp.	53,316	1,119,981
TDK Corp.	23,255	1,406,845
		45,695,962
Telecommunication Services 1.4%
KDDI Corp.	275,743	7,645,052
Nippon Telegraph & Telephone Corp.	264,049	12,674,161
NTT DOCOMO, Inc.	240,502	5,908,974
SoftBank Group Corp.	105,726	8,607,417
		34,835,604
Transportation 1.1%
ANA Holdings, Inc.	262,640	861,890
Central Japan Railway Co.	24,054	3,944,652
East Japan Railway Co.	52,458	5,035,418
Hankyu Hanshin Holdings, Inc.	33,760	1,216,563
Kawasaki Kisen Kaisha Ltd. *(a)	465,966	1,209,316
Kintetsu Group Holdings Co., Ltd.	226,612	875,013

7

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mitsui OSK Lines Ltd.	569,539	1,637,775
Nagoya Railroad Co., Ltd.	119,216	557,351
Nippon Express Co., Ltd.	289,372	1,787,232
Nippon Yusen K.K. *	961,935	1,748,419
Odakyu Electric Railway Co., Ltd.	29,376	589,725
Seino Holdings Co., Ltd.	65,720	825,474
Tobu Railway Co., Ltd.	158,933	849,386
Tokyu Corp.	136,392	1,003,962
West Japan Railway Co.	33,105	2,301,499
Yamato Holdings Co., Ltd.	71,896	1,564,243
		26,007,918
Utilities 0.9%
Chubu Electric Power Co., Inc.	200,685	2,728,489
Electric Power Development Co., Ltd.	40,430	1,075,233
Hokuriku Electric Power Co.	64,489	629,815
Kyushu Electric Power Co., Inc.	88,423	1,097,042
Osaka Gas Co., Ltd.	523,048	2,068,354
Shikoku Electric Power Co., Inc.	57,164	715,422
The Chugoku Electric Power Co., Inc.	88,888	1,013,589
The Kansai Electric Power Co., Inc.	208,542	2,923,944
Toho Gas Co., Ltd.	70,986	548,194
Tohoku Electric Power Co., Inc.	129,618	1,926,952
Tokyo Electric Power Co. Holdings, Inc. *	1,020,411	4,189,235
Tokyo Gas Co., Ltd.	671,538	3,491,743
		22,408,012
		523,231,481

Luxembourg 0.5%
Energy 0.1%
Tenaris S.A.	89,148	1,348,321
Materials 0.3%
ArcelorMittal *	351,766	7,636,304
Media 0.1%
RTL Group S.A. *	8,935	696,085
SES S.A.	46,752	1,157,649
		1,853,734
Telecommunication Services 0.0%
Millicom International Cellular S.A.	20,683	1,213,561
		12,051,920

Netherlands 4.9%
Banks 0.3%
ING Groep N.V.	416,305	6,970,531
Capital Goods 0.3%
Boskalis Westminster	21,064	726,820
Koninklijke Philips N.V.	170,336	6,025,938
		6,752,758
Commercial & Professional Services 0.2%
Randstad Holding N.V.	27,700	1,604,156
RELX N.V.	60,776	1,262,288
Wolters Kluwer N.V.	27,110	1,190,447
		4,056,891
Energy 2.5%
Fugro N.V. CVA *	31,086	452,858
Royal Dutch Shell plc, A Shares	895,055	24,306,721
Royal Dutch Shell plc, B Shares	1,391,336	38,500,389
		63,259,968
Food & Staples Retailing 0.4%
Koninklijke Ahold Delhaize N.V.	467,744	10,324,952
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	19,235	1,789,862
Heineken N.V.	22,327	2,201,106
		3,990,968
Household & Personal Products 0.4%
Unilever N.V. CVA	172,791	9,851,188
Insurance 0.2%
Aegon N.V.	587,585	2,928,397
NN Group N.V.	29,126	1,048,070
		3,976,467
Materials 0.2%
Akzo Nobel N.V.	38,701	3,242,621
Koninklijke DSM N.V.	36,081	2,688,373
		5,930,994
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	15,154	2,002,279
NXP Semiconductor N.V. *	7,506	824,910
		2,827,189
Software & Services 0.0%
Gemalto N.V.	9,128	542,168
Telecommunication Services 0.1%
Koninklijke KPN N.V.	939,510	3,204,301
VEON Ltd. ADR	167,971	651,728
		3,856,029
		122,340,103

New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	157,174	843,350
Telecommunication Services 0.1%
Spark New Zealand Ltd.	452,934	1,208,727
		2,052,077

Norway 0.9%
Banks 0.1%
DNB A.S.A.	151,342	2,571,362
Energy 0.4%
Statoil A.S.A.	564,798	9,850,972
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	58,960	1,036,056
Orkla A.S.A.	127,100	1,274,411
		2,310,467
Materials 0.2%
Norsk Hydro A.S.A.	348,834	1,885,735
Yara International A.S.A.	57,262	2,135,495
		4,021,230
Telecommunication Services 0.1%
Telenor A.S.A.	162,622	2,693,504
		21,447,535

Portugal 0.2%
Energy 0.1%
Galp Energia, SGPS, S.A.	119,214	1,840,591
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	35,838	714,113
Utilities 0.1%
EDP - Energias de Portugal S.A.	824,305	3,034,773
		5,589,477

8

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Singapore 0.8%
Banks 0.3%
DBS Group Holdings Ltd.	189,854	2,809,246
Oversea-Chinese Banking Corp., Ltd.	344,754	2,614,189
United Overseas Bank Ltd.	136,952	2,274,944
		7,698,379
Capital Goods 0.1%
Keppel Corp., Ltd.	442,859	2,058,395
Sembcorp Industries Ltd.	325,011	742,399
		2,800,794
Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	435,529	1,114,481
Media 0.0%
Singapore Press Holdings Ltd.	238,620	546,787
Real Estate 0.0%
CapitaLand Ltd.	279,665	719,682
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	26,098	826,669
Technology Hardware & Equipment 0.1%
Flex Ltd. *	105,068	1,813,474
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	1,128,453	3,067,069
Transportation 0.1%
ComfortDelGro Corp., Ltd.	314,900	546,306
Singapore Airlines Ltd.	151,840	1,098,683
		1,644,989
		20,232,324

Spain 4.5%
Banks 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1,042,962	8,505,225
Banco de Sabadell S.A.	768,925	1,585,780
Banco Popular Espanol S.A. *(a)	1,339,902	917,592
Banco Santander S.A.	5,554,631	36,109,186
CaixaBank S.A.	473,032	2,236,211
		49,353,994
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	51,633	2,064,950
Ferrovial S.A. *(b)	1,223	27,581
Ferrovial S.A.	78,124	1,761,841
		3,854,372
Energy 0.5%
Enagas S.A.	29,624	881,607
Repsol S.A.	670,167	11,239,987
		12,121,594
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. (a)	170,347	1,049,531
Insurance 0.0%
Mapfre S.A.	268,779	956,898
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	14,194	402,062
Retailing 0.1%
Industria de Diseno Textil S.A.	68,612	2,808,027
Software & Services 0.0%
Amadeus IT Group S.A.	19,243	1,121,970
Telecommunication Services 0.9%
Telefonica S.A.	1,959,319	21,843,065
Transportation 0.1%
Abertis Infraestructuras S.A.	85,481	1,565,370
Security	Number of Shares	Value ($)
Utilities 0.7%
Acciona S.A.	8,293	796,023
Endesa S.A.	167,258	4,178,234
Gas Natural SDG S.A.	96,073	2,422,125
Iberdrola S.A.	1,057,803	8,443,068
Red Electrica Corp. S.A.	46,212	1,038,009
		16,877,459
		111,954,342

Sweden 2.5%
Automobiles & Components 0.1%
Autoliv, Inc.	14,539	1,612,666
Banks 0.5%
Nordea Bank AB	445,730	5,734,117
Skandinaviska Enskilda Banken AB, A Shares	169,670	2,049,731
Svenska Handelsbanken AB, A Shares	176,289	2,487,351
Swedbank AB, A Shares	126,106	3,045,442
		13,316,641
Capital Goods 0.8%
Alfa Laval AB	43,472	876,957
Assa Abloy AB, B Shares	64,432	1,449,813
Atlas Copco AB, A Shares	90,323	3,348,458
Atlas Copco AB, B Shares	49,190	1,627,948
NCC AB, B Shares	15,264	427,568
Sandvik AB	199,040	3,124,985
Skanska AB, B Shares	70,540	1,682,389
SKF AB, B Shares	81,365	1,667,631
Trelleborg AB, B Shares	32,824	773,398
Volvo AB, A Shares	41,943	687,527
Volvo AB, B Shares	313,230	5,130,834
		20,797,508
Commercial & Professional Services 0.0%
Securitas AB, B Shares	60,585	967,265
Consumer Durables & Apparel 0.1%
Bonava AB, B Shares	19,588	354,503
Electrolux AB, Series B	41,936	1,349,203
		1,703,706
Food, Beverage & Tobacco 0.0%
Swedish Match AB	23,237	785,370
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	33,117	690,590
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, A Shares	3,414	121,054
Svenska Cellulosa AB SCA, B Shares	68,065	2,406,402
		2,527,456
Materials 0.1%
Boliden AB	50,955	1,397,371
SSAB AB, A Shares *(a)	98,725	403,663
SSAB AB, B Shares *	109,143	364,229
		2,165,263
Retailing 0.2%
Hennes & Mauritz AB, B Shares	143,462	3,580,349
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	16,100	706,544
Telefonaktiebolaget LM Ericsson, B Shares	975,136	7,126,642
		7,833,186

9

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.3%
Tele2 AB, B Shares	195,348	2,014,280
Telia Co. AB	912,447	4,184,109
		6,198,389
		62,178,389

Switzerland 6.4%
Capital Goods 0.5%
ABB Ltd.	297,669	7,485,181
Geberit AG	1,969	922,686
Schindler Holding AG	4,479	955,713
Wolseley plc	48,401	3,192,896
		12,556,476
Commercial & Professional Services 0.2%
Adecco Group AG	46,135	3,442,661
SGS S.A.	528	1,257,858
		4,700,519
Consumer Durables & Apparel 0.3%
Cie Financiere Richemont S.A.	58,924	4,920,737
The Swatch Group AG	13,123	2,505,468
		7,426,205
Diversified Financials 0.3%
Credit Suisse Group AG *	308,802	4,244,811
Julius Baer Group Ltd. *	11,022	571,292
UBS Group AG *	198,162	3,154,043
		7,970,146
Food, Beverage & Tobacco 1.3%
Aryzta AG *	18,947	598,831
Chocoladefabriken Lindt & Sprungli AG	54	732,738
Coca-Cola HBC AG CDI *	35,496	1,032,405
Nestle S.A.	335,857	28,689,557
		31,053,531
Insurance 0.7%
Baloise Holding AG	5,413	829,111
Swiss Life Holding AG *	3,548	1,184,806
Swiss Re AG	69,416	6,335,004
Zurich Insurance Group AG	28,964	8,522,609
		16,871,530
Materials 1.2%
Clariant AG *	37,264	780,674
Givaudan S.A.	673	1,382,100
Glencore plc *	4,837,207	17,803,341
LafargeHolcim Ltd. *	65,656	3,945,942
Sika AG	151	973,841
Syngenta AG	8,662	3,939,104
		28,825,002
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Actelion Ltd. *	2,517	715,390
Lonza Group AG *	3,750	777,479
Novartis AG	250,866	20,560,874
Roche Holding AG	63,651	17,485,852
Roche Holding AG, Bearer Shares	3,018	829,712
		40,369,307
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	132,784	2,190,460
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	39,215	3,092,103
Telecommunication Services 0.1%
Swisscom AG	4,036	1,937,180
Security	Number of Shares	Value ($)
Transportation 0.0%
Kuehne & Nagel International AG	7,175	1,159,064
		158,151,523

United Kingdom 15.6%
Automobiles & Components 0.3%
Fiat Chrysler Automobiles N.V. *	462,135	4,856,324
GKN plc	299,106	1,351,459
		6,207,783
Banks 2.3%
Barclays plc	3,805,626	10,317,038
HSBC Holdings plc	3,462,695	30,200,455
Lloyds Banking Group plc	9,561,664	8,713,372
Royal Bank of Scotland Group plc *	700,938	2,352,678
Standard Chartered plc *	660,242	6,238,275
		57,821,818
Capital Goods 0.8%
Ashtead Group plc	35,841	724,572
BAE Systems plc	499,573	4,291,970
Balfour Beatty plc	210,521	765,854
Bunzl plc	33,134	1,040,272
Carillion plc	188,993	496,257
CNH Industrial N.V.	165,444	1,837,163
Cobham plc	389,547	673,867
DCC plc	11,658	1,109,930
IMI plc	48,209	780,432
Meggitt plc	117,152	759,212
Rolls-Royce Holdings plc *	375,618	4,206,545
Smiths Group plc	61,317	1,268,890
The Weir Group plc	39,622	928,885
Travis Perkins plc	59,273	1,250,312
		20,134,161
Commercial & Professional Services 0.2%
Aggreko plc	64,102	715,396
Babcock International Group plc	62,829	756,748
Capita plc	95,261	716,342
G4S plc	307,287	1,289,250
Intertek Group plc	13,640	756,992
RELX plc	66,980	1,437,961
		5,672,689
Consumer Durables & Apparel 0.2%
Barratt Developments plc	105,941	837,683
Berkeley Group Holdings plc	16,586	697,165
Burberry Group plc	57,903	1,356,711
Persimmon plc	28,146	892,027
Taylor Wimpey plc	292,142	765,973
		4,549,559
Consumer Services 0.3%
Carnival plc	19,773	1,268,640
Compass Group plc	161,952	3,491,503
InterContinental Hotels Group plc	22,978	1,297,183
Whitbread plc	17,324	959,658
William Hill plc	156,137	579,097
		7,596,081
Diversified Financials 0.1%
3i Group plc	78,950	912,189
Investec plc	83,391	654,534
Man Group plc	541,290	1,099,179
		2,665,902
Energy 2.3%
Amec Foster Wheeler plc	140,660	924,268
BP plc	8,964,798	54,011,709
John Wood Group plc	90,524	836,148
Petrofac Ltd.	61,471	301,553

10

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Subsea 7 S.A.	81,192	1,171,261
Tullow Oil plc *	283,598	669,251
		57,914,190
Food & Staples Retailing 0.7%
Booker Group plc	308,198	793,747
J Sainsbury plc	1,263,151	4,582,170
Tesco plc *	3,550,004	8,418,750
Wm Morrison Supermarkets plc	1,181,054	3,753,768
		17,548,435
Food, Beverage & Tobacco 1.3%
Associated British Foods plc	45,868	1,774,031
British American Tobacco plc	198,840	14,195,102
Coca-Cola European Partners plc	56,182	2,305,709
Diageo plc	209,434	6,291,485
Imperial Brands plc	120,418	5,641,414
Tate & Lyle plc	102,005	971,824
		31,179,565
Health Care Equipment & Services 0.1%
Smith & Nephew plc	86,732	1,516,029
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	48,278	4,947,320
Unilever plc	118,991	6,653,682
		11,601,002
Insurance 0.7%
Admiral Group plc	23,657	622,100
Aviva plc	491,678	3,332,343
Direct Line Insurance Group plc	290,514	1,307,387
Legal & General Group plc	677,426	2,202,050
Old Mutual plc	752,653	1,828,622
Phoenix Group Holdings	64,828	631,439
Prudential plc	184,567	4,136,313
RSA Insurance Group plc	153,042	1,235,798
Standard Life plc	354,321	1,750,969
Willis Towers Watson plc	4,961	727,432
		17,774,453
Materials 1.4%
Anglo American plc *	513,035	6,831,654
Antofagasta plc	135,941	1,405,700
BHP Billiton plc	659,386	9,984,983
DS Smith plc	108,220	610,797
Johnson Matthey plc	51,306	2,061,187
Mondi plc	52,345	1,367,714
Rio Tinto plc	323,391	12,952,373
		35,214,408
Media 0.5%
Informa plc	71,999	623,675
ITV plc	414,060	1,046,077
Liberty Global plc, Class A *	31,465	962,200
Liberty Global plc, Series C *	68,801	2,044,766
Pearson plc	222,334	2,027,812
Sky plc	163,020	2,085,567
WPP plc	134,389	3,025,658
		11,815,755
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
AstraZeneca plc	238,158	16,091,944
GlaxoSmithKline plc	682,516	15,009,443
		31,101,387
Real Estate 0.0%
Land Securities Group plc	58,947	814,245
Retailing 0.4%
Debenhams plc	737,134	476,754
Inchcape plc	118,740	1,252,359
Kingfisher plc	690,309	2,897,144
Security	Number of Shares	Value ($)
Marks & Spencer Group plc	585,450	2,890,885
Next plc	27,803	1,564,904
		9,082,046
Software & Services 0.0%
The Sage Group plc	111,155	1,033,886
Telecommunication Services 1.1%
BT Group plc	1,020,579	4,078,374
Inmarsat plc	70,606	729,191
Vodafone Group plc	7,531,838	22,509,278
		27,316,843
Transportation 0.2%
easyJet plc	57,093	1,042,178
Firstgroup plc *	784,665	1,517,419
International Consolidated Airlines Group S.A.	102,040	795,641
Royal Mail plc	297,408	1,694,707
		5,049,945
Utilities 0.9%
Centrica plc	1,935,565	5,079,895
Drax Group plc	174,054	777,895
National Grid plc	552,690	7,773,539
Pennon Group plc	47,968	570,323
Severn Trent plc	32,883	1,061,258
SSE plc	251,954	4,895,165
United Utilities Group plc	97,155	1,290,596
		21,448,671
		385,058,853
Total Common Stock
(Cost $2,231,082,715)		2,434,965,811

Preferred Stock 0.7% of net assets

Germany 0.7%
Automobiles & Components 0.5%
Bayerische Motoren Werke AG	17,888	1,471,215
Volkswagen AG	76,698	11,535,525
		13,006,740
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	16,477	2,315,123
Materials 0.0%
Fuchs Petrolub SE	9,821	548,486
Utilities 0.1%
RWE AG	45,351	671,888
		16,542,237

Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	211,993	575,941

Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., B Shares	17,351	372,762

United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(b)	24,536,535	31,675
Total Preferred Stock
(Cost $16,941,939)		17,522,615

11

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Companies 0.8% of net assets

United States 0.8%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (c)	4,557,763	4,557,763
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.71% (c)	14,094,493	14,094,493
Total Other Investment Companies
(Cost $18,652,256)		18,652,256

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $2,267,601,476 and the unrealized appreciation and depreciation were $249,091,260 and ($45,552,054), respectively, with a net unrealized appreciation of $203,539,206.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,219,342.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long, expires 06/16/17	190	17,916,050	187,864

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,234,864,274	$—	$— *	$2,234,864,274
Italy [1]	64,961,334	—	—	64,961,334
Banks	22,873,346	—	312,515	23,185,861
Spain [1]	108,099,970	—	—	108,099,970
Capital Goods	3,826,791	—	27,581	3,854,372
Preferred Stock[1]	17,490,940	—	—	17,490,940
United Kingdom[1]	—	—	31,675	31,675
Other Investment Companies[1]	18,652,256	—	—	18,652,256
Total	$2,470,768,911	$—	$371,771	$2,471,140,682
Other Financial Instruments
Futures Contracts[2]	$187,864	$—	$—	$187,864
*	Level 3 amount shown includes securities determined to have no value at May 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
12

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	1,008,298,022	1,150,099,791
0.3%	Preferred Stock	2,946,702	3,624,191
0.0%	Rights	—	—
1.9%	Other Investment Companies	21,917,713	21,917,713
101.3%	Total Investments	1,033,162,437	1,175,641,695
(1.3%)	Other Assets and Liabilities, Net		(14,631,691)
100.0%	Net Assets		1,161,010,004

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Australia 5.4%
Banks 0.1%
Bank of Queensland Ltd.	135,152	1,122,851
Genworth Mortgage Insurance Australia Ltd.	225,615	480,363
		1,603,214
Capital Goods 0.2%
GWA Group Ltd.	228,856	499,190
Monadelphous Group Ltd.	153,302	1,483,633
Seven Group Holdings Ltd.	87,390	735,149
		2,717,972
Commercial & Professional Services 0.5%
ALS Ltd.	310,778	1,561,671
Cleanaway Waste Management Ltd.	1,188,049	1,167,464
McMillan Shakespeare Ltd.	35,560	359,763
Programmed Maintenance Services Ltd.	416,805	555,420
SEEK Ltd.	57,733	725,921
Spotless Group Holdings Ltd.	1,058,137	886,196
		5,256,435
Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	56,759	507,896
Consumer Services 0.5%
Ardent Leisure Group	290,306	447,365
Aristocrat Leisure Ltd.	60,409	980,378
Crown Resorts Ltd.	171,529	1,653,646
Flight Centre Travel Group Ltd.	30,322	807,218
InvoCare Ltd.	32,141	351,014
Navitas Ltd.	158,543	508,698
The Star Entertainment Grp Ltd.	297,410	1,146,887
		5,895,206
Diversified Financials 0.4%
ASX Ltd.	39,517	1,503,870
Challenger Ltd.	132,854	1,264,971
IOOF Holdings Ltd.	118,623	799,195
IRESS Ltd.	35,707	318,985
Perpetual Ltd.	12,700	502,602
		4,389,623
Security	Number of Shares	Value ($)
Energy 0.2%
AWE Ltd. *	633,040	197,932
Beach Energy Ltd.	1,049,562	492,248
Washington H Soul Pattinson & Co., Ltd. (a)	35,377	465,101
Whitehaven Coal Ltd. *	505,534	952,152
		2,107,433
Food, Beverage & Tobacco 0.3%
Bega Cheese Ltd.	82,804	365,546
GrainCorp Ltd., Class A	218,474	1,678,475
Treasury Wine Estates Ltd.	139,563	1,352,747
		3,396,768
Health Care Equipment & Services 0.5%
Ansell Ltd.	50,047	870,335
Australian Pharmaceutical Industries Ltd.	460,412	611,815
Cochlear Ltd.	10,119	1,104,275
Healthscope Ltd.	192,945	290,149
Primary Health Care Ltd.	409,414	1,121,620
Ramsay Health Care Ltd.	23,844	1,223,553
Sigma Healthcare Ltd.	1,194,482	724,724
		5,946,471
Insurance 0.1%
nib Holdings Ltd.	196,785	794,011
Materials 0.6%
Adelaide Brighton Ltd.	194,642	801,304
DuluxGroup Ltd.	117,540	616,018
Mineral Resources Ltd.	92,669	696,773
Nufarm Ltd.	98,446	724,819
OceanaGold Corp.	155,545	523,973
Orora Ltd.	459,995	962,265
OZ Minerals Ltd.	292,772	1,593,244
Resolute Mining Ltd.	424,249	366,365
Western Areas Ltd. *	205,844	337,129
		6,621,890
Media 0.4%
Event Hospitality & Entertainment Ltd.	46,403	452,536
Fairfax Media Ltd.	2,194,574	2,034,019
HT&E Ltd.	102,518	178,588
Nine Entertainment Co. Holdings Ltd.	629,812	609,522
NZME Ltd.	2,530	1,431
Seven West Media Ltd.	1,484,649	773,673
Southern Cross Media Group Ltd.	565,480	477,803
Village Roadshow Ltd.	98,876	264,989
		4,792,561
Real Estate 0.6%
Charter Hall Retail REIT	102,065	330,523
Cromwell Property Group	323,205	229,782
Dexus	227,068	1,756,333
Goodman Group	292,089	1,848,287
Investa Office Fund	125,501	440,986
The GPT Group	383,589	1,496,349
Vicinity Centres	285,878	587,388
		6,689,648

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 0.4%
AP Eagers Ltd.	65,383	362,624
Automotive Holdings Group Ltd.	259,289	567,501
Harvey Norman Holdings Ltd.	228,796	642,134
JB Hi-Fi Ltd.	63,370	1,090,704
Myer Holdings Ltd.	1,758,259	1,132,229
Premier Investments Ltd.	46,321	427,942
Super Retail Group Ltd.	77,400	443,677
		4,666,811
Software & Services 0.2%
carsales.com Ltd.	38,798	316,559
Computershare Ltd.	166,120	1,782,056
		2,098,615
Telecommunication Services 0.0%
TPG Telecom Ltd.	52,253	229,119
Transportation 0.3%
Qantas Airways Ltd.	647,774	2,415,999
Qube Holdings Ltd. (b)	203,012	395,543
Sydney Airport	207,314	1,148,251
		3,959,793
Utilities 0.1%
AusNet Services	795,495	1,003,789
		62,677,255

Austria 1.0%
Capital Goods 0.2%
ANDRITZ AG	23,932	1,437,345
Zumtobel Group AG	20,887	430,290
		1,867,635
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG *	5,531	378,277
Insurance 0.1%
UNIQA Insurance Group AG	56,761	494,665
Vienna Insurance Group AG Wiener Versicherung Gruppe	37,825	1,039,749
		1,534,414
Materials 0.3%
Lenzing AG	3,447	618,052
RHI AG	24,093	877,258
Wienerberger AG	71,449	1,686,028
		3,181,338
Real Estate 0.1%
BUWOG AG *	17,129	486,354
CA Immobilien Anlagen AG	17,282	412,770
IMMOFINANZ AG *	352,543	792,473
		1,691,597
Semiconductors & Semiconductor Equipment 0.1%
ams AG	12,038	788,184
Technology Hardware & Equipment 0.0%
Austria Technologie & Systemtechnik AG (a)	30,333	315,512
Telecommunication Services 0.1%
Telekom Austria AG *	89,171	731,289
Transportation 0.1%
Oesterreichische Post AG	26,346	1,145,048
Utilities 0.0%
Verbund AG	27,730	517,784
		12,151,078

Security	Number of Shares	Value ($)
Belgium 1.3%
Capital Goods 0.0%
Cie d'Entreprises CFE	2,972	456,018
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	4,460	760,566
Gimv N.V.	11,496	715,265
		1,475,831
Energy 0.0%
Euronav N.V.	38,839	292,313
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	171,319	783,886
Household & Personal Products 0.1%
Ontex Group N.V.	21,594	780,802
Materials 0.3%
Bekaert N.V.	28,953	1,505,303
Nyrstar N.V. *(a)	94,133	583,460
Tessenderlo Chemie N.V. *	19,662	829,343
		2,918,106
Media 0.1%
Telenet Group Holding N.V. *	21,955	1,456,616
Real Estate 0.1%
Befimmo S.A.	6,198	365,419
Cofinimmo S.A.	5,872	710,820
		1,076,239
Retailing 0.1%
D'Ieteren S.A. N.V.	27,783	1,356,839
Technology Hardware & Equipment 0.1%
Barco N.V.	7,975	791,685
EVS Broadcast Equipment S.A.	8,735	350,811
		1,142,496
Telecommunication Services 0.1%
Orange Belgium S.A.	31,737	740,353
Transportation 0.1%
bpost S.A.	53,230	1,296,206
Utilities 0.1%
Elia System Operator S.A. N.V.	16,957	992,497
		14,768,202

Canada 7.4%
Automobiles & Components 0.2%
Linamar Corp.	29,014	1,316,338
Martinrea International, Inc.	101,662	841,476
		2,157,814
Banks 0.2%
Canadian Western Bank	31,076	558,388
Genworth MI Canada, Inc. (a)	29,931	677,641
Home Capital Group, Inc. (a)	27,872	188,606
Laurentian Bank of Canada	14,539	560,592
		1,985,227
Capital Goods 0.7%
Aecon Group, Inc.	61,571	671,916
Ag Growth International, Inc.	9,567	411,947
ATS Automation Tooling Systems, Inc. *	38,092	364,648
Bird Construction, Inc.	43,217	268,127
CAE, Inc.	87,390	1,411,749
MacDonald, Dettwiler & Associates Ltd.	13,833	642,133
New Flyer Industries, Inc.	13,059	537,172
Richelieu Hardware Ltd.	20,728	465,294
Russel Metals, Inc.	79,055	1,474,343

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Toromont Industries Ltd.	29,324	988,032
WSP Global, Inc.	23,471	873,885
		8,109,246
Commercial & Professional Services 0.6%
Morneau Shepell, Inc.	26,440	415,187
Ritchie Bros. Auctioneers, Inc.	17,978	558,493
Stantec, Inc.	32,834	759,409
Transcontinental, Inc., Class A	57,982	1,016,520
Waste Connections, Inc.	37,867	3,603,070
		6,352,679
Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	32,145	837,003
Gildan Activewear, Inc.	58,350	1,689,545
		2,526,548
Consumer Services 0.1%
Enercare, Inc.	27,747	393,598
Great Canadian Gaming Corp. *	21,181	376,513
Restaurant Brands International, Inc.	11,789	721,374
		1,491,485
Diversified Financials 0.1%
AGF Management Ltd., Class B	173,494	832,340
TMX Group Ltd.	14,669	775,099
		1,607,439
Energy 1.4%
AltaGas Ltd.	54,406	1,212,826
Bonavista Energy Corp.	558,452	1,124,594
Bonterra Energy Corp.	16,299	191,142
Canadian Energy Services & Technology Corp.	105,252	498,714
Canyon Services Group, Inc. *	85,443	430,157
Crew Energy, Inc. *	69,859	207,400
Enerflex Ltd.	68,314	867,391
Ensign Energy Services, Inc.	207,512	1,063,140
Gran Tierra Energy, Inc. *	218,794	513,494
MEG Energy Corp. *	147,818	564,700
Mullen Group Ltd.	86,945	959,762
Parex Resources, Inc. *	32,443	389,354
Parkland Fuel Corp.	72,259	1,644,511
Pason Systems, Inc.	36,023	520,063
Peyto Exploration & Development Corp.	40,634	736,749
Precision Drilling Corp. *	335,091	1,215,626
Secure Energy Services, Inc.	62,536	421,784
ShawCor Ltd.	45,172	1,027,047
Tourmaline Oil Corp. *	25,926	518,443
Trinidad Drilling Ltd. *	352,389	513,960
Veresen, Inc.	70,209	954,348
Whitecap Resources, Inc.	59,537	403,760
		15,978,965
Food & Staples Retailing 0.2%
The Jean Coutu Group PJC, Inc., A Shares	54,042	887,830
The North West Co., Inc.	36,809	879,688
		1,767,518
Food, Beverage & Tobacco 0.2%
Cott Corp.	45,122	595,302
Maple Leaf Foods, Inc.	53,527	1,360,070
		1,955,372
Health Care Equipment & Services 0.1%
Chartwell Retirement Residences	30,004	357,196
Extendicare, Inc.	64,016	488,165
Medical Facilities Corp.	19,898	236,148
		1,081,509
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	33,758	1,249,898
Security	Number of Shares	Value ($)
Materials 1.4%
Alamos Gold, Inc., Class A	58,260	392,081
Canam Group, Inc.	52,297	471,591
Canfor Corp. *	65,123	927,642
Cascades, Inc.	76,043	923,866
CCL Industries, Inc., Class B	4,115	972,404
Centerra Gold, Inc.	147,286	836,369
Chemtrade Logistics Income Fund	37,177	486,629
Dominion Diamond Corp.	52,833	680,997
Eldorado Gold Corp.	340,406	1,030,770
Franco-Nevada Corp.	12,409	926,702
Hudbay Minerals, Inc.	102,929	526,571
IAMGOLD Corp. *	324,232	1,445,085
Interfor Corp. *	38,258	499,362
Intertape Polymer Group, Inc.	20,769	359,502
Labrador Iron Ore Royalty Corp.	24,583	310,313
Lundin Mining Corp.	163,419	900,154
Nevsun Resources Ltd.	179,551	432,028
New Gold, Inc. *	127,247	367,412
Norbord, Inc.	13,418	382,364
Pan American Silver Corp.	36,456	635,895
Resolute Forest Products, Inc. *	211,932	953,694
SEMAFO, Inc. *	102,844	209,388
Stella-Jones, Inc.	10,234	338,683
Western Forest Products, Inc.	302,696	475,098
Wheaton Precious Metals Corp.	56,087	1,146,073
		16,630,673
Media 0.3%
Aimia, Inc.	115,743	202,231
Cineplex, Inc.	24,814	940,055
Cogeco Communications, Inc.	12,727	744,191
Corus Entertainment, Inc., B Shares	56,079	554,687
Entertainment One Ltd.	186,402	588,114
		3,029,278
Real Estate 0.6%
Artis Real Estate Investment Trust	39,881	387,088
Boardwalk Real Estate Investment Trust (a)	10,145	360,149
Canadian Apartment Properties REIT	16,971	420,663
Canadian Real Estate Investment Trust	10,942	396,624
Colliers International Group, Inc.	6,980	374,657
Cominar Real Estate Investment Trust	45,768	443,211
Dream Global Real Estate Investment Trust	49,047	378,374
Dream Office Real Estate Investment Trust	35,541	524,155
First Capital Realty, Inc.	45,502	678,134
Granite Real Estate Investment Trust	14,209	538,294
H&R Real Estate Investment Trust	46,882	795,540
RioCan Real Estate Investment Trust	53,159	995,723
Smart Real Estate Investment Trust	18,362	418,437
		6,711,049
Retailing 0.1%
AutoCanada, Inc.	19,656	267,183
Hudson's Bay Co. (a)	84,011	632,555
Uni-Select, Inc.	22,700	510,737
		1,410,475
Semiconductors & Semiconductor Equipment 0.0%
Canadian Solar, Inc. *(a)	28,523	365,380
Software & Services 0.2%
Constellation Software, Inc.	1,203	622,199
DH Corp.	41,796	786,595
Open Text Corp.	28,140	918,555
		2,327,349
Transportation 0.3%
Air Canada *	45,377	597,994
Exchange Income Corp.	13,397	331,875
Student Transportation, Inc.	59,078	354,722
TFI International, Inc.	55,425	1,132,546

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WestJet Airlines Ltd.	58,708	1,000,996
Westshore Terminals Investment Corp.	24,530	395,001
		3,813,134
Utilities 0.4%
Algonquin Power & Utilities Corp.	42,237	436,848
Capital Power Corp.	65,186	1,223,896
Hydro One Ltd.	22,441	394,425
Innergex Renewable Energy, Inc.	30,068	325,679
Just Energy Group, Inc.	87,400	457,480
Northland Power, Inc.	35,037	605,696
Superior Plus Corp.	128,827	1,138,813
Valener, Inc.	29,250	492,445
		5,075,282
		85,626,320

Denmark 1.5%
Banks 0.2%
Jyske Bank A/S	16,286	872,407
Sydbank A/S	19,957	716,424
		1,588,831
Capital Goods 0.5%
FLSmidth & Co. A/S	35,250	2,147,746
NKT A/S *	17,784	1,463,654
Per Aarsleff Holding A/S, Class B	12,788	306,368
Rockwool International A/S, B Shares	6,116	1,224,882
		5,142,650
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	11,314	522,613
Schouw & Co.	7,374	789,128
		1,311,741
Health Care Equipment & Services 0.2%
GN Store Nord A/S	44,590	1,361,445
William Demant Holding A/S *	27,161	713,110
		2,074,555
Insurance 0.1%
Topdanmark A/S *	18,805	565,921
Tryg A/S	36,083	742,832
		1,308,753
Materials 0.2%
Chr Hansen Holding A/S	9,759	683,996
Novozymes A/S, B Shares	40,826	1,850,033
		2,534,029
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	15,568	831,357
Retailing 0.0%
Matas A/S	23,913	397,592
Software & Services 0.0%
SimCorp A/S	6,821	424,257
Transportation 0.1%
D/S Norden A/S *(a)	37,706	644,591
Dfds A/S	11,607	642,114
		1,286,705
		16,900,470

Finland 1.5%
Capital Goods 0.7%
Cargotec Oyj, B Shares	23,068	1,374,818
Cramo Oyj	23,045	671,952
Konecranes Oyj	25,629	1,058,552
Outotec Oyj *(a)	122,811	803,057
PKC Group Oyj *(a)	14,984	396,806
Ramirent Oyj	65,633	681,952
Security	Number of Shares	Value ($)
Uponor Oyj	24,961	446,853
Valmet Oyj	61,321	1,194,309
YIT Oyj	146,913	1,243,984
		7,872,283
Commercial & Professional Services 0.1%
Caverion Corp. *(a)	85,957	719,141
Lassila & Tikanoja Oyj	21,749	430,194
		1,149,335
Consumer Durables & Apparel 0.1%
Amer Sports Oyj *	42,506	987,029
Materials 0.4%
Huhtamaki Oyj	30,523	1,186,893
Kemira Oyj	72,518	914,952
Metsa Board Oyj	106,363	812,119
Outokumpu Oyj	131,669	1,048,278
Tikkurila Oyj	25,322	518,238
		4,480,480
Media 0.1%
Sanoma Oyj	116,054	1,081,868
Real Estate 0.0%
Sponda Oyj	97,108	454,045
Software & Services 0.1%
Tieto Oyj	45,649	1,491,717
		17,516,757

France 4.0%
Automobiles & Components 0.1%
Plastic Omnium S.A.	24,274	902,819
Capital Goods 0.2%
Dassault Aviation S.A.	442	659,856
Nexans S.A.	25,067	1,372,325
Tarkett S.A.	9,160	457,545
		2,489,726
Commercial & Professional Services 0.3%
Edenred	67,871	1,792,016
Elis S.A.	26,075	581,735
Societe BIC S.A.	10,701	1,308,619
SPIE S.A.	16,291	454,592
		4,136,962
Consumer Durables & Apparel 0.1%
SEB S.A.	9,405	1,651,959
Consumer Services 0.1%
Elior Group	31,628	896,967
Diversified Financials 0.0%
Amundi S.A.	8,142	557,672
Energy 0.1%
Bourbon Corp. (a)	45,541	519,278
Etablissements Maurel et Prom *(a)	144,350	624,938
		1,144,216
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	6,641	727,962
Health Care Equipment & Services 0.2%
BioMerieux	3,962	835,363
Korian S.A.	14,584	490,516
Orpea	8,075	917,114
		2,242,993
Insurance 0.1%
Coface S.A. *	64,382	524,158
Euler Hermes Group	8,403	884,632
		1,408,790

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 0.2%
Eramet *(a)	9,257	452,709
Imerys S.A.	17,519	1,521,243
Vicat S.A.	12,403	914,656
		2,888,608
Media 0.5%
Havas S.A.	58,926	604,511
IPSOS	22,038	867,361
JCDecaux S.A.	28,047	929,292
Metropole Television S.A.	50,508	1,204,081
Technicolor S.A.	153,927	794,141
Television Francaise 1 S.A.	109,026	1,400,089
		5,799,475
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	7,665	967,516
Real Estate 0.5%
Fonciere Des Regions	12,006	1,120,022
Gecina S.A.	9,632	1,482,248
ICADE	17,442	1,407,663
Mercialys S.A.	25,227	494,167
Nexity S.A. *	23,183	1,397,053
		5,901,153
Retailing 0.1%
Groupe Fnac S.A. *	13,074	912,535
Software & Services 0.5%
Alten S.A.	11,209	999,791
Altran Technologies S.A.	39,163	707,043
Dassault Systemes S.A.	16,393	1,514,163
Sopra Steria Group	4,753	754,144
UBISOFT Entertainment S.A. *	25,624	1,427,167
		5,402,308
Technology Hardware & Equipment 0.3%
Ingenico Group S.A.	8,791	855,490
Neopost S.A.	56,461	2,517,394
		3,372,884
Telecommunication Services 0.2%
Iliad S.A.	6,242	1,620,717
SFR Group S.A. *	11,739	414,100
		2,034,817
Transportation 0.3%
Aeroports de Paris	10,246	1,567,518
Europcar Groupe S.A.	32,409	432,225
Groupe Eurotunnel SE	120,690	1,422,981
		3,422,724
		46,862,086

Germany 3.7%
Automobiles & Components 0.2%
ElringKlinger AG (a)	27,847	546,272
Grammer AG	7,214	398,022
Hella KGaA Hueck & Co.	22,117	1,122,533
SAF-Holland S.A.	34,625	604,868
		2,671,695
Banks 0.1%
Aareal Bank AG	18,688	782,376
Capital Goods 0.8%
BayWa AG	24,140	864,989
Deutz AG	113,843	924,279
Duerr AG	7,598	829,532
Heidelberger Druckmaschinen AG *	169,328	460,219
Indus Holding AG	11,297	796,508
KION Group AG	24,119	1,786,243
Krones AG	7,203	897,860
Security	Number of Shares	Value ($)
Norma Group SE	9,121	486,264
Pfeiffer Vacuum Technology AG	3,773	539,252
SGL Carbon SE *(a)	24,338	285,860
Vossloh AG *	6,438	426,047
Wacker Neuson SE	21,557	476,333
		8,773,386
Commercial & Professional Services 0.0%
Bertrandt AG	3,063	274,170
Consumer Durables & Apparel 0.0%
Gerry Weber International AG (a)	31,453	430,086
Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	9,052	468,691
Rhoen-Klinikum AG	35,194	1,060,628
		1,529,319
Insurance 0.1%
Talanx AG *	23,705	878,591
Materials 0.4%
Covestro AG	28,820	2,157,731
Symrise AG	23,355	1,680,025
Wacker Chemie AG	10,679	1,172,033
		5,009,789
Media 0.1%
Axel Springer SE	24,422	1,536,804
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	10,472	897,784
STADA Arzneimittel AG (a)	22,312	1,615,786
		2,513,570
Real Estate 0.2%
Deutsche Wohnen AG	31,383	1,232,157
LEG Immobilien AG	11,505	1,085,704
TAG Immobilien AG	31,304	467,474
		2,785,335
Retailing 0.1%
Fielmann AG	6,604	532,013
Semiconductors & Semiconductor Equipment 0.3%
AIXTRON SE *	67,392	443,781
Siltronic AG *	23,126	2,074,434
SMA Solar Technology AG (a)	21,337	604,156
		3,122,371
Software & Services 0.4%
Bechtle AG	7,233	929,254
CANCOM SE	6,337	373,044
Software AG	24,113	1,157,136
United Internet AG	24,549	1,351,834
Wirecard AG (a)	8,061	537,802
		4,349,070
Technology Hardware & Equipment 0.2%
Diebold Nixdorf AG	15,629	1,252,381
Jenoptik AG	23,844	665,354
		1,917,735
Telecommunication Services 0.2%
Drillisch AG (a)	9,842	622,537
Telefonica Deutschland Holding AG	352,697	1,756,180
		2,378,717

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.3%
Fraport AG Frankfurt Airport Services Worldwide	19,498	1,582,364
Hamburger Hafen und Logistik AG	17,696	379,079
Hapag-Lloyd AG *(a)	20,137	629,731
Sixt SE	8,400	493,165
		3,084,339
		42,569,366

Hong Kong 4.2%
Automobiles & Components 0.1%
Minth Group Ltd.	151,245	615,271
Xinyi Glass Holdings Ltd.	668,014	656,659
		1,271,930
Banks 0.1%
The Bank of East Asia Ltd.	302,783	1,278,361
Capital Goods 0.1%
Hopewell Holdings Ltd.	92,099	345,706
NWS Holdings Ltd.	496,981	961,761
		1,307,467
Consumer Durables & Apparel 0.3%
Global Brands Group Holding Ltd. *	6,187,882	786,146
Pacific Textiles Holdings Ltd.	444,853	492,667
Stella International Holdings Ltd.	463,678	789,016
Techtronic Industries Co., Ltd.	314,316	1,486,380
Texwinca Holdings Ltd.	593,209	331,149
		3,885,358
Consumer Services 0.5%
Cafe de Coral Holdings Ltd.	141,979	465,523
Melco Resorts & Entertainment Ltd. ADR	45,061	1,017,477
MGM China Holdings Ltd.	430,164	955,006
Shangri-La Asia Ltd.	613,967	939,177
Wynn Macau Ltd. *	844,214	1,874,237
		5,251,420
Diversified Financials 0.2%
First Pacific Co., Ltd.	1,854,047	1,451,365
Sun Hung Kai & Co., Ltd.	508,789	333,645
		1,785,010
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	1,360,669	378,912
Food & Staples Retailing 0.2%
Dairy Farm International Holdings Ltd.	117,840	941,542
Sun Art Retail Group Ltd.	1,381,122	1,276,117
		2,217,659
Food, Beverage & Tobacco 0.3%
C.P. Pokphand Co., Ltd.	2,858,529	238,442
Tingyi Cayman Islands Holding Corp.	1,245,826	1,522,020
Uni-President China Holdings Ltd.	397,988	297,248
Vitasoy International Holdings Ltd.	190,648	398,791
WH Group Ltd.	1,292,647	1,210,957
		3,667,458
Materials 0.2%
Huabao International Holdings Ltd. *	1,299,472	755,424
MMG Ltd. *	1,799,588	593,516
Shougang Fushan Resources Group Ltd.	2,517,776	423,267
		1,772,207
Media 0.1%
Television Broadcasts Ltd.	197,498	743,870
Real Estate 0.8%
Great Eagle Holdings Ltd.	89,060	438,874
Hang Lung Group Ltd.	332,490	1,378,184
Hang Lung Properties Ltd.	677,649	1,752,289
Security	Number of Shares	Value ($)
Henderson Land Development Co., Ltd.	172,446	1,114,240
Hysan Development Co., Ltd.	99,496	469,872
Kerry Properties Ltd.	326,490	1,154,297
Shui On Land Ltd.	1,751,782	424,881
Sino Land Co., Ltd.	732,114	1,273,985
Swire Properties Ltd.	260,817	870,232
		8,876,854
Retailing 0.2%
Chow Tai Fook Jewellery Group Ltd.	715,682	748,520
Giordano International Ltd.	1,073,516	577,230
Luk Fook Holdings International Ltd.	319,534	1,086,648
Sa Sa International Holdings Ltd.	937,710	444,039
		2,856,437
Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	98,398	1,411,738
Semiconductor Manufacturing International Corp. *	881,941	929,199
		2,340,937
Technology Hardware & Equipment 0.3%
AAC Technologies Holdings, Inc. (b)	77,061	816,847
FIH Mobile Ltd.	2,608,658	820,180
Ju Teng International Holdings Ltd.	1,127,839	471,835
Truly International Holdings Ltd. (a)	1,291,838	439,319
VTech Holdings Ltd.	97,699	1,488,219
		4,036,400
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,089,023	331,216
PCCW Ltd.	2,175,265	1,267,342
SmarTone Telecommunications Holdings Ltd.	207,296	277,727
		1,876,285
Transportation 0.4%
Cathay Pacific Airways Ltd.	1,008,186	1,474,930
Kerry Logistics Network Ltd.	220,793	324,710
Orient Overseas International Ltd. *	292,878	1,858,571
Pacific Basin Shipping Ltd. *	4,319,636	864,764
SITC International Holdings Co., Ltd.	606,051	440,202
		4,963,177
Utilities 0.0%
HK Electric Investments & HK Electric Investments Ltd.	355,249	325,504
		48,835,246

Ireland 0.9%
Banks 0.0%
Permanent TSB Group Holdings plc *(a)	136,802	430,735
Capital Goods 0.2%
AerCap Holdings N.V. *	32,903	1,448,390
Fly Leasing Ltd. ADR *	36,425	469,154
Kingspan Group plc	31,357	1,087,800
		3,005,344
Consumer Services 0.1%
Paddy Power Betfair plc	7,376	773,445
Food & Staples Retailing 0.1%
Total Produce plc	312,531	722,212
Food, Beverage & Tobacco 0.2%
C&C Group plc	145,405	555,927
Glanbia plc	44,443	904,569
Origin Enterprises plc	72,881	551,555
		2,012,051

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
UDG Healthcare plc	92,738	977,515
Materials 0.1%
James Hardie Industries plc CDI	64,055	933,686
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	9,970	938,177
Jazz Pharmaceuticals plc *	3,632	528,674
		1,466,851
Transportation 0.0%
Irish Continental Group plc	61,978	370,425
		10,692,264

Israel 1.1%
Banks 0.2%
First International Bank of Israel Ltd.	33,320	585,475
Israel Discount Bank Ltd., A Shares *	547,583	1,423,998
Mizrahi Tefahot Bank Ltd.	42,754	761,872
		2,771,345
Capital Goods 0.1%
Elbit Systems Ltd.	5,687	691,734
Shikun & Binui Ltd.	192,898	468,769
		1,160,503
Energy 0.2%
Delek Group Ltd.	3,765	918,033
Oil Refineries Ltd.	1,259,044	535,378
Paz Oil Co., Ltd.	5,825	1,001,308
		2,454,719
Insurance 0.1%
Harel Insurance Investments & Financial Services Ltd.	96,397	567,874
Materials 0.1%
The Israel Corp., Ltd. *	6,150	1,148,053
Real Estate 0.1%
Azrieli Group Ltd.	6,905	371,266
Gazit-Globe Ltd.	36,113	352,324
		723,590
Retailing 0.0%
Delek Automotive Systems Ltd.	28,786	252,456
Software & Services 0.1%
NICE Ltd.	13,122	1,021,420
Telecommunication Services 0.2%
B Communications Ltd.	28,249	573,871
Cellcom Israel Ltd. *	91,750	893,055
Partner Communications Co., Ltd. *	120,394	666,720
		2,133,646
		12,233,606

Italy 3.1%
Automobiles & Components 0.3%
Brembo S.p.A.	29,035	462,649
Ferrari N.V.	29,008	2,511,701
Piaggio & C S.p.A.	176,464	385,755
		3,360,105
Banks 0.4%
Banca Carige S.p.A. *(a)	2,535,012	665,050
Banca Popolare di Sondrio Scarl	400,381	1,540,682
Credito Valtellinese S.p.A. (a)	97,601	372,499
Mediobanca S.p.A.	205,869	1,953,858
		4,532,089
Security	Number of Shares	Value ($)
Capital Goods 0.3%
Astaldi S.p.A. (a)	75,818	473,178
C.I.R. - Compagnie Industriali Riunite S.p.A	367,436	557,795
Danieli & C Officine Meccaniche S.p.A.	7,268	183,481
Danieli & C Officine Meccaniche S.p.A. - RSP	29,309	557,649
Interpump Group S.p.A.	19,238	564,408
Italmobiliare S.p.A.	40,734	1,112,613
Salini Impregilo S.p.A	127,561	459,016
Trevi Finanziaria Industriale S.p.A. *(a)	271,123	222,866
		4,131,006
Consumer Durables & Apparel 0.2%
De'Longhi S.p.A.	19,082	635,577
PRADA S.p.A.	248,186	1,046,258
Safilo Group S.p.A. *	51,413	384,463
Tod's S.p.A. (a)	10,426	711,649
		2,777,947
Consumer Services 0.1%
Autogrill S.p.A.	69,293	843,873
Diversified Financials 0.2%
Anima Holding S.p.A.	56,303	358,666
Azimut Holding S.p.A.	33,751	685,052
Banca Generali S.p.A.	18,176	525,076
Cerved Information Solutions S.p.A.	42,046	448,458
		2,017,252
Energy 0.1%
Saras S.p.A.	381,077	923,035
Food & Staples Retailing 0.0%
MARR S.p.A.	16,241	395,942
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	132,936	930,554
Parmalat S.p.A.	178,349	609,281
		1,539,835
Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	4,810	372,940
Insurance 0.3%
Societa Cattolica di Assicurazioni Scarl	99,582	861,686
Unipol Gruppo Finanziario S.p.A.	366,708	1,529,043
UnipolSai Assicurazioni S.p.A.	435,649	987,613
		3,378,342
Materials 0.1%
Buzzi Unicem S.p.A.	35,480	922,026
Media 0.1%
RCS MediaGroup S.p.A. *	455,235	694,664
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	19,054	767,273
Real Estate 0.0%
Beni Stabili S.p.A.	491,191	336,102
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	54,673	393,778
Transportation 0.2%
Ansaldo STS S.p.A. *	27,864	360,957
ASTM S.p.A.	50,702	871,750
Societa Iniziative Autostradali e Servizi S.p.A.	65,890	737,229
		1,969,936
Utilities 0.6%
A2A S.p.A.	1,167,589	1,932,668
ACEA S.p.A.	32,824	537,049
ERG S.p.A.	70,084	950,442

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hera S.p.A.	574,945	1,894,321
Iren S.p.A.	491,193	1,185,336
		6,499,816
		35,855,961

Japan 37.4%
Automobiles & Components 2.3%
Aisan Industry Co., Ltd.	45,381	361,538
Akebono Brake Industry Co., Ltd. *	178,849	566,055
Eagle Industry Co., Ltd.	24,131	390,382
Exedy Corp.	35,370	967,529
FCC Co., Ltd.	36,051	697,972
Futaba Industrial Co., Ltd.	116,750	911,111
G-Tekt Corp.	28,009	515,679
Kasai Kogyo Co., Ltd.	27,297	334,224
Keihin Corp.	60,023	824,478
KYB Corp.	235,358	1,151,410
Mitsuba Corp.	29,967	517,042
Musashi Seimitsu Industry Co., Ltd.	20,166	519,354
Nifco, Inc.	14,899	762,566
Nippon Seiki Co., Ltd.	37,863	796,053
Nissan Shatai Co., Ltd.	129,831	1,310,226
Nissin Kogyo Co., Ltd.	47,236	747,934
NOK Corp.	71,375	1,564,525
Pacific Industrial Co., Ltd.	33,168	437,001
Piolax, Inc.	14,501	365,459
Press Kogyo Co., Ltd.	142,165	638,929
Sanden Holdings Corp. *	141,693	386,954
Showa Corp. *	107,016	1,043,209
Sumitomo Riko Co., Ltd.	60,391	624,198
Tachi-S Co., Ltd.	40,120	700,925
Takata Corp. *(a)	145,581	641,117
Tokai Rika Co., Ltd.	57,543	1,057,353
Topre Corp.	16,323	462,745
Toyo Tire & Rubber Co., Ltd.	82,989	1,599,969
Toyoda Gosei Co., Ltd.	67,255	1,618,961
Toyota Boshoku Corp.	61,163	1,181,944
TPR Co., Ltd.	12,855	433,014
TS Tech Co., Ltd.	46,159	1,300,224
Unipres Corp.	56,777	1,309,231
Yorozu Corp.	34,233	520,065
		27,259,376
Banks 1.8%
Fukuoka Financial Group, Inc.	335,698	1,511,757
Hokuhoku Financial Group, Inc.	64,316	946,260
Mebuki Financial Group, Inc.	277,083	1,084,930
Nishi-Nippon Financial Holdings, Inc.	85,958	842,596
North Pacific Bank Ltd.	411,125	1,420,172
Senshu Ikeda Holdings, Inc.	73,980	302,382
Seven Bank Ltd.	164,545	602,620
Shinsei Bank Ltd.	428,174	693,070
Suruga Bank Ltd.	28,744	624,084
The 77 Bank Ltd.	89,492	392,491
The Awa Bank Ltd.	59,331	406,682
The Bank of Kyoto Ltd.	75,884	641,602
The Chiba Bank Ltd.	262,387	1,724,966
The Chugoku Bank Ltd.	52,429	737,709
The Daishi Bank Ltd.	94,820	402,997
The Gunma Bank Ltd.	142,237	756,299
The Hachijuni Bank Ltd.	137,869	794,163
The Hiroshima Bank Ltd.	136,588	558,283
The Hokkoku Bank Ltd.	105,918	369,710
The Hyakugo Bank Ltd.	75,845	299,717
The Iyo Bank Ltd.	84,020	605,543
The Juroku Bank Ltd.	132,690	387,565
The Keiyo Bank Ltd.	88,684	360,879
The Kiyo Bank Ltd.	46,791	765,429
Security	Number of Shares	Value ($)
The Musashino Bank Ltd.	13,133	390,718
The Nanto Bank Ltd. (a)	9,025	264,829
The Ogaki Kyoritsu Bank Ltd.	109,541	309,054
The San-In Godo Bank Ltd.	42,614	320,997
The Shiga Bank Ltd.	69,697	343,490
The Shizuoka Bank Ltd.	157,070	1,306,727
Yamaguchi Financial Group, Inc.	75,845	870,347
		21,038,068
Capital Goods 7.0%
Aica Kogyo Co., Ltd.	25,188	735,699
Amada Holdings Co., Ltd.	122,121	1,424,570
Asahi Diamond Industrial Co., Ltd.	53,052	389,069
Bunka Shutter Co., Ltd.	39,536	311,755
Central Glass Co., Ltd.	207,988	848,240
Chiyoda Corp.	125,121	704,891
Chudenko Corp.	16,247	412,401
CKD Corp.	33,056	506,967
COMSYS Holdings Corp.	82,655	1,753,480
Daifuku Co., Ltd.	28,596	872,736
Daihen Corp.	60,847	464,943
DMG Mori Co., Ltd.	56,444	889,139
Fuji Machine Manufacturing Co., Ltd.	47,251	732,362
Fujikura Ltd.	252,494	2,166,811
Fujitec Co., Ltd.	37,133	430,479
Furukawa Co., Ltd.	187,569	330,750
Futaba Corp.	22,007	380,896
Glory Ltd.	28,782	978,617
GS Yuasa Corp.	245,329	1,102,577
Hazama Ando Corp.	74,724	540,572
Hitachi Koki Co., Ltd.	39,698	311,237
Hitachi Zosen Corp.	170,224	805,056
Hoshizaki Corp.	11,313	997,439
Inaba Denki Sangyo Co., Ltd.	25,508	939,957
Inabata & Co., Ltd.	91,730	1,122,310
Iseki & Co., Ltd.	188,953	381,033
Iwatani Corp.	224,777	1,469,582
Kanamoto Co., Ltd.	18,357	504,637
Kandenko Co., Ltd.	96,670	987,811
Kanematsu Corp.	845,680	1,659,471
Keihan Holdings Co., Ltd.	141,136	934,228
Kinden Corp.	124,799	1,916,252
Kitz Corp.	80,959	668,405
Komori Corp.	31,772	420,332
Kumagai Gumi Co., Ltd.	149,778	465,919
Kurita Water Industries Ltd.	62,951	1,668,485
Kuroda Electric Co., Ltd.	40,017	765,709
Kyowa Exeo Corp.	85,572	1,423,814
Kyudenko Corp.	17,599	625,438
Mabuchi Motor Co., Ltd.	13,104	739,422
Maeda Corp.	70,123	759,029
Maeda Road Construction Co., Ltd.	50,756	1,029,486
Makino Milling Machine Co., Ltd.	65,754	542,276
Meidensha Corp.	113,886	384,134
Minebea Mitsumi, Inc.	230,036	3,758,874
Mirait Holdings Corp.	88,450	896,618
MISUMI Group, Inc.	67,671	1,529,841
Mitsui Engineering & Shipbuilding Co., Ltd.	929,673	1,277,843
Miura Co., Ltd.	25,130	490,851
Nabtesco Corp.	49,572	1,456,879
Nachi-Fujikoshi Corp.	126,218	638,024
Namura Shipbuilding Co., Ltd.	74,191	402,537
Nichias Corp.	62,197	740,166
Nichiha Corp.	19,109	693,789
Nippo Corp.	43,526	886,776
Nippon Densetsu Kogyo Co., Ltd.	24,593	503,936
Nippon Sheet Glass Co., Ltd. *	194,247	1,491,303
Nippon Steel & Sumikin Bussan Corp.	26,999	1,276,889
Nishimatsu Construction Co., Ltd.	163,438	900,065

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nishio Rent All Co., Ltd.	13,336	373,242
Nisshinbo Holdings, Inc.	137,584	1,302,622
Nitta Corp.	13,303	398,783
Nitto Kogyo Corp.	25,139	408,507
Noritz Corp.	29,855	565,054
NTN Corp.	359,456	1,648,001
Oiles Corp.	18,548	319,351
OKUMA Corp.	64,447	578,703
Okumura Corp.	95,986	647,516
OSG Corp.	26,384	537,534
Penta-Ocean Construction Co., Ltd.	135,800	772,421
Ryobi Ltd.	127,607	515,805
Sanki Engineering Co., Ltd.	47,174	501,665
Sankyo Tateyama, Inc.	38,455	559,864
Sanwa Holdings Corp.	95,536	1,055,704
Seibu Holdings, Inc.	92,462	1,720,729
Shinmaywa Industries Ltd.	88,361	708,742
Sintokogio Ltd.	46,843	476,965
Sumitomo Mitsui Construction Co., Ltd.	374,209	419,604
Tadano Ltd.	47,245	580,176
Taihei Dengyo Kaisha Ltd.	31,776	355,158
Taikisha Ltd.	20,891	575,242
Takara Standard Co., Ltd.	29,462	486,482
Takasago Thermal Engineering Co., Ltd.	34,339	552,107
Takuma Co., Ltd.	34,136	321,033
The Japan Steel Works Ltd.	50,309	730,626
The Nippon Road Co., Ltd.	81,173	432,345
THK Co., Ltd.	58,473	1,636,514
Toa Corp.	15,296	277,606
Toda Corp.	133,561	843,022
TOKAI Holdings Corp.	67,577	498,035
Toshiba Machine Co., Ltd.	106,734	471,006
Toshiba Plant Systems & Services Corp.	22,348	333,042
Totetsu Kogyo Co., Ltd.	13,001	407,365
Toyo Engineering Corp.	114,587	266,301
Trusco Nakayama Corp.	28,880	647,668
Tsubakimoto Chain Co.	77,211	661,898
Ushio, Inc.	70,755	909,831
Wakita & Co., Ltd.	37,015	407,019
Yamazen Corp.	68,622	675,764
Yuasa Trading Co., Ltd.	21,692	666,933
Yurtec Corp.	39,503	263,984
		80,952,776
Commercial & Professional Services 0.7%
Aeon Delight Co., Ltd.	14,578	467,983
Daiseki Co., Ltd.	15,626	335,453
Duskin Co., Ltd.	44,534	1,116,723
Kokuyo Co., Ltd.	69,848	929,117
Meitec Corp.	12,240	520,769
Nomura Co., Ltd.	23,402	494,768
Okamura Corp.	44,174	398,259
Park24 Co., Ltd.	26,279	734,296
Relia, Inc.	39,698	438,676
Sato Holdings Corp.	18,797	427,324
Sohgo Security Services Co., Ltd.	21,987	1,029,910
Temp Holdings Co., Ltd.	49,972	988,278
Toppan Forms Co., Ltd.	56,755	594,828
		8,476,384
Consumer Durables & Apparel 2.0%
Alpine Electronics, Inc.	57,966	830,295
Asics Corp.	46,824	785,869
Casio Computer Co., Ltd.	95,389	1,483,647
Foster Electric Co., Ltd.	34,233	512,636
Fujitsu General Ltd.	24,548	567,611
Funai Electric Co., Ltd. (a)	73,644	575,380
Gunze Ltd.	170,075	605,955
Haseko Corp.	126,055	1,602,689
Heiwa Corp.	30,359	661,345
Security	Number of Shares	Value ($)
JVC Kenwood Corp.	303,805	799,451
Kurabo Industries Ltd.	264,306	626,199
Misawa Homes Co., Ltd.	53,136	470,889
Mizuno Corp.	118,676	673,948
Onward Holdings Co., Ltd.	146,293	1,055,675
PanaHome Corp.	77,985	866,696
Pioneer Corp. *	544,663	980,132
Rinnai Corp.	13,034	1,173,926
Sangetsu Corp.	39,725	704,083
Sankyo Co., Ltd.	31,362	1,053,577
Sanyo Shokai Ltd.	284,074	408,444
Seiko Holdings Corp.	146,067	607,594
Seiren Co., Ltd.	26,843	396,631
Tamron Co., Ltd.	21,609	393,548
The Japan Wool Textile Co., Ltd.	40,082	310,986
Token Corp.	6,155	554,359
Tomy Co., Ltd.	58,546	752,836
TSI Holdings Co., Ltd.	91,306	602,734
Wacoal Holdings Corp.	85,567	1,098,749
Yamaha Corp.	50,982	1,650,455
		22,806,339
Consumer Services 0.9%
Doutor Nichires Holdings Co., Ltd.	26,444	567,451
Dynam Japan Holdings Co., Ltd.	382,870	696,712
HIS Co., Ltd.	27,162	768,794
Kyoritsu Maintenance Co., Ltd.	8,042	231,621
McDonald's Holdings Co. Japan, Ltd.	41,506	1,488,188
MOS Food Services, Inc.	12,301	379,314
Ohsho Food Service Corp.	8,036	296,849
Plenus Co., Ltd.	22,374	466,155
Resorttrust, Inc.	19,882	369,287
Round One Corp.	77,599	800,655
Royal Holdings Co., Ltd.	19,511	416,562
Saizeriya Co., Ltd.	23,569	673,491
Skylark Co., Ltd.	62,188	979,060
St Marc Holdings Co., Ltd.	9,117	280,307
Tokyo Dome Corp.	37,860	338,938
Yoshinoya Holdings Co., Ltd.	53,921	873,775
Zensho Holdings Co., Ltd.	45,679	833,156
		10,460,315
Diversified Financials 0.7%
Acom Co., Ltd. *	62,330	263,783
AEON Financial Service Co., Ltd.	47,239	971,820
Credit Saison Co., Ltd.	78,445	1,458,452
Fuyo General Lease Co., Ltd.	8,044	435,715
Hitachi Capital Corp.	19,555	454,459
Jaccs Co., Ltd.	72,209	309,509
Japan Exchange Group, Inc.	48,184	779,937
Mitsubishi UFJ Lease & Finance Co., Ltd.	130,848	668,528
Okasan Securities Group, Inc.	68,736	413,342
SBI Holdings, Inc.	66,600	863,629
Tokai Tokyo Financial Holdings, Inc.	75,810	394,869
Tokyo Century Corp.	14,519	550,773
		7,564,816
Energy 0.3%
Fuji Oil Co., Ltd.	190,679	577,632
Itochu Enex Co., Ltd.	110,935	911,877
Japan Petroleum Exploration Co., Ltd.	38,829	783,005
Nippon Gas Co., Ltd.	13,021	436,840
Shinko Plantech Co., Ltd.	48,846	355,573
		3,064,927
Food & Staples Retailing 1.8%
Ain Holdings, Inc.	7,745	624,026
Arcs Co., Ltd.	65,926	1,428,392
Axial Retailing, Inc.	11,325	454,700
Belc Co., Ltd.	9,722	457,154
Cawachi Ltd.	25,750	643,372

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cocokara fine, Inc.	26,734	1,353,804
Cosmos Pharmaceutical Corp.	2,914	615,818
Create SD Holdings Co., Ltd.	14,412	341,452
FamilyMart UNY Holdings Co., Ltd.	54,006	3,037,639
Heiwado Co., Ltd.	42,175	913,407
Kato Sangyo Co., Ltd.	47,565	1,207,351
Life Corp.	12,253	330,965
Matsumotokiyoshi Holdings Co., Ltd.	30,339	1,777,788
Ministop Co., Ltd.	19,665	402,423
Mitsubishi Shokuhin Co., Ltd.	31,414	938,855
San-A Co., Ltd.	12,251	558,349
Sugi Holdings Co., Ltd.	20,281	1,082,045
Sundrug Co., Ltd.	29,522	1,150,606
Tsuruha Holdings, Inc.	14,419	1,601,169
Valor Holdings Co., Ltd.	42,503	974,319
Welcia Holdings Co., Ltd.	18,614	681,708
Yaoko Co., Ltd.	10,551	443,183
Yokohama Reito Co., Ltd.	48,986	470,436
		21,488,961
Food, Beverage & Tobacco 2.2%
Calbee, Inc.	21,400	830,185
DyDo Group Holdings, Inc.	10,493	524,721
Ezaki Glico Co., Ltd.	19,441	1,098,759
Fuji Oil Holdings, Inc.	47,490	1,157,779
Hokuto Corp.	15,287	277,443
House Foods Group, Inc.	41,468	1,042,090
Ito En Ltd.	30,689	1,271,019
Kagome Co., Ltd.	32,502	1,038,971
Kikkoman Corp.	48,116	1,509,812
Marudai Food Co., Ltd.	92,426	429,597
Maruha Nichiro Corp.	24,881	713,232
Megmilk Snow Brand Co., Ltd.	35,801	1,084,535
Morinaga & Co., Ltd.	10,481	625,533
Morinaga Milk Industry Co., Ltd.	216,584	1,821,433
Nichirei Corp.	70,454	2,019,616
Nippon Flour Mills Co., Ltd.	50,770	806,186
Nippon Suisan Kaisha Ltd.	186,828	976,503
Nissin Foods Holdings Co., Ltd.	27,479	1,736,928
Prima Meat Packers Ltd.	140,187	782,162
Sapporo Holdings Ltd.	48,535	1,408,847
Takara Holdings, Inc.	75,479	786,289
The Nisshin Oillio Group Ltd.	190,032	1,123,850
Warabeya Nichiyo Holdings Co., Ltd.	25,688	714,298
Yakult Honsha Co., Ltd.	26,405	1,869,613
		25,649,401
Health Care Equipment & Services 0.8%
BML, Inc.	13,877	283,726
Hogy Medical Co., Ltd.	5,553	376,109
Miraca Holdings, Inc.	31,744	1,336,242
NichiiGakkan Co., Ltd.	52,091	498,841
Nihon Kohden Corp.	30,675	685,427
Nikkiso Co., Ltd.	37,490	360,712
Nipro Corp.	77,593	1,084,765
Paramount Bed Holdings Co., Ltd.	12,685	550,026
Ship Healthcare Holdings, Inc.	23,896	666,629
Sysmex Corp.	21,326	1,268,934
Toho Holdings Co., Ltd.	63,406	1,287,787
Vital KSK Holdings, Inc.	77,899	668,501
		9,067,699
Household & Personal Products 0.5%
Earth Chemical Co., Ltd.	7,201	382,890
Fancl Corp.	30,902	580,958
Kobayashi Pharmaceutical Co., Ltd.	17,664	1,043,052
Kose Corp.	6,509	703,373
Lion Corp.	59,498	1,261,141
Mandom Corp.	10,145	530,254
Security	Number of Shares	Value ($)
Pigeon Corp.	19,443	671,631
Pola Orbis Holdings, Inc.	25,884	725,599
		5,898,898
Insurance 0.2%
Japan Post Insurance Co., Ltd.	32,137	690,778
Sony Financial Holdings, Inc.	68,941	1,062,932
		1,753,710
Materials 3.9%
ADEKA Corp.	63,626	926,902
Aichi Steel Corp.	13,704	525,433
Asahi Holdings, Inc.	35,270	601,840
Chuetsu Pulp & Paper Co., Ltd.	136,823	299,418
Chugoku Marine Paints Ltd.	56,779	413,834
Daido Steel Co., Ltd.	266,898	1,462,587
Daio Paper Corp. (a)	72,213	886,786
FP Corp.	10,189	538,082
Fuji Seal International, Inc.	24,969	627,922
Fujimori Kogyo Co., Ltd.	16,275	490,082
Godo Steel Ltd.	18,123	291,876
Hitachi Chemical Co., Ltd.	66,840	1,846,509
Hitachi Metals Ltd.	127,588	1,701,789
Hokuetsu Kishu Paper Co., Ltd.	116,060	893,132
Ishihara Sangyo Kaisha Ltd. *	43,952	422,092
Kansai Paint Co., Ltd.	57,269	1,240,306
Kureha Corp.	13,764	689,538
Kyoei Steel Ltd.	20,225	307,257
Lintec Corp.	46,369	1,100,679
Maruichi Steel Tube Ltd.	22,074	647,738
Mitsubishi Gas Chemical Co., Inc.	105,937	2,188,001
Nihon Parkerizing Co., Ltd.	44,741	662,305
Nippon Kayaku Co., Ltd.	85,728	1,192,292
Nippon Light Metal Holdings Co., Ltd.	487,298	1,141,296
Nippon Paint Holdings Co., Ltd.	19,838	790,219
Nippon Shokubai Co., Ltd.	20,541	1,255,660
Nippon Soda Co., Ltd.	112,458	573,553
Nissan Chemical Industries Ltd.	36,306	1,275,479
Nisshin Steel Co., Ltd.	92,281	1,018,066
Nittetsu Mining Co., Ltd.	9,386	472,759
NOF Corp.	84,059	1,093,067
Pacific Metals Co., Ltd. *	129,372	333,418
Rengo Co., Ltd.	217,952	1,223,929
Sakai Chemical Industry Co., Ltd.	101,058	377,420
Sakata INX Corp.	31,379	496,287
Sanyo Chemical Industries Ltd.	11,268	522,719
Sanyo Special Steel Co., Ltd.	102,688	539,510
Sumitomo Bakelite Co., Ltd.	169,167	1,177,905
Sumitomo Osaka Cement Co., Ltd.	277,219	1,213,311
Taiyo Nippon Sanso Corp.	67,903	690,175
Toagosei Co., Ltd.	90,266	1,015,426
Toho Zinc Co., Ltd.	117,634	453,154
Tokai Carbon Co., Ltd.	185,645	953,532
Tokuyama Corp. *	315,219	1,396,729
Tokyo Ohka Kogyo Co., Ltd.	18,394	647,869
Tokyo Steel Manufacturing Co., Ltd.	62,704	498,411
Topy Industries Ltd.	24,118	637,055
Toyo Ink SC Holdings Co., Ltd.	182,099	917,205
Toyo Kohan Co., Ltd.	101,818	358,161
Toyobo Co., Ltd.	766,294	1,351,244
UACJ Corp.	205,874	536,164
Yamato Kogyo Co., Ltd.	27,332	656,700
Yodogawa Steel Works Ltd.	21,018	573,037
Zeon Corp.	126,822	1,297,063
		45,442,923
Media 0.6%
Asatsu-DK, Inc.	49,802	1,223,152
Avex Group Holdings, Inc.	37,563	484,037
CyberAgent, Inc.	27,734	1,003,174

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Daiichikosho Co., Ltd.	20,571	995,206
SKY Perfect JSAT Holdings, Inc.	124,415	545,655
Toei Co., Ltd.	30,981	290,801
Toho Co., Ltd.	37,108	1,098,962
Tokyo Broadcasting System Holdings, Inc.	26,638	442,020
TV Asahi Holdings Corp.	20,562	360,349
		6,443,356
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Hisamitsu Pharmaceutical Co., Inc.	18,887	951,310
Kaken Pharmaceutical Co., Ltd.	10,153	585,759
Kissei Pharmaceutical Co., Ltd.	16,962	435,918
KYORIN Holdings, Inc.	25,346	522,803
Mochida Pharmaceutical Co., Ltd.	7,687	544,280
Nichi-iko Pharmaceutical Co., Ltd.	19,455	284,300
Nippon Shinyaku Co., Ltd.	6,346	370,712
Ono Pharmaceutical Co., Ltd.	58,663	1,221,162
Rohto Pharmaceutical Co., Ltd.	44,876	934,976
Santen Pharmaceutical Co., Ltd.	92,019	1,268,969
Sawai Pharmaceutical Co., Ltd.	10,498	568,640
Sumitomo Dainippon Pharma Co., Ltd.	62,642	957,318
Taisho Pharmaceutical Holdings Co., Ltd.	16,639	1,301,509
Tsumura & Co.	32,896	1,203,276
		11,150,932
Real Estate 1.4%
Activia Properties, Inc.	54	249,528
Advance Residence Investment Corp.	217	576,521
Aeon Mall Co., Ltd.	54,281	1,017,539
Daikyo, Inc.	259,680	528,354
Frontier Real Estate Investment Corp.	85	372,406
Hulic Co., Ltd.	34,980	330,868
Japan Excellent, Inc.	232	275,459
Japan Prime Realty Investment Corp.	118	451,897
Japan Real Estate Investment Corp.	203	1,068,373
Kenedix Office Investment Corp.	101	563,521
Leopalace21 Corp.	213,201	1,257,015
Mori Trust Sogo REIT, Inc.	182	295,584
Nippon Accommodations Fund, Inc.	107	475,566
Nippon Building Fund, Inc.	262	1,397,839
Nippon Prologis REIT, Inc.	165	359,140
Nomura Real Estate Holdings, Inc.	88,475	1,908,951
NTT Urban Development Corp.	37,863	369,095
Orix JREIT, Inc.	359	569,414
Relo Group, Inc.	25,852	521,318
Tokyo Tatemono Co., Ltd.	66,467	913,594
Tokyu Fudosan Holdings Corp.	282,097	1,693,832
Tokyu REIT, Inc.	213	265,419
United Urban Investment Corp.	428	630,863
		16,092,096
Retailing 2.6%
ABC-Mart, Inc.	9,050	529,489
Adastria Co., Ltd.	16,324	432,807
Alpen Co., Ltd.	22,722	397,381
AOKI Holdings, Inc.	37,824	490,821
Aoyama Trading Co., Ltd.	34,915	1,261,341
Arcland Sakamoto Co., Ltd.	30,733	405,753
ASKUL Corp.	11,541	339,180
Autobacs Seven Co., Ltd.	89,409	1,412,466
Bic Camera, Inc.	75,393	802,438
Canon Marketing Japan, Inc.	54,081	1,133,605
Chiyoda Co., Ltd.	26,338	661,159
DCM Holdings Co., Ltd.	135,259	1,186,429
Doshisha Co., Ltd.	21,626	407,938
EDION Corp. (a)	164,163	1,569,112
Fuji Co., Ltd.	19,198	480,710
Geo Holdings Corp.	79,632	840,354
H2O Retailing Corp.	90,836	1,525,365
Hikari Tsushin, Inc.	9,392	952,916
Security	Number of Shares	Value ($)
IDOM, Inc.	68,146	375,285
Izumi Co., Ltd.	19,170	1,045,305
Joyful Honda Co., Ltd.	20,225	681,269
Kohnan Shoji Co., Ltd.	43,994	846,582
Komeri Co., Ltd.	32,675	829,691
Marui Group Co., Ltd.	107,754	1,569,758
Nojima Corp.	24,795	391,707
PALTAC Corp.	36,120	1,273,844
Rakuten, Inc.	124,701	1,517,815
Ryohin Keikaku Co., Ltd.	5,806	1,513,650
Sanrio Co., Ltd.	25,946	485,439
Seria Co., Ltd.	8,748	424,011
Shimachu Co., Ltd.	44,687	1,043,377
T-Gaia Corp.	24,922	460,872
United Arrows Ltd.	19,166	579,737
USS Co., Ltd.	59,497	1,199,248
Xebio Holdings Co., Ltd.	47,618	774,220
Yellow Hat Ltd.	16,676	402,178
		30,243,252
Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	34,644	619,980
Disco Corp.	6,959	1,201,943
Renesas Electronics Corp. *(a)	53,001	428,954
Sanken Electric Co., Ltd.	134,125	553,068
SCREEN Holdings Co., Ltd.	10,877	792,772
Shindengen Electric Manufacturing Co., Ltd.	82,658	410,356
Shinko Electric Industries Co., Ltd.	92,139	734,879
Sumco Corp.	85,980	1,423,605
Tokyo Seimitsu Co., Ltd.	18,087	622,336
Ulvac, Inc.	12,051	669,107
		7,457,000
Software & Services 2.0%
Capcom Co., Ltd.	23,108	546,434
DeNA Co., Ltd.	59,873	1,325,939
DTS Corp.	16,962	505,401
Fuji Soft, Inc.	20,315	600,715
Gree, Inc.	104,617	867,512
GungHo Online Entertainment, Inc.	169,557	424,717
Internet Initiative Japan, Inc.	18,447	360,816
Itochu Techno-Solutions Corp.	28,725	980,575
Konami Holdings Corp.	40,154	1,975,293
NEC Networks & System Integration Corp.	34,951	777,813
NET One Systems Co., Ltd.	112,612	1,077,393
Nexon Co., Ltd.	38,425	726,560
Nihon Unisys Ltd.	43,181	731,365
Nomura Research Institute Ltd.	43,299	1,650,362
NS Solutions Corp.	18,378	441,398
Obic Co., Ltd.	10,898	633,668
Oracle Corp. Japan *	8,317	490,363
Otsuka Corp.	29,081	1,790,854
SCSK Corp.	14,217	629,310
Square Enix Holdings Co., Ltd.	23,462	744,691
TIS, Inc.	67,147	1,949,106
TKC Corp.	12,024	343,589
Transcosmos, Inc.	23,411	505,119
Trend Micro, Inc.	32,351	1,626,546
Yahoo Japan Corp.	287,079	1,292,809
		22,998,348
Technology Hardware & Equipment 2.5%
Amano Corp.	31,421	707,779
Anritsu Corp.	132,013	1,143,631
Azbil Corp.	39,276	1,433,094
Canon Electronics, Inc.	27,295	526,722
Citizen Watch Co., Ltd.	231,624	1,514,348
Daiwabo Holdings Co., Ltd.	315,504	1,155,483
Eizo Corp.	12,774	507,679

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hamamatsu Photonics K.K.	36,072	1,149,829
Hirose Electric Co., Ltd.	9,873	1,319,554
Hitachi High-Technologies Corp.	39,800	1,583,578
Hitachi Kokusai Electric, Inc.	23,060	545,299
Hitachi Maxell Ltd.	50,111	985,136
Horiba Ltd.	16,515	1,012,540
Hosiden Corp.	95,803	1,089,842
Japan Aviation Electronics Industry Ltd.	52,127	700,935
Nichicon Corp.	40,637	398,708
Nippon Signal Co., Ltd.	40,162	386,058
Nissha Printing Co., Ltd. (a)	13,550	388,421
Oki Electric Industry Co., Ltd.	68,122	1,004,720
Riso Kagaku Corp.	18,797	382,790
Ryosan Co., Ltd.	33,470	1,209,139
Ryoyo Electro Corp.	26,973	393,918
Shimadzu Corp.	75,254	1,457,649
Siix Corp.	9,914	415,978
Taiyo Yuden Co., Ltd.	89,969	1,279,751
Topcon Corp.	34,700	634,789
Toshiba TEC Corp.	164,626	914,051
UKC Holdings Corp.	45,544	814,631
Wacom Co., Ltd.	104,590	331,026
Yaskawa Electric Corp.	82,146	1,637,943
Yokogawa Electric Corp.	104,912	1,822,453
		28,847,474
Transportation 1.4%
Fukuyama Transporting Co., Ltd.	127,895	818,824
Hitachi Transport System, Ltd.	43,318	979,292
Japan Airport Terminal Co., Ltd. (a)	14,896	584,606
Kamigumi Co., Ltd.	164,592	1,686,329
Keikyu Corp.	107,214	1,277,823
Keio Corp.	200,446	1,667,589
Keisei Electric Railway Co., Ltd.	40,754	1,040,732
Kintetsu World Express, Inc.	51,490	792,942
Konoike Transport Co., Ltd.	33,202	473,778
Mitsubishi Logistics Corp.	55,864	710,771
Mitsui-Soko Holdings Co., Ltd.	130,854	371,553
Nankai Electric Railway Co., Ltd.	179,609	951,765
Nippon Holdings Co., Ltd.	40,012	882,482
Nishi-Nippon Railroad Co., Ltd.	186,465	802,616
Sankyu, Inc.	210,942	1,318,089
Senko Group Holdings Co., Ltd.	82,626	507,330
Sotetsu Holdings, Inc.	138,215	661,172
The Sumitomo Warehouse Co., Ltd.	94,820	618,214
Trancom Co., Ltd.	5,989	318,446
Yusen Logistics Co., Ltd.	31,727	287,762
		16,752,115
Utilities 0.2%
Hokkaido Electric Power Co., Inc.	178,170	1,364,652
Shizuoka Gas Co., Ltd.	82,737	573,102
The Okinawa Electric Power Co., Inc.	39,353	964,030
		2,901,784
		433,810,950

Luxembourg 0.5%
Banks 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	—
Commercial & Professional Services 0.1%
IWG plc	176,006	755,036
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	372,303	1,502,599
Materials 0.3%
APERAM S.A.	34,176	1,639,847
Ternium S.A. ADR	58,461	1,521,155
		3,161,002
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	746	396,579
Retailing 0.0%
L'Occitane International S.A.	170,361	338,429
		6,153,645

Netherlands 2.3%
Banks 0.1%
ABN AMRO Group N.V.	64,090	1,654,349
Capital Goods 0.6%
Aalberts Industries N.V.	44,557	1,803,757
Arcadis N.V.	67,736	1,198,521
IMCD Group N.V.	9,804	539,985
Koninklijke BAM Groep N.V.	251,051	1,333,053
Sensata Technologies Holding N.V. *	27,498	1,111,744
TKH Group N.V.	19,107	959,557
		6,946,617
Commercial & Professional Services 0.0%
Brunel International N.V.	22,307	344,281
Consumer Durables & Apparel 0.0%
TomTom N.V. *	35,544	363,200
Diversified Financials 0.2%
Euronext N.V.	12,015	629,066
HAL Trust	6,559	1,334,983
		1,964,049
Energy 0.3%
Core Laboratories N.V.	6,947	710,261
Koninklijke Vopak N.V.	25,540	1,157,693
Nostrum Oil & Gas plc *	68,276	468,469
SBM Offshore N.V.	76,209	1,174,906
		3,511,329
Food & Staples Retailing 0.2%
X5 Retail Group N.V. GDR *	55,838	2,021,336
Food, Beverage & Tobacco 0.0%
Refresco Group N.V.	21,733	429,756
Materials 0.2%
Corbion N.V.	44,561	1,353,440
OCI N.V. *	31,742	759,387
		2,112,827
Media 0.1%
Altice N.V., A Shares *	30,945	770,942
Altice N.V., B Shares *	7,764	193,776
		964,718
Real Estate 0.2%
Eurocommercial Properties N.V.	12,357	514,826
NSI N.V.	95,383	413,159
Vastned Retail N.V.	10,082	399,637
Wereldhave N.V.	10,879	524,753
		1,852,375
Retailing 0.0%
Beter Bed Holding N.V.	13,390	229,997
Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	20,260	1,257,815
BE Semiconductor Industries N.V.	10,355	554,497
		1,812,312
Software & Services 0.1%
InterXion Holding N.V. *	9,234	410,451
Yandex N.V., Class A *	33,956	899,155
		1,309,606

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 0.1%
PostNL N.V.	248,022	1,213,497
		26,730,249

New Zealand 1.0%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	261,855	814,030
Energy 0.1%
Z Energy Ltd.	176,816	941,213
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	104,279	444,072
Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	72,657	551,781
Media 0.1%
SKY Network Television Ltd.	317,413	813,275
Real Estate 0.0%
Kiwi Property Group Ltd.	361,336	369,300
Telecommunication Services 0.1%
Chorus Ltd.	327,553	1,049,650
Transportation 0.2%
Air New Zealand Ltd.	524,539	1,068,477
Auckland International Airport Ltd.	124,607	618,194
Mainfreight Ltd.	36,407	585,273
		2,271,944
Utilities 0.4%
Contact Energy Ltd.	416,875	1,526,725
Genesis Energy Ltd.	296,899	481,505
Infratil Ltd.	471,404	1,017,120
Mercury NZ Ltd.	296,339	683,561
Meridian Energy Ltd.	415,061	839,580
		4,548,491
		11,803,756

Norway 1.3%
Automobiles & Components 0.0%
Kongsberg Automotive A.S.A. *	516,366	404,024
Banks 0.1%
SpareBank 1 SMN	79,827	658,717
Capital Goods 0.1%
Veidekke A.S.A.	43,190	582,027
Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	41,692	495,013
Diversified Financials 0.0%
Aker A.S.A., A Shares	14,215	524,894
Energy 0.4%
Aker Solutions A.S.A. *	194,225	960,471
BW LPG Ltd. (a)	94,568	385,350
Fred. Olsen Energy A.S.A. *(a)	374,199	750,851
Petroleum Geo-Services A.S.A. *	561,311	1,210,940
TGS Nopec Geophysical Co. A.S.A.	73,794	1,542,048
		4,849,660
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	63,565	539,620
Bakkafrost P/F	6,513	242,041
Leroy Seafood Group A.S.A.	98,150	530,232
Salmar A.S.A.	10,554	286,581
		1,598,474
Insurance 0.2%
Gjensidige Forsikring A.S.A.	91,359	1,477,381
Storebrand A.S.A.	166,136	1,087,861
		2,565,242
Security	Number of Shares	Value ($)
Materials 0.1%
Borregaard A.S.A.	46,027	543,751
Media 0.1%
Schibsted A.S.A., B Shares	21,649	470,384
Schibsted A.S.A., Class A	20,768	496,367
		966,751
Retailing 0.0%
XXL A.S.A. (a)	27,398	296,836
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(a)	5,986,416	781,140
Software & Services 0.1%
Atea A.S.A. *	86,807	1,061,588
		15,328,117

Portugal 0.5%
Banks 0.1%
Banco Comercial Portugues S.A. *	5,545,194	1,434,182
Banco Espirito Santo S.A. *(b)	45,383	—
		1,434,182
Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	175,936	538,125
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	867,079	894,103
Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	33,549	625,117
The Navigator Co. S.A.	193,240	875,713
		1,500,830
Media 0.0%
NOS, SGPS S.A.	75,400	461,497
Transportation 0.1%
CTT-Correios de Portugal S.A.	102,928	627,093
Utilities 0.1%
REN - Redes Energeticas Nacionais, SGPS, S.A.	202,248	653,400
		6,109,230

Singapore 2.0%
Capital Goods 0.4%
COSCO Shipping International Singapore Co., Ltd. *	1,849,274	347,558
Sembcorp Marine Ltd.	979,817	1,193,430
Singapore Technologies Engineering Ltd.	622,183	1,673,067
United Engineers Ltd.	260,684	495,590
Yangzijiang Shipbuilding Holdings Ltd.	1,797,380	1,650,045
		5,359,690
Consumer Services 0.2%
Genting Singapore plc	2,335,002	1,991,689
Diversified Financials 0.1%
Singapore Exchange Ltd.	142,689	749,855
Food & Staples Retailing 0.1%
Olam International Ltd.	581,069	861,061
Real Estate 0.7%
Ascendas Real Estate Investment Trust	472,606	895,061
CapitaLand Commercial Trust	398,916	478,676
CapitaLand Mall Trust	593,138	853,220
City Developments Ltd.	229,316	1,765,372
Global Logistic Properties Ltd.	470,460	986,218
Mapletree Greater China Commercial Trust	461,895	355,586
Mapletree Industrial Trust	266,422	351,468
Mapletree Logistics Trust	539,474	456,256
Suntec Real Estate Investment Trust	406,836	539,645

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UOL Group Ltd.	168,476	852,488
Wing Tai Holdings Ltd.	322,845	444,571
Yanlord Land Group Ltd.	333,323	452,976
		8,431,537
Semiconductors & Semiconductor Equipment 0.1%
Kulicke & Soffa Industries, Inc. *	34,981	774,829
Technology Hardware & Equipment 0.1%
Venture Corp., Ltd.	192,983	1,803,723
Telecommunication Services 0.1%
M1 Ltd.	268,676	438,924
StarHub Ltd.	297,702	581,029
		1,019,953
Transportation 0.2%
Hutchison Port Holdings Trust	3,231,770	1,308,867
SATS Ltd.	245,203	911,048
Singapore Post Ltd.	504,502	461,323
		2,681,238
		23,673,575

Spain 1.8%
Banks 0.2%
Bankia S.A.	1,065,338	1,226,724
Bankinter S.A.	175,313	1,615,755
		2,842,479
Capital Goods 0.4%
Construcciones y Auxiliar de Ferrocarriles S.A.	11,357	484,019
Fomento de Construcciones y Contratas S.A. *(a)	56,544	624,392
Gamesa Corp. Tecnologica S.A.	41,787	948,718
Obrascon Huarte Lain S.A. (a)	304,022	1,133,650
Sacyr S.A. *	309,221	926,323
Zardoya Otis S.A.	51,366	503,677
		4,620,779
Commercial & Professional Services 0.1%
Applus Services S.A.	36,342	465,879
Prosegur Cia de Seguridad S.A.	124,376	833,571
		1,299,450
Consumer Services 0.1%
Melia Hotels International S.A.	31,810	486,298
NH Hotel Group S.A. *	65,569	384,145
		870,443
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A.	23,201	837,474
Energy 0.1%
Tecnicas Reunidas S.A.	18,029	695,182
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	39,064	923,795
Viscofan S.A.	15,833	969,083
		1,892,878
Insurance 0.1%
Grupo Catalana Occidente S.A.	15,865	659,017
Materials 0.2%
Acerinox S.A.	110,491	1,494,072
Ence Energia y Celulosa S.A.	112,195	442,202
Vidrala S.A.	6,859	445,423
		2,381,697
Security	Number of Shares	Value ($)
Media 0.1%
Mediaset Espana Comunicacion S.A.	62,131	835,252
Promotora de Informaciones S.A., Class A *(a)	61,183	196,081
		1,031,333
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Almirall S.A.	18,070	314,346
Software & Services 0.1%
Indra Sistemas S.A. *	56,762	788,287
Telecommunication Services 0.0%
Cellnex Telecom SAU	21,825	457,712
Transportation 0.1%
Aena S.A.	8,736	1,765,307
Utilities 0.0%
EDP Renovaveis S.A.	57,150	449,535
		20,905,919

Sweden 2.3%
Capital Goods 0.5%
B&B Tools AB, B Shares	20,916	465,336
Indutrade AB	23,161	544,651
Inwido AB	25,262	369,830
Lindab International AB	26,676	293,667
Nibe Industrier AB, B Shares	67,707	633,363
Nolato AB, B Shares	11,793	428,898
Peab AB	136,092	1,617,416
Saab AB, Class B	22,133	1,153,722
		5,506,883
Commercial & Professional Services 0.2%
AF AB, B Shares	26,003	542,241
Intrum Justitia AB	21,567	731,414
Loomis AB, B Shares	30,608	1,155,518
		2,429,173
Consumer Durables & Apparel 0.4%
Husqvarna AB, B Shares	191,051	1,985,389
JM AB	40,078	1,510,259
Nobia AB	57,506	625,771
		4,121,419
Consumer Services 0.0%
Betsson AB *	116,756	565,341
Diversified Financials 0.2%
L E Lundbergfortagen AB, B Shares	16,097	1,266,421
Ratos AB, B Shares	223,579	1,100,498
		2,366,919
Energy 0.1%
Lundin Petroleum AB *	30,390	591,335
Food & Staples Retailing 0.1%
Axfood AB	44,729	749,694
ICA Gruppen AB	22,658	818,039
		1,567,733
Food, Beverage & Tobacco 0.1%
AAK AB	8,110	608,601
Health Care Equipment & Services 0.1%
Capio AB	93,744	556,521
Elekta AB, B Shares	84,012	843,025
		1,399,546
Materials 0.2%
BillerudKorsnas AB	59,684	953,568
Hexpol AB	53,864	561,924
Holmen AB, B Shares	17,710	797,614
		2,313,106

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Media 0.1%
Modern Times Group MTG AB, B Shares	28,465	981,427
Real Estate 0.2%
Castellum AB	57,477	859,339
Fabege AB	28,955	545,055
Kungsleden AB	42,046	254,942
Wihlborgs Fastigheter AB	15,243	312,415
		1,971,751
Retailing 0.1%
Bilia AB, A Shares	28,836	576,720
Clas Ohlson AB, B Shares	27,118	476,714
Mekonomen AB	16,762	322,681
		1,376,115
Telecommunication Services 0.0%
Com Hem Holding AB	37,125	499,850
Transportation 0.0%
SAS AB *(a)	145,090	267,601
		26,566,800

Switzerland 3.3%
Automobiles & Components 0.0%
Autoneum Holding AG	1,158	329,429
Banks 0.1%
Banque Cantonale Vaudoise	751	541,391
Valiant Holding AG	5,122	596,609
		1,138,000
Capital Goods 0.9%
Arbonia AG *	26,617	486,922
Belimo Holding AG	112	444,504
Bucher Industries AG	3,713	1,209,781
Burckhardt Compression Holding AG	858	269,136
Conzzeta AG	525	520,903
Daetwyler Holding AG	2,957	503,046
dormakaba Holding AG *	742	670,641
Georg Fischer AG	1,799	1,698,503
Implenia AG	7,317	566,424
OC Oerlikon Corp. AG *	107,109	1,361,625
Schweiter Technologies AG	368	463,637
SFS Group AG *	4,800	555,134
Sulzer AG	7,248	845,744
Zehnder Group AG	10,214	363,146
		9,959,146
Commercial & Professional Services 0.1%
DKSH Holding AG	13,643	1,144,966
Consumer Durables & Apparel 0.1%
Forbo Holding AG	405	669,314
Diversified Financials 0.3%
Cembra Money Bank AG *	6,911	651,779
GAM Holding AG *	112,245	1,542,926
Partners Group Holding AG	2,157	1,323,115
Vontobel Holding AG	7,275	454,523
		3,972,343
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG *	522	749,915
Emmi AG *	879	681,814
		1,431,729
Health Care Equipment & Services 0.2%
Sonova Holding AG	10,970	1,818,602
Straumann Holding AG	895	496,271
		2,314,873
Household & Personal Products 0.0%
Oriflame Holding AG *	12,774	524,065
Security	Number of Shares	Value ($)
Insurance 0.1%
Helvetia Holding AG	2,306	1,335,862
Materials 0.2%
EMS-Chemie Holding AG	1,277	898,143
Schmolz + Bickenbach AG *	911,514	829,035
		1,727,178
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Vifor Pharma AG	9,800	1,153,656
Real Estate 0.3%
Allreal Holding AG *	4,777	882,280
Mobimo Holding AG *	1,867	526,785
PSP Swiss Property AG	3,732	352,352
Swiss Prime Site AG *	15,570	1,435,424
		3,196,841
Retailing 0.2%
Dufry AG *	8,671	1,427,617
Valora Holding AG	2,638	869,745
		2,297,362
Software & Services 0.1%
Temenos Group AG *	6,970	649,059
Technology Hardware & Equipment 0.2%
Inficon Holding AG *	815	427,063
Kudelski S.A.	18,849	333,128
Logitech International S.A.	40,232	1,471,979
		2,232,170
Telecommunication Services 0.1%
Sunrise Communications Group AG *	13,909	1,157,226
Transportation 0.2%
Flughafen Zuerich AG	4,405	1,092,657
Panalpina Welttransport Holding AG	6,496	892,272
Wizz Air Holdings plc *	17,894	526,455
		2,511,384
Utilities 0.0%
BKW AG	7,056	429,537
		38,174,140

United Kingdom 11.6%
Banks 0.0%
The Paragon Group of Cos. plc	86,664	510,392
Capital Goods 1.7%
Bodycote plc	112,876	1,132,952
Chemring Group plc	251,536	586,120
Diploma plc	32,896	475,207
Fenner plc	224,378	906,639
Galliford Try plc	42,130	679,847
Grafton Group plc	149,723	1,500,858
Howden Joinery Group plc	158,262	925,517
Keller Group plc	57,525	638,281
Kier Group plc	35,415	574,231
Melrose Industries plc	774,292	2,391,478
Morgan Advanced Materials plc	195,411	753,266
QinetiQ Group plc	326,458	1,315,739
Rotork plc	314,865	957,655
Senior plc	284,755	864,974
SIG plc	998,803	1,988,263
Spirax-Sarco Engineering plc	21,713	1,590,726
Ultra Electronics Holdings plc	26,406	726,774
Vesuvius plc	181,385	1,356,952
		19,365,479
Commercial & Professional Services 1.2%
Berendsen plc	103,807	1,471,427
De La Rue plc	60,750	531,723
Hays plc	745,147	1,605,491

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HomeServe plc	82,657	784,290
IHS Markit Ltd. *	46,163	2,116,574
Interserve plc	257,061	746,669
Mitie Group plc	365,119	1,141,611
Pagegroup plc	192,271	1,168,832
PayPoint plc	20,227	246,890
Rentokil Initial plc	396,339	1,358,953
RPS Group plc	210,817	751,146
Serco Group plc *	750,211	1,149,592
WS Atkins plc	42,106	1,131,164
		14,204,362
Consumer Durables & Apparel 0.3%
Bellway plc	37,074	1,352,543
Bovis Homes Group plc	54,316	639,488
Coats Group plc	1,301,098	1,251,342
Crest Nicholson Holdings plc	65,931	537,493
		3,780,866
Consumer Services 0.9%
AA plc	248,849	750,123
Domino's Pizza Group plc	81,385	333,053
EI Group plc *	726,078	1,333,353
Greene King plc	137,246	1,336,807
Greggs plc	62,507	878,752
J.D. Wetherspoon plc	44,742	594,347
Ladbrokes Coral Group plc	676,216	1,040,570
Marston's plc	425,561	744,407
Merlin Entertainments plc	143,644	980,963
Mitchells & Butlers plc	162,434	511,025
SSP Group plc	73,788	463,995
The Restaurant Group plc	150,182	706,102
Thomas Cook Group plc	994,312	1,185,412
		10,858,909
Diversified Financials 1.5%
Aberdeen Asset Management plc	431,470	1,609,748
Ashmore Group plc	146,298	662,344
Brewin Dolphin Holdings plc	74,038	323,632
Close Brothers Group plc	44,367	916,982
Hargreaves Lansdown plc	22,726	410,147
IG Group Holdings plc	131,182	989,001
Intermediate Capital Group plc	134,497	1,532,276
International Personal Finance plc	273,135	564,166
Janus Henderson Group plc *(b)	62,721	1,961,928
Jupiter Fund Management plc	154,069	981,748
London Stock Exchange Group plc	33,893	1,498,581
NEX Group plc	135,143	1,124,414
Provident Financial plc	39,383	1,551,174
Schroders plc	34,122	1,390,653
SVG Capital plc *	60,673	579,220
TP ICAP plc	125,119	770,947
		16,866,961
Energy 0.3%
EnQuest plc *	1,901,397	865,250
Hunting plc	134,427	877,238
Premier Oil plc *(a)	1,478,161	1,102,004
Soco International plc	168,442	287,034
		3,131,526
Food & Staples Retailing 0.1%
Conviviality plc	141,877	626,394
Food, Beverage & Tobacco 0.3%
Britvic plc	77,260	698,172
Cranswick plc	26,041	996,763
Dairy Crest Group plc	104,590	824,975
Greencore Group plc	156,357	487,466
		3,007,376
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
LivaNova plc *	8,314	472,568
Spire Healthcare Group plc	78,474	346,467
STERIS plc	15,258	1,183,410
		2,002,445
Household & Personal Products 0.1%
McBride plc *	149,790	367,406
PZ Cussons plc	77,489	345,719
		713,125
Insurance 0.5%
esure Group plc	111,230	388,704
Hiscox Ltd.	119,068	1,887,570
Lancashire Holdings Ltd.	162,843	1,462,096
Novae Group plc	35,246	251,392
Saga plc	307,889	803,286
St. James's Place plc	80,350	1,216,728
		6,009,776
Materials 1.2%
Acacia Mining plc	49,631	184,141
Centamin plc	288,011	619,060
Croda International plc	35,586	1,820,593
Elementis plc	218,474	846,964
Essentra plc	115,164	854,858
Evraz plc *	506,855	1,243,217
Hill & Smith Holdings plc	24,591	456,822
KAZ Minerals plc *	338,006	2,117,165
Marshalls plc	62,488	332,517
Petropavlovsk plc *	4,780,627	489,404
Randgold Resources Ltd.	16,287	1,548,544
RPC Group plc	61,128	677,075
Synthomer plc	98,399	640,222
Vedanta Resources plc	187,097	1,476,974
Victrex plc	32,887	819,816
		14,127,372
Media 0.3%
Cineworld Group plc	50,184	465,157
Daily Mail & General Trust plc, A Shares	116,418	1,036,249
Trinity Mirror plc	373,473	501,420
UBM plc	111,076	1,036,736
		3,039,562
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	14,079	340,423
Indivior plc	265,826	1,117,699
		1,458,122
Real Estate 0.6%
Countrywide plc	124,418	273,050
Derwent London plc	14,544	519,333
Grainger plc	97,452	340,053
Hammerson plc	170,676	1,290,057
Intu Properties plc	282,177	990,832
Savills plc	57,910	646,665
Segro plc	178,154	1,156,840
Shaftesbury plc	23,701	297,401
The British Land Co. plc	167,444	1,370,466
		6,884,697
Retailing 0.8%
B&M European Value Retail S.A.	123,501	580,817
Card Factory plc	85,716	369,146
Dixons Carphone plc	240,107	1,018,549
Dunelm Group plc	45,535	367,984
Halfords Group plc	199,970	937,864
Headlam Group plc	54,984	429,084
JD Sports Fashion plc	78,493	457,102
John Menzies plc	78,022	715,130
Lookers plc	311,638	516,967

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
N Brown Group plc	166,005	615,053
Pendragon plc	2,048,197	958,494
Pets at Home Group plc	156,383	335,933
Sports Direct International plc *	195,097	749,789
Vertu Motors plc	694,809	408,119
WH Smith plc	49,832	1,147,659
		9,607,690
Semiconductors & Semiconductor Equipment 0.0%
Dialog Semiconductor plc *	10,806	516,372
Software & Services 0.4%
AVEVA Group plc	21,640	540,844
Computacenter plc	76,314	834,444
Fidessa Group plc	15,507	497,266
Gocompare.Com Group plc *	31,369	37,864
Micro Focus International plc	24,892	769,296
Moneysupermarket.com Group plc	139,212	626,669
Playtech plc	50,647	646,963
Rightmove plc	6,472	362,274
		4,315,620
Technology Hardware & Equipment 0.5%
Electrocomponents plc	230,071	1,741,965
Halma plc	79,476	1,175,791
Laird plc	270,698	486,620
Spectris plc	55,588	1,875,124
Spirent Communications plc	466,726	735,075
		6,014,575
Telecommunication Services 0.1%
KCOM Group plc	296,655	360,947
TalkTalk Telecom Group plc (a)	359,066	822,777
		1,183,724
Transportation 0.5%
BBA Aviation plc	359,921	1,497,535
Go-Ahead Group plc	24,639	582,400
National Express Group plc	293,848	1,406,225
Northgate plc	173,072	1,186,400
Stagecoach Group plc	310,945	848,992
		5,521,552
Utilities 0.0%
Telecom Plus plc	23,919	407,902
		134,154,799
Total Common Stock
(Cost $1,008,298,022)		1,150,099,791

Preferred Stock 0.3% of net assets

Germany 0.3%
Automobiles & Components 0.0%
Schaeffler AG	30,581	505,681
Capital Goods 0.1%
Jungheinrich AG	19,451	732,843
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	12,044	1,413,262
Transportation 0.1%
Sixt SE	11,931	569,661
		3,221,447

Sweden 0.0%
Transportation 0.0%
SAS AB	6,483	402,744
Total Preferred Stock
(Cost $2,946,702)		3,624,191
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Austria 0.0%
Real Estate 0.0%
BUWOG AG expires 06/01/17 *(b)	16,471	—
Total Rights
(Cost $—)		—

Other Investment Companies 1.9% of net assets

United States 1.9%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (c)	1,288,616	1,288,616
Securities Lending Collateral 1.8%
Wells Fargo Government Money Market Fund, Select Class 0.71% (c)	20,629,097	20,629,097
Total Other Investment Companies
(Cost $21,917,713)		21,917,713

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $1,034,581,016 and the unrealized appreciation and depreciation were $165,867,197 and ($24,806,518), respectively, with a net unrealized appreciation of $141,060,679.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,418,403.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long, expires 06/16/17	77	7,260,715	156,290

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$904,432,491	$—	$— *	$904,432,491
Australia [1]	58,717,462	—	—	58,717,462
Transportation	3,564,250	—	395,543	3,959,793
Hong Kong[1]	44,798,846	—	—	44,798,846
Technology Hardware & Equipment	3,219,553	—	816,847	4,036,400
United Kingdom[1]	117,287,838	—	—	117,287,838
Diversified Financials	14,905,033	—	1,961,928	16,866,961
Preferred Stock[1]	3,624,191	—	—	3,624,191
Rights [1]	—	—	— *	—
Other Investment Companies[1]	21,917,713	—	—	21,917,713
Total	$1,172,467,377	$—	$3,174,318	$1,175,641,695
Other Financial Instruments
Futures Contracts[2]	$156,290	$—	$—	$156,290
*	Level 3 amount shown includes securities determined to have no value at May 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2017.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
89.5%	Common Stock	980,402,076	1,117,604,523
10.3%	Preferred Stock	99,249,666	128,507,270
0.2%	Other Investment Companies	3,205,713	3,205,713
100.0%	Total Investments	1,082,857,455	1,249,317,506
(0.0%)	Other Assets and Liabilities, Net		(49,439)
100.0%	Net Assets		1,249,268,067

Security	Number of Shares	Value ($)
Common Stock 89.5% of net assets

Brazil 6.2%
Banks 1.0%
Banco Bradesco S.A.	363,279	3,030,313
Banco do Brasil S.A.	1,084,108	9,474,411
		12,504,724
Capital Goods 0.2%
Embraer S.A.	374,408	1,848,487
Diversified Financials 0.2%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	338,386	1,922,126
Energy 1.6%
Petroleo Brasileiro S.A. *	3,854,808	16,190,479
Ultrapar Participacoes S.A.	169,880	3,921,154
		20,111,633
Food, Beverage & Tobacco 0.8%
Ambev S.A.	1,040,570	6,003,782
BRF S.A.	205,666	2,747,456
JBS S.A.	542,460	1,349,961
		10,101,199
Insurance 0.1%
Sul America S.A.	265,945	1,463,895
Materials 1.6%
Companhia Siderurgica Nacional S.A. *	628,763	1,330,120
Vale S.A.	2,269,558	19,015,632
		20,345,752
Software & Services 0.1%
Cielo S.A.	164,033	1,153,815
Telecommunication Services 0.2%
Tim Participacoes S.A.	658,010	2,012,908
Transportation 0.1%
CCR S.A.	281,959	1,441,618
Utilities 0.3%
Centrais Eletricas Brasileiras S.A. *	280,239	1,188,259
Companhia de Saneamento Basico do Estado de Sao Paulo	188,639	1,686,978
CPFL Energia S.A.	169,982	1,378,076
		4,253,313
		77,159,470

Security	Number of Shares	Value ($)
Chile 0.6%
Energy 0.2%
Empresas COPEC S.A.	214,239	2,448,765
Food & Staples Retailing 0.1%
Cencosud S.A.	630,996	1,706,342
Transportation 0.2%
Latam Airlines Group S.A.	155,561	1,729,933
Utilities 0.1%
Enel Americas S.A.	8,036,873	1,523,811
		7,408,851

China 16.4%
Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., H Shares	1,226,681	1,382,140
Banks 6.2%
Agricultural Bank of China Ltd., H Shares	9,408,858	4,564,095
Bank of China Ltd., H Shares	30,028,726	15,028,910
Bank of Communications Co., Ltd., H Shares	2,541,152	1,969,671
China CITIC Bank Corp., Ltd., H Shares	2,446,217	1,509,962
China Construction Bank Corp., H Shares	37,933,469	31,349,773
China Merchants Bank Co., Ltd., H Shares	914,379	2,745,795
China Minsheng Banking Corp., Ltd., H Shares	1,466,003	1,503,168
Industrial & Commercial Bank of China Ltd., H Shares	27,229,414	18,205,474
		76,876,848
Capital Goods 0.5%
China Communications Construction Co., Ltd., H Shares	1,414,558	1,909,688
China Railway Construction Corp., Ltd., H Shares	860,822	1,182,015
China Railway Group Ltd., H Shares	1,317,782	1,092,451
CITIC Ltd.	930,120	1,475,311
		5,659,465
Consumer Durables & Apparel 0.2%
Belle International Holdings Ltd.	3,672,592	2,865,512
Energy 3.9%
China Petroleum & Chemical Corp., H Shares	26,814,815	21,988,806
China Shenhua Energy Co., Ltd., H Shares	2,007,371	4,889,335
CNOOC Ltd.	9,905,377	11,313,240
Kunlun Energy Co., Ltd.	1,372,379	1,229,293
PetroChina Co., Ltd., H Shares	13,962,355	9,299,337
		48,720,011
Food, Beverage & Tobacco 0.1%
China Resources Beer Holdings Co., Ltd.	644,252	1,625,419
Health Care Equipment & Services 0.1%
Sinopharm Group Co., Ltd., H Shares	263,036	1,201,687

1

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 0.8%
China Life Insurance Co., Ltd., H Shares	824,572	2,708,910
China Pacific Insurance (Group) Co., Ltd., H Shares	325,073	1,301,552
PICC Property & Casualty Co., Ltd., H Shares	965,401	1,610,560
Ping An Insurance Group Co. of China Ltd., H Shares	596,682	3,824,762
		9,445,784
Materials 0.4%
Anhui Conch Cement Co., Ltd., H Shares	397,801	1,319,631
China National Building Material Co., Ltd., H Shares	4,442,455	2,468,521
Jiangxi Copper Co., Ltd., H Shares	1,062,082	1,597,393
		5,385,545
Real Estate 0.5%
China Evergrande Group (a)	1,613,162	2,894,084
China Overseas Land & Investment Ltd.	668,966	2,008,843
China Resources Land Ltd.	494,513	1,453,246
		6,356,173
Software & Services 0.6%
Alibaba Group Holding Ltd. ADR *	14,690	1,798,937
Baidu, Inc. ADR *	11,612	2,160,993
Tencent Holdings Ltd.	116,878	4,013,700
		7,973,630
Technology Hardware & Equipment 0.2%
Lenovo Group Ltd.	3,514,339	2,300,063
Telecommunication Services 2.5%
China Mobile Ltd.	1,956,260	21,702,889
China Telecom Corp., Ltd., H Shares	8,227,418	4,086,020
China Unicom (Hong Kong) Ltd. *	3,646,009	5,231,010
		31,019,919
Utilities 0.3%
China Resources Power Holdings Co., Ltd.	918,403	1,895,158
Huaneng Power International, Inc., H Shares	2,194,626	1,751,769
		3,646,927
		204,459,123

Colombia 0.5%
Banks 0.1%
Bancolombia S.A.	84,909	885,448
Energy 0.3%
Ecopetrol S.A.	8,160,149	3,727,121
Materials 0.1%
Grupo Argos S.A.	168,728	1,208,810
		5,821,379

Czech Republic 0.2%
Utilities 0.2%
CEZ A/S	150,422	2,862,699

Greece 1.1%
Banks 0.7%
Alpha Bank AE *	1,096,643	2,528,009
National Bank of Greece S.A. *	10,865,776	3,799,974
Piraeus Bank S.A. *	9,259,790	2,072,115
		8,400,098
Consumer Services 0.1%
OPAP S.A.	153,944	1,713,790
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	129,230	1,474,989
Utilities 0.2%
Public Power Corp. S.A. *	398,320	2,105,181
		13,694,058

Hungary 0.5%
Banks 0.2%
OTP Bank plc	82,583	2,577,019
Energy 0.3%
MOL Hungarian Oil & Gas plc	41,323	3,363,534
		5,940,553

India 4.4%
Automobiles & Components 0.4%
Mahindra & Mahindra Ltd. GDR	69,889	1,551,536
Tata Motors Ltd.	156,989	700,513
Tata Motors Ltd. ADR	82,184	3,026,837
		5,278,886
Banks 0.7%
Housing Development Finance Corp., Ltd.	130,397	3,172,717
ICICI Bank Ltd. ADR	279,295	2,770,606
State Bank of India	556,018	2,484,501
		8,427,824
Energy 1.9%
Bharat Petroleum Corp., Ltd.	155,340	1,788,023
Coal India Ltd.	408,101	1,660,678
Indian Oil Corp., Ltd.	572,827	3,812,780
Oil & Natural Gas Corp., Ltd.	1,480,473	4,061,434
Reliance Industries Ltd. GDR *	300,481	12,394,841
		23,717,756
Food, Beverage & Tobacco 0.1%
ITC Ltd.	365,045	1,764,120
Materials 0.3%
Hindalco Industries Ltd.	623,157	1,938,432
Tata Steel Ltd.	206,726	1,617,089
		3,555,521
Software & Services 0.6%
Infosys Ltd.	337,932	5,117,428
Tata Consultancy Services Ltd.	63,653	2,512,380
		7,629,808
Telecommunication Services 0.2%
Bharti Airtel Ltd.	449,553	2,588,832
Utilities 0.2%
NTPC Ltd.	732,724	1,819,318
		54,782,065

Indonesia 1.4%
Automobiles & Components 0.3%
PT Astra International Tbk	6,281,124	4,126,114
Banks 0.5%
PT Bank Central Asia Tbk	1,245,776	1,603,983
PT Bank Mandiri (Persero) Tbk	1,808,541	1,710,782
PT Bank Rakyat Indonesia (Persero) Tbk	2,058,812	2,237,335
		5,552,100
Energy 0.1%
PT United Tractors Tbk	826,929	1,724,321
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	5,056,506	1,334,122

2

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	11,034,419	3,603,583
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	7,164,774	1,290,950
		17,631,190

Malaysia 2.0%
Banks 0.7%
CIMB Group Holdings Berhad	1,281,452	1,916,190
Malayan Banking Berhad	1,809,500	3,991,047
Public Bank Berhad	549,200	2,574,054
		8,481,291
Capital Goods 0.2%
Sime Darby Berhad	1,004,440	2,187,238
Consumer Services 0.2%
Genting Berhad	995,900	2,319,889
Materials 0.1%
Petronas Chemicals Group Berhad	802,600	1,374,546
Telecommunication Services 0.5%
Axiata Group Berhad	2,431,600	2,886,105
DiGi.com Berhad	994,900	1,150,644
Maxis Berhad	952,400	1,368,519
Telekom Malaysia Berhad	752,400	1,139,147
		6,544,415
Utilities 0.3%
Tenaga Nasional Berhad	1,135,500	3,655,885
		24,563,264

Mexico 2.8%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	344,177	1,977,291
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	754,440	1,377,372
		3,354,663
Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	1,290,871	1,858,322
Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V.	1,712,097	3,912,229
Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	163,597	1,312,289
Fomento Economico Mexicano S.A.B. de C.V.	394,477	3,705,803
Grupo Bimbo S.A.B. de C.V., Series A	529,561	1,218,570
		6,236,662
Materials 0.7%
Cemex S.A.B. de C.V., Series CPO *	5,143,167	4,241,095
Grupo Mexico S.A.B. de C.V., Series B	1,307,463	3,530,887
Industrias Penoles S.A.B. de C.V.	54,732	1,186,585
		8,958,567
Media 0.2%
Grupo Televisa S.A.B., Series CPO	562,866	2,714,729
Telecommunication Services 0.6%
America Movil S.A.B. de C.V., Series L	9,389,277	7,516,523
		34,551,695

Peru 0.1%
Banks 0.1%
Credicorp Ltd.	8,511	1,425,763

Security	Number of Shares	Value ($)
Philippines 0.1%
Telecommunication Services 0.1%
PLDT, Inc.	56,584	1,964,383

Poland 2.5%
Banks 0.4%
Bank Pekao S.A.	45,071	1,671,337
Powszechna Kasa Oszczednosci Bank Polski S.A. *	332,337	3,260,456
		4,931,793
Energy 0.8%
Polski Koncern Naftowy Orlen S.A.	292,374	8,339,626
Polskie Gornictwo Naftowe i Gazownictwo S.A.	964,282	1,645,378
		9,985,004
Insurance 0.3%
Powszechny Zaklad Ubezpieczen S.A.	307,957	3,668,391
Materials 0.5%
KGHM Polska Miedz S.A.	207,236	5,886,105
Telecommunication Services 0.1%
Orange Polska S.A.	1,295,614	1,587,553
Utilities 0.4%
PGE S.A.	968,895	2,843,067
Tauron Polska Energia S.A. *	2,302,604	1,992,338
		4,835,405
		30,894,251

Republic of Korea 18.6%
Automobiles & Components 2.3%
Hankook Tire Co., Ltd.	29,000	1,577,438
Hyundai Mobis Co., Ltd.	27,799	6,815,671
Hyundai Motor Co.	87,401	12,724,511
Kia Motors Corp.	219,973	7,672,335
		28,789,955
Banks 1.4%
Hana Financial Group, Inc.	95,955	3,518,179
Industrial Bank of Korea	113,642	1,309,380
KB Financial Group, Inc.	112,101	5,366,750
Shinhan Financial Group Co., Ltd.	153,019	6,758,476
		16,952,785
Capital Goods 1.5%
CJ Corp.	7,090	1,339,349
Daelim Industrial Co., Ltd.	16,472	1,359,426
Hyundai Construction Equipment Co., Ltd. *	1,767	476,629
Hyundai Electric & Energy System Co., Ltd. *	1,829	478,650
Hyundai Engineering & Construction Co., Ltd.	46,920	2,040,911
Hyundai Heavy Industries Co., Ltd. *	28,789	4,448,461
LG Corp.	40,849	2,955,314
LG International Corp.	42,327	1,274,044
Samsung Heavy Industries Co., Ltd. *	236,687	2,600,259
SK Networks Co., Ltd.	304,031	2,009,494
		18,982,537
Consumer Durables & Apparel 0.7%
LG Electronics, Inc.	120,651	8,890,414
Energy 1.1%
GS Holdings Corp.	27,683	1,802,511
S-Oil Corp.	29,736	2,748,907
SK Innovation Co., Ltd.	58,076	8,766,384
		13,317,802

3

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.2%
E-MART, Inc.	12,833	2,785,297
Food, Beverage & Tobacco 0.2%
KT&G Corp.	28,173	2,793,143
Insurance 0.3%
Samsung Fire & Marine Insurance Co., Ltd.	8,096	2,115,113
Samsung Life Insurance Co., Ltd.	19,281	2,101,002
		4,216,115
Materials 2.2%
Hyundai Steel Co.	51,641	2,730,571
LG Chem Ltd.	23,016	6,208,317
Lotte Chemical Corp.	6,980	2,247,490
POSCO	65,746	16,559,818
		27,746,196
Retailing 0.1%
Lotte Shopping Co., Ltd.	6,918	1,770,281
Semiconductors & Semiconductor Equipment 0.9%
Hyundai Robotics Co., Ltd. *	6,760	2,463,451
SK Hynix, Inc.	184,617	9,399,044
		11,862,495
Technology Hardware & Equipment 6.8%
LG Display Co., Ltd.	226,719	6,601,500
Samsung Electro-Mechanics Co., Ltd.	37,807	2,785,886
Samsung Electronics Co., Ltd.	36,351	72,565,635
Samsung SDI Co., Ltd.	16,485	2,436,823
		84,389,844
Telecommunication Services 0.2%
LG Uplus Corp.	130,039	1,881,593
Transportation 0.2%
Hyundai Glovis Co., Ltd.	8,111	1,155,506
Korean Air Lines Co., Ltd. *	39,573	1,254,771
		2,410,277
Utilities 0.5%
Korea Electric Power Corp.	118,392	4,515,307
Korea Gas Corp. *	35,425	1,607,351
		6,122,658
		232,911,392

Russia 10.9%
Banks 0.6%
Sberbank of Russia PJSC *	2,423,950	6,658,736
VTB Bank JSC *	641,550,000	747,406
		7,406,142
Energy 8.4%
Gazprom PAO *	21,542,935	45,649,587
LUKOIL PJSC *	653,726	31,705,927
NOVATEK OAO *	327,176	3,694,690
Rosneft OJSC *	567,201	3,013,247
Surgutneftegas *	27,471,848	14,654,885
Tatneft PAO *	1,030,428	6,979,952
		105,698,288
Food & Staples Retailing 0.2%
Magnit PJSC *	16,984	2,751,849
Materials 0.4%
MMC Norilsk Nickel PJSC *	32,489	4,522,847
Telecommunication Services 0.7%
Mobile TeleSystems PJSC *	1,037,770	4,323,851
Rostelecom PJSC *	1,520,502	1,915,276
Sistema JSFC *	9,514,366	2,087,671
		8,326,798
Security	Number of Shares	Value ($)
Transportation 0.5%
Aeroflot-Russian Airlines PJSC *	1,055,184	3,505,971
Globaltrans Investment plc GDR	286,816	2,280,187
		5,786,158
Utilities 0.1%
RusHydro PJSC *	102,655,333	1,410,587
		135,902,669

South Africa 6.0%
Banks 0.7%
Barclays Africa Group Ltd.	168,180	1,772,833
Nedbank Group Ltd.	95,687	1,597,244
Standard Bank Group Ltd.	542,560	6,029,519
		9,399,596
Capital Goods 0.3%
Barloworld Ltd.	243,020	2,146,519
The Bidvest Group Ltd.	158,781	2,057,395
		4,203,914
Consumer Durables & Apparel 0.2%
Steinhoff International Holdings N.V.	369,002	1,958,869
Diversified Financials 0.3%
FirstRand Ltd.	895,380	3,348,275
Food & Staples Retailing 0.4%
Bid Corp., Ltd.	116,556	2,648,757
Shoprite Holdings Ltd.	161,823	2,564,869
		5,213,626
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	50,857	1,481,019
Health Care Equipment & Services 0.1%
Netcare Ltd.	525,129	1,073,655
Insurance 0.2%
Sanlam Ltd.	425,556	2,214,876
Materials 1.9%
AngloGold Ashanti Ltd.	222,179	2,502,120
Gold Fields Ltd.	745,565	2,623,507
Impala Platinum Holdings Ltd. *	634,280	1,768,697
Kumba Iron Ore Ltd. *	153,695	1,830,528
Sappi Ltd.	207,912	1,523,282
Sasol Ltd.	434,368	12,916,158
		23,164,292
Media 0.2%
Naspers Ltd., N Shares	14,259	2,936,481
Retailing 0.3%
Imperial Holdings Ltd.	184,336	2,320,582
Woolworths Holdings Ltd.	245,475	1,254,717
		3,575,299
Telecommunication Services 1.3%
MTN Group Ltd.	1,456,108	12,975,083
Telkom S.A. SOC Ltd.	257,690	1,441,247
Vodacom Group Ltd.	117,423	1,471,633
		15,887,963
		74,457,865

Taiwan 12.2%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	547,000	1,103,856
Banks 0.3%
CTBC Financial Holding Co., Ltd.	3,329,809	2,119,946
Mega Financial Holding Co., Ltd.	2,288,548	1,845,051
		3,964,997

4

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 0.3%
Far Eastern New Century Corp.	2,488,061	2,018,308
Walsin Lihwa Corp.	3,110,000	1,287,260
		3,305,568
Consumer Durables & Apparel 0.1%
Pou Chen Corp.	1,092,000	1,506,633
Diversified Financials 0.1%
Fubon Financial Holding Co., Ltd.	1,245,116	1,897,954
Energy 0.1%
Formosa Petrochemical Corp.	532,704	1,912,698
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	1,226,796	2,451,226
Insurance 0.2%
Cathay Financial Holding Co., Ltd.	1,250,840	1,958,661
Materials 1.4%
China Steel Corp.	5,093,088	4,190,762
Formosa Chemicals & Fibre Corp.	1,280,882	3,887,913
Formosa Plastics Corp.	1,258,704	3,753,640
Nan Ya Plastics Corp.	1,603,588	3,817,178
Taiwan Cement Corp.	1,686,000	1,928,203
		17,577,696
Retailing 0.1%
Hotai Motor Co., Ltd.	96,200	1,261,707
Semiconductors & Semiconductor Equipment 2.7%
Advanced Semiconductor Engineering, Inc.	2,129,910	2,726,206
MediaTek, Inc.	500,046	3,823,617
Taiwan Semiconductor Manufacturing Co., Ltd.	3,479,352	23,481,780
United Microelectronics Corp.	8,548,931	3,538,488
		33,570,091
Technology Hardware & Equipment 6.0%
Acer, Inc. *	4,239,470	2,325,584
Asustek Computer, Inc.	501,176	4,748,667
AU Optronics Corp.	10,388,371	4,058,092
Catcher Technology Co., Ltd.	139,000	1,469,530
Compal Electronics, Inc.	5,851,000	3,909,874
Delta Electronics, Inc.	492,696	2,719,091
Foxconn Technology Co., Ltd.	380,858	1,078,796
Hon Hai Precision Industry Co., Ltd.	8,064,911	27,616,804
HTC Corp. *	1,198,822	2,897,515
Innolux Corp.	13,417,000	6,066,399
Inventec Corp.	2,212,646	1,644,092
Lite-On Technology Corp.	1,216,229	2,041,942
Pegatron Corp.	1,236,234	3,814,040
Quanta Computer, Inc.	1,722,058	3,938,881
Synnex Technology International Corp.	1,440,178	1,651,855
Wistron Corp.	3,559,085	3,289,423
WPG Holdings Ltd.	1,407,000	1,880,428
		75,151,013
Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd.	1,266,764	4,527,316
Far EasTone Telecommunications Co., Ltd.	480,588	1,222,281
Taiwan Mobile Co., Ltd.	368,000	1,370,258
		7,119,855
		152,781,955

Thailand 1.6%
Banks 0.2%
Kasikornbank PCL NVDR	265,900	1,463,777
The Siam Commercial Bank PCL NVDR	382,200	1,716,871
		3,180,648
Security	Number of Shares	Value ($)
Energy 0.9%
PTT Exploration & Production PCL NVDR	863,800	2,282,501
PTT PCL NVDR	648,200	7,479,231
Thai Oil PCL NVDR	613,800	1,387,628
		11,149,360
Materials 0.3%
PTT Global Chemical PCL NVDR	1,186,000	2,472,284
The Siam Cement PCL NVDR	66,200	1,022,349
		3,494,633
Telecommunication Services 0.2%
Advanced Info Service PCL NVDR	410,400	2,084,533
		19,909,174

Turkey 1.3%
Banks 0.6%
Akbank T.A.S.	789,460	2,127,401
Turkiye Garanti Bankasi A/S	917,485	2,490,557
Turkiye Halk Bankasi A/S	460,644	1,654,229
Turkiye Is Bankasi, C Shares	895,457	1,774,962
		8,047,149
Capital Goods 0.2%
KOC Holding A/S	437,281	1,983,313
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	554,855	1,678,764
Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	84,475	2,269,228
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	720,934	1,302,635
Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri A/S *	491,838	1,691,149
		16,972,238

United Arab Emirates 0.1%
Telecommunication Services 0.1%
Emirates Telecommunications Group Co. PJSC	322,559	1,510,486
Total Common Stock
(Cost $980,402,076)		1,117,604,523

Preferred Stock 10.3% of net assets

Brazil 7.6%
Banks 2.5%
Banco Bradesco S.A.	1,270,959	10,785,985
Itau Unibanco Holding S.A.	1,694,829	18,579,984
Itausa - Investimentos Itau S.A.	769,726	2,124,413
		31,490,382
Energy 1.6%
Petroleo Brasileiro S.A. *	4,898,168	19,575,754
Food & Staples Retailing 0.3%
Cia Brasileira de Distribuicao	169,352	3,602,412
Materials 2.5%
Gerdau S.A.	1,613,160	4,745,759
Metalurgica Gerdau S.A. *	2,422,050	3,331,178
Vale S.A.	2,868,911	22,816,459
		30,893,396
Telecommunication Services 0.2%
Telefonica Brasil S.A.	223,463	3,225,012

5

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utilities 0.5%
Centrais Eletricas Brasileiras S.A., B Shares	161,850	861,457
Companhia Energetica de Minas Gerais	1,760,231	4,147,084
Companhia Paranaense de Energia - Copel, B Shares	144,665	1,242,420
		6,250,961
		95,037,917

Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	143,165	1,580,140

Republic of Korea 1.3%
Automobiles & Components 0.3%
Hyundai Motor Co.	13,953	1,321,023
Hyundai Motor Co. 2nd	24,735	2,507,523
		3,828,546
Materials 0.1%
LG Chem Ltd.	4,401	799,932
Technology Hardware & Equipment 0.9%
Samsung Electronics Co., Ltd.	7,067	11,039,820
		15,668,298

Russia 1.3%
Banks 0.0%
Sberbank of Russia PJSC *	114,122	250,691
Energy 1.3%
AK Transneft OAO *	4,534	12,676,429
Surgutneftegas OAO *	6,624,062	3,293,795
		15,970,224
		16,220,915
Total Preferred Stock
(Cost $99,249,666)		128,507,270

Other Investment Companies 0.2% of net assets

United States 0.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (b)	1,706,650	1,706,650
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.71% (b)	1,499,063	1,499,063
Total Other Investment Companies
(Cost $3,205,713)		3,205,713

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $1,097,217,279 and the unrealized appreciation and depreciation were $172,387,600 and ($20,287,373), respectively, with a net unrealized appreciation of $152,100,227.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,422,318.
(b)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI Emerging Markets Index, e-mini, Long, expires 06/16/17	74	3,714,060	4,829

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,117,604,523	$—	$—	$1,117,604,523
Preferred Stock[1]	128,507,270	—	—	128,507,270
Other Investment Companies[1]	3,205,713	—	—	3,205,713
Total	$1,249,317,506	$—	$—	$1,249,317,506
Other Financial Instruments
Futures Contracts[2]	$4,829	$—	$—	$4,829
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
6

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
7

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
8

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation (CSC) if that company is included in its index. Below is the summary of investment activities involving CSC shares owned by the funds during the report period:
Fund	Balance of Shares Held at 2/28/17	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/17	Market Value at 5/31/17	Realized Gains(Losses) 3/1/17 to 5/31/17	Dividends Received 3/1/17 to 5/31/17
Schwab Fundamental U.S. Broad Market Index ETF	3,460	132	(44)	3,548	$137,485	$638	$284
Schwab Fundamental U.S. Large Company Index ETF	31,379	6,264	—	37,643	1,458,666	—	2,906
REG89447MAY17
9

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:     July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:     July 18, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:     July 18, 2017